UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07043

Name of Registrant:	Vanguard Admiral Funds
Address of Registrant:	P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2023—February 29, 2024

Item 1: Reports to Shareholders

Semiannual Report   |   February 29, 2024
Vanguard Money Market Funds
Vanguard Cash Reserves Federal Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Cash Reserves Federal Money Market Fund	3
Federal Money Market Fund	18
Treasury Money Market Fund	33

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 29, 2024
	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return
Cash Reserves Federal Money Market Fund	$1,000.00	$1,026.70	$0.50
Federal Money Market Fund	$1,000.00	$1,026.70	$0.55
Treasury Money Market Fund	$1,000.00	$1,026.70	$0.45
Based on Hypothetical 5% Yearly Return
Cash Reserves Federal Money Market Fund	$1,000.00	$1,024.37	$0.50
Federal Money Market Fund	$1,000.00	$1,024.32	$0.55
Treasury Money Market Fund	$1,000.00	$1,024.42	$0.45
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are 0.10% for the Cash Reserves Federal Money Market Fund, 0.11% for the Federal Money Market Fund, and 0.09% for the Treasury Money Market Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Cash Reserves Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 29, 2024
1 - 7 Days	57.5%
8 - 30 Days	19.1
31 - 60 Days	10.1
61 - 90 Days	1.1
91 - 180 Days	11.4
Over 180 Days	0.8
3

Cash Reserves Federal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (69.3%)
[2]	Fannie Mae Discount Notes	5.404%	3/6/24	42,252	42,221
[2]	Fannie Mae Discount Notes	4.902%	3/8/24	48,570	48,520
[3]	Federal Farm Credit Banks Funding Corp., EFFR + 0.020%	5.350%	3/1/24	52,000	52,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.350%	3/1/24	45,115	45,118
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	5.360%	3/1/24	21,571	21,573
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	5.390%	3/1/24	5,768	5,769
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield - 0.040%	5.286%	3/1/24	68,891	68,891
	Federal Farm Credit Discount Notes	5.079%	3/15/24	82,955	82,784
	Federal Home Loan Banks	5.510%	3/8/24	440,037	440,037
	Federal Home Loan Banks Discount Notes	5.346%–5.396%	3/1/24	676,645	676,645
	Federal Home Loan Banks Discount Notes	5.444%	3/5/24	190,714	190,602
	Federal Home Loan Banks Discount Notes	5.404%–5.405%	3/6/24	101,428	101,354
	Federal Home Loan Banks Discount Notes	4.112%–5.401%	3/7/24	83,120	83,046
	Federal Home Loan Banks Discount Notes	5.346%–5.405%	3/8/24	239,399	239,154
	Federal Home Loan Banks Discount Notes	5.405%–5.448%	3/11/24	669,450	668,473
	Federal Home Loan Banks Discount Notes	5.271%–5.395%	3/13/24	1,695,273	1,692,307
	Federal Home Loan Banks Discount Notes	5.283%–5.438%	3/15/24	1,500,834	1,497,764
	Federal Home Loan Banks Discount Notes	5.277%–5.454%	3/18/24	1,098,110	1,095,382
	Federal Home Loan Banks Discount Notes	5.192%–5.412%	3/19/24	1,188,175	1,185,059
	Federal Home Loan Banks Discount Notes	5.395%–5.431%	3/20/24	12,243	12,209
	Federal Home Loan Banks Discount Notes	5.210%–5.427%	3/22/24	581,515	579,731
	Federal Home Loan Banks Discount Notes	5.378%	3/27/24	442,108	440,430
	Federal Home Loan Banks Discount Notes	5.382%–5.413%	4/1/24	746,525	743,140
	Federal Home Loan Banks Discount Notes	5.300%–5.389%	4/3/24	327,758	326,173
	Federal Home Loan Banks Discount Notes	5.391%–5.403%	4/5/24	72,939	72,566
	Federal Home Loan Banks Discount Notes	5.331%–5.395%	4/10/24	588,723	585,296
	Federal Home Loan Banks Discount Notes	5.303%–5.394%	4/12/24	545,942	542,588
	Federal Home Loan Banks Discount Notes	5.303%–5.398%	4/17/24	538,630	534,929
	Federal Home Loan Banks Discount Notes	5.303%–5.398%	4/19/24	513,880	510,187
	Federal Home Loan Banks Discount Notes	5.303%	4/24/24	72,740	72,164
	Federal Home Loan Banks Discount Notes	5.303%–5.401%	4/26/24	240,367	238,393
	Federal Home Loan Banks Discount Notes	5.319%–5.405%	5/3/24	310,857	307,992
	Federal Home Loan Banks Discount Notes	5.334%	5/8/24	136,428	135,075
	Federal Home Loan Banks Discount Notes	5.341%	5/10/24	121,961	120,715
	Federal Home Loan Banks Discount Notes	5.379%	5/17/24	214,762	212,360
	Federal Home Loan Banks Discount Notes	5.346%–5.415%	5/22/24	122,529	121,060
	Federal Home Loan Banks Discount Notes	5.351%	5/24/24	249,546	246,480
	Federal Home Loan Banks Discount Notes	5.351%–5.410%	5/29/24	215,201	212,400
4

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	5.351%	5/31/24	24,134	23,813
	Federal Home Loan Banks Discount Notes	5.304%	6/5/24	14,352	14,154
	Federal Home Loan Banks Discount Notes	5.406%	6/26/24	4,939	4,855
	Federal Home Loan Banks Discount Notes	5.395%	7/1/24	64,400	63,260
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	575,100	575,100
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	574,200	574,200
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	385,445	385,445
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	360,100	360,100
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	336,985	336,979
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	316,410	316,410
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	287,600	287,600
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	287,400	287,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	287,400	287,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	287,270	287,270
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	286,700	286,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	286,700	286,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	216,500	216,500
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	216,000	216,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	215,500	215,500
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	215,200	215,200
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	189,845	189,845
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	186,400	186,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	186,400	186,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	143,775	143,775
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	143,775	143,775
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	143,700	143,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	114,900	114,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	100,700	100,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	86,100	86,100
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	574,200	574,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	431,465	431,465
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	431,300	431,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	387,100	387,100
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	287,700	287,700
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	287,600	287,600
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	286,700	286,700
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	244,300	244,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	243,600	243,600
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	219,000	219,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	215,600	215,600
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	215,600	215,600
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	183,300	183,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	143,800	143,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	143,300	143,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	114,800	114,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	85,000	85,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	71,800	71,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	71,700	71,700
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	60,900	60,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	60,600	60,600
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	48,500	48,500
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	503,240	503,240
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	401,500	401,500
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	287,600	287,600
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	287,565	287,565
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	287,000	287,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	157,135	157,135
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	143,740	143,740
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	71,850	71,850
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	60,900	60,900
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	48,700	48,700
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	24,300	24,300
5

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	21,575	21,575
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	288,100	288,100
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	288,100	288,100
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	287,100	287,100
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	133,990	133,990
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	121,600	121,600
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	116,400	116,400
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	60,900	60,900
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.330%	3/1/24	243,600	243,600
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.330%	3/1/24	188,800	188,800
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.330%	3/1/24	100,780	100,780
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.330%	3/1/24	60,900	60,900
[3]	Federal Home Loan Banks, SOFR + 0.025%	5.335%	3/1/24	100,600	100,600
[3]	Federal Home Loan Banks, SOFR + 0.025%	5.335%	3/1/24	100,500	100,500
[3]	Federal Home Loan Banks, SOFR + 0.025%	5.335%	3/1/24	71,800	71,800
[3]	Federal Home Loan Banks, SOFR + 0.025%	5.335%	3/1/24	71,800	71,800
[3]	Federal Home Loan Banks, SOFR + 0.030%	5.340%	3/1/24	71,600	71,600
[3]	Federal Home Loan Banks, SOFR + 0.035%	5.345%	3/1/24	216,225	216,225
[3]	Federal Home Loan Banks, SOFR + 0.035%	5.345%	3/1/24	69,225	69,225
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	291,760	291,760
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	291,555	291,555
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	116,830	116,830
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	87,515	87,515
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	73,000	73,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	69,225	69,225
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	50,700	50,700
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	511,015	511,015
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	438,700	438,700
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	365,090	365,090
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	337,800	337,800
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	295,640	295,640
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	187,000	187,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	116,825	116,825
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	58,290	58,290
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	1,094,255	1,094,255
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	652,760	652,762
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	591,680	591,680
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	583,915	583,915
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	438,000	438,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	295,195	295,195
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	291,600	291,600
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	291,500	291,500
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	222,000	222,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	105,000	105,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	72,900	72,900
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	43,600	43,600
[3]	Federal Home Loan Banks, SOFR + 0.055%	5.365%	3/1/24	532,000	532,000
[3]	Federal Home Loan Banks, SOFR + 0.055%	5.365%	3/1/24	291,795	291,795
[3]	Federal Home Loan Banks, SOFR + 0.055%	5.365%	3/1/24	291,795	291,795
[3]	Federal Home Loan Banks, SOFR + 0.055%	5.365%	3/1/24	143,600	143,615
[3]	Federal Home Loan Banks, SOFR + 0.055%	5.365%	3/1/24	72,800	72,800
[3]	Federal Home Loan Banks, SOFR + 0.060%	5.370%	3/1/24	598,000	598,000
[3]	Federal Home Loan Banks, SOFR + 0.060%	5.370%	3/1/24	437,445	437,445
[3]	Federal Home Loan Banks, SOFR + 0.060%	5.370%	3/1/24	52,500	52,500
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.375%	3/1/24	598,300	598,300
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.375%	3/1/24	423,100	423,100
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.375%	3/1/24	291,800	291,800
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.375%	3/1/24	102,100	102,100
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.375%	3/1/24	102,085	102,085
[3]	Federal Home Loan Banks, SOFR + 0.070%	5.380%	3/1/24	121,385	121,404
[3]	Federal Home Loan Banks, SOFR + 0.085%	5.395%	3/1/24	157,500	157,500
[3]	Federal Home Loan Banks, SOFR + 0.120%	5.430%	3/1/24	10,815	10,815
6

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Freddie Mac Discount Notes	5.402%	4/1/24	1,916	1,907
[2]	Freddie Mac Discount Notes	5.415%	5/20/24	923	912
[2]	Freddie Mac Discount Notes	5.355%	5/30/24	15,220	15,019
	United States Treasury Bill	4.960%	3/5/24	1,159,000	1,158,319
	United States Treasury Bill	5.142%–5.222%	3/7/24	2,485,247	2,483,072
	United States Treasury Bill	4.951%–5.192%	3/12/24	1,434,874	1,432,557
	United States Treasury Bill	5.142%–5.232%	3/14/24	2,785,412	2,780,119
	United States Treasury Bill	4.951%–5.162%	3/19/24	2,383,662	2,377,398
	United States Treasury Bill	5.232%	3/21/24	1,129,000	1,125,701
	United States Treasury Bill	4.951%–5.175%	3/26/24	2,259,779	2,251,523
	United States Treasury Bill	5.289%	3/28/24	183,546	182,822
	United States Treasury Bill	5.147%	4/2/24	2,243,442	2,232,993
	United States Treasury Bill	5.142%–5.147%	4/9/24	2,259,000	2,246,178
	United States Treasury Bill	5.151%–5.207%	4/11/24	3,885,733	3,862,432
	United States Treasury Bill	5.227%–5.369%	5/30/24	3,136,670	3,095,504
	United States Treasury Bill	5.160%–5.307%	6/4/24	2,586,451	2,551,070
	United States Treasury Bill	5.087%–5.317%	6/11/24	2,531,062	2,493,876
	United States Treasury Bill	5.122%	6/18/24	1,372,763	1,351,088
	United States Treasury Bill	5.122%	6/25/24	2,244,784	2,207,063
	United States Treasury Bill	5.132%	7/2/24	1,806,380	1,775,181
	United States Treasury Bill	5.253%	8/29/24	998,980	973,214
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	5.251%	3/1/24	72,960	72,951
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	5.363%	3/1/24	900,000	900,000
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.125%	5.451%	3/1/24	123,164	123,014
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.169%	5.495%	3/1/24	55,403	55,377
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.170%	5.496%	3/1/24	85,770	85,665
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.200%	5.526%	3/1/24	541,500	542,177
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	5.571%	3/1/24	389,476	389,476
Total U.S. Government and Agency Obligations (Cost $81,448,772)					81,448,772
Repurchase Agreements (32.6%)
	Bank of Montreal (Dated 2/2/24, Repurchase Value $129,534,000, collateralized by U.S. Treasury Bill 0.000%, 3/19/24–8/8/24, with a value of $131,580,000)	5.320%	3/1/24	129,000	129,000
	BNP Paribas Securities Corp. (Dated 2/29/24, Repurchase Value $861,547,000, collateralized by U.S. Treasury Bill 0.000%, 4/2/24–7/18/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 10/15/25–2/15/52, and U.S. Treasury Note/Bond 0.250%–6.125%, 4/30/24–8/15/53, with a value of $875,160,000)	5.315%	3/28/24	858,000	858,000
7

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
BNP Paribas Securities Corp. (Dated 2/8/24, Repurchase Value $144,270,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.500%, 7/15/31–2/15/53, and U.S. Treasury Note/Bond 1.875%–2.875%, 7/31/27–2/15/51, with a value of $145,860,000)	5.330%	4/8/24	143,000	143,000
Canadian Imperial Bank of Commerce (Dated 2/1/24, Repurchase Value $1,034,451,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 10/15/25–2/15/51, and U.S. Treasury Note/Bond 0.375%–4.125%, 7/31/24–8/15/53, with a value of $1,047,540,000)	5.330%	3/21/24	1,027,000	1,027,000
Canadian Imperial Bank of Commerce (Dated 2/2/24, Repurchase Value $195,376,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.375%, 7/15/26–7/15/27, and U.S. Treasury Note/Bond 0.500%–4.375%, 2/15/26–8/15/53, with a value of $197,880,000)	5.320%	3/21/24	194,000	194,000
Canadian Imperial Bank of Commerce (Dated 1/18/24, Repurchase Value $144,333,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.375%, 7/15/25–2/15/51, and U.S. Treasury Note/Bond 1.125%–4.125%, 6/15/25–8/15/53, with a value of $145,860,000)	5.325%	3/21/24	143,000	143,000
Canadian Imperial Bank of Commerce (Dated 1/29/24, Repurchase Value $288,451,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.625%, 4/15/27–2/15/51, and U.S. Treasury Note/Bond 0.875%–4.125%, 7/31/24–5/15/52, with a value of $291,720,000)	5.320%	3/27/24	286,000	286,000
Citigroup Global Markets Inc. (Dated 2/28/24, Repurchase Value $1,432,480,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.375%, 7/15/25, and U.S. Treasury Note/Bond 0.250%–6.875%, 7/31/25–9/30/25, with a value of $1,459,980,000)	5.320%	3/6/24	1,431,000	1,431,000
Credit Agricole Securities (Dated 2/29/24, Repurchase Value $328,048,000, collateralized by U.S. Treasury Note/Bond 0.500%–2.750%, 10/31/27–5/15/29, with a value of $334,560,000)	5.305%	3/1/24	328,000	328,000
Federal Reserve Bank of New York (Dated 2/29/24, Repurchase Value $17,120,520,000, collateralized by U.S. Treasury Note/Bond 0.625%–4.375%, 2/15/29–5/15/41, with a value of $17,120,520,000)	5.300%	3/1/24	17,118,000	17,118,000
Fixed Income Clearing Corp. (Dated 2/29/24, Repurchase Value $5,152,760,000, collateralized by U.S. Treasury Note/Bond 1.750%–4.000%, 4/30/29–12/31/29, with a value of $5,280,800,000)	5.310%	3/1/24	5,152,000	5,152,000
Fixed Income Clearing Corp. (Dated 2/29/24, Repurchase Value $4,293,633,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%, 10/15/24–4/15/26, and U.S. Treasury Note/Bond 0.500%–3.500%, 9/15/25–8/15/46, with a value of $4,378,860,000)	5.310%	3/1/24	4,293,000	4,293,000
8

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fixed Income Clearing Corp. (Dated 2/29/24, Repurchase Value $1,431,211,000, collateralized by U.S. Treasury Note/Bond 1.250%–4.375%, 12/15/26–12/31/26, with a value of $1,459,620,000)	5.310%	3/1/24	1,431,000	1,431,000
Goldman Sachs & Co. (Dated 2/29/24, Repurchase Value $142,021,000, collateralized by U.S. Treasury Note/Bond 4.375%, 11/15/39, with a value of $144,840,000)	5.310%	3/1/24	142,000	142,000
Goldman Sachs & Co. (Dated 2/26/24, Repurchase Value $142,147,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 3.875%, 4/15/29, with a value of $144,840,000)	5.310%	3/4/24	142,000	142,000
JP Morgan Securities LLC (Dated 2/29/24, Repurchase Value $428,063,000, collateralized by U.S. Treasury Note/Bond 0.500%, 3/31/25, with a value of $436,560,000)	5.310%	3/1/24	428,000	428,000
Natixis SA (Dated 2/29/24, Repurchase Value $142,021,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 1/15/28–2/15/54, and U.S. Treasury Note/Bond 0.375%–5.000%, 8/31/24–2/15/49, with a value of $144,840,000)	5.310%	3/1/24	142,000	142,000
Nomura International plc (Dated 2/29/24, Repurchase Value $142,021,000, collateralized by U.S. Treasury Note/Bond 3.875%–4.250%, 2/28/31–8/15/33, with a value of $144,840,000)	5.310%	3/1/24	142,000	142,000
RBC Capital Markets LLC (Dated 2/27/24, Repurchase Value $71,073,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.750%, 7/15/24–2/15/50, and U.S. Treasury Note/Bond 0.500%–3.875%, 10/15/24–2/15/52, with a value of $72,420,000)	5.305%	3/5/24	71,000	71,000
RBC Capital Markets LLC (Dated 2/28/24, Repurchase Value $428,442,000, collateralized by U.S. Treasury Bill 0.000%, 4/16/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 7/15/25–2/15/50, and U.S. Treasury Note/Bond 0.500%–5.000%, 12/15/24–5/15/52, with a value of $436,560,000)	5.310%	3/6/24	428,000	428,000
Royal Bank of Canada (Dated 2/1/24, Repurchase Value $1,591,462,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.625%, 7/15/24–7/15/30, and U.S. Treasury Note/Bond 0.250%–4.625%, 3/15/24–2/15/33, with a value of $1,611,600,000)	5.330%	3/21/24	1,580,000	1,580,000
Royal Bank of Canada (Dated 1/31/24, Repurchase Value $647,760,000, collateralized by U.S. Treasury Note/Bond 0.875%–4.375%, 4/15/26–5/15/32, with a value of $655,860,000)	5.330%	3/21/24	643,000	643,000
9

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Standard Chartered Bank (Dated 2/29/24, Repurchase Value $715,105,000, collateralized by U.S. Treasury Bill 0.000%, 3/5/24–3/14/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 1/15/28–2/15/52, and U.S. Treasury Note/Bond 0.375%–5.000%, 5/31/24–11/15/53, with a value of $729,408,000)	5.310%	3/1/24	715,000	715,000
Sumitomo Mitsui Banking Corp. (Dated 2/29/24, Repurchase Value $1,087,160,000, collateralized by U.S. Treasury Note/Bond 0.500%–4.875%, 5/31/24–8/15/49, with a value of $1,110,603,000)	5.310%	3/1/24	1,087,000	1,087,000
TD Securities (USA) LLC (Dated 2/29/24, Repurchase Value $228,034,000, collateralized by U.S. Treasury Note/Bond 0.375%–2.000%, 2/15/25–8/15/31, with a value of $232,560,000)	5.320%	3/1/24	228,000	228,000
Total Repurchase Agreements (Cost $38,281,000)				38,281,000
Total Investments (101.9%) (Cost $119,729,772)				119,729,772
Other Assets and Liabilities—Net (-1.9%)				(2,199,356)
Net Assets (100%)				117,530,416
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
EFFR—Effective Federal Funds Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Cash Reserves Federal Money Market Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $81,448,772)	81,448,772
Repurchase Agreements (Cost $38,281,000)	38,281,000
Total Investments in Securities	119,729,772
Investment in Vanguard	3,677
Cash	2
Receivables for Accrued Income	212,885
Receivables for Capital Shares Issued	181,401
Total Assets	120,127,737
Liabilities
Payables for Investment Securities Purchased	2,396,360
Payables for Capital Shares Redeemed	162,771
Payables for Distributions	33,710
Payables to Vanguard	4,480
Total Liabilities	2,597,321
Net Assets	117,530,416
At February 29, 2024, net assets consisted of:

Paid-in Capital	117,530,378
Total Distributable Earnings (Loss)	38
Net Assets	117,530,416

Net Assets
Applicable to 117,517,095,490 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	117,530,416
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
11

Cash Reserves Federal Money Market Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Interest	3,046,807
Total Income	3,046,807
Expenses
The Vanguard Group—Note B
Investment Advisory Services	327
Management and Administrative	52,231
Marketing and Distribution	3,109
Custodian Fees	195
Shareholders’ Reports	441
Trustees’ Fees and Expenses	41
Other Expenses	7
Total Expenses	56,351
Expenses Paid Indirectly	(57)
Net Expenses	56,294
Net Investment Income	2,990,513
Realized Net Gain (Loss) on Investment Securities Sold	77
Net Increase (Decrease) in Net Assets Resulting from Operations	2,990,590

See accompanying Notes, which are an integral part of the Financial Statements.
12

Cash Reserves Federal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,990,513	4,284,018
Realized Net Gain (Loss)	77	728
Net Increase (Decrease) in Net Assets Resulting from Operations	2,990,590	4,284,746
Distributions
Total Distributions	(2,991,224)	(4,284,220)
Capital Share Transactions (at $1.00 per share)
Issued	31,117,180	61,590,228
Issued in Lieu of Cash Distributions	2,761,445	3,952,800
Redeemed	(25,346,980)	(45,093,879)
Net Increase (Decrease) from Capital Share Transactions	8,531,645	20,449,149
Total Increase (Decrease)	8,531,011	20,449,675
Net Assets
Beginning of Period	108,999,405	88,549,730
End of Period	117,530,416	108,999,405

See accompanying Notes, which are an integral part of the Financial Statements.
13

Cash Reserves Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0264	.0435	.0047	.0002	.012	.024
Net Realized and Unrealized Gain (Loss) on Investments	—	(.0006)	.0002	—	—	—
Total from Investment Operations	.0264	.0429	.0049	.0002	.012	.024
Distributions
Dividends from Net Investment Income	(.0264)	(.0429)	(.0048)	(.0002)	(.012)	(.024)
Distributions from Realized Capital Gains	(.0000)[2]	(.0000)[2]	(.0001)	—	—	—
Total Distributions	(.0264)	(.0429)	(.0049)	(.0002)	(.012)	(.024)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.67%	4.38%	0.49%	0.02%	1.21%	2.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$117,530	$108,999	$88,550	$94,883	$25,704	$18,923
Ratio of Total Expenses to Average Net Assets[4]	0.10%[5]	0.10%[5]	0.08%	0.07%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	5.31%	4.35%	0.47%	0.02%	1.20%	2.39%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.10% for the year ended August 31, 2022 and 0.10% for the year ended August 31, 2021. For the six months ended February 29, 2024, and the years ended August 31, 2023, 2020, and 2019, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Cash Reserves Federal Money Market Fund
Notes to Financial Statements
Vanguard Cash Reserves Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
15

Cash Reserves Federal Money Market Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $3,677,000, representing less than 0.01% of the fund’s net assets and 1.47% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $57,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
16

Cash Reserves Federal Money Market Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 29, 2024, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	119,729,772
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
17

Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 29, 2024
1 - 7 Days	60.9%
8 - 30 Days	16.2
31 - 60 Days	9.8
61 - 90 Days	1.1
91 - 180 Days	11.2
Over 180 Days	0.8
18

Federal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (65.0%)
[2]	Fannie Mae Discount Notes	5.404%	3/6/24	103,644	103,568
[2]	Fannie Mae Discount Notes	4.902%	3/8/24	120,517	120,393
[3]	Federal Farm Credit Banks Funding Corp., EFFR + 0.020%	5.350%	3/1/24	123,000	123,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.350%	3/1/24	111,979	111,986
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	5.360%	3/1/24	53,202	53,208
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	5.390%	3/1/24	14,232	14,235
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield - 0.040%	5.286%	3/1/24	165,344	165,343
	Federal Farm Credit Discount Notes	5.394%	3/12/24	772	771
	Federal Farm Credit Discount Notes	5.079%	3/15/24	206,034	205,608
	Federal Home Loan Banks	5.510%	3/8/24	1,026,925	1,026,925
	Federal Home Loan Banks Discount Notes	5.346%–5.398%	3/1/24	1,690,473	1,690,473
	Federal Home Loan Banks Discount Notes	5.404%–5.405%	3/6/24	248,762	248,580
	Federal Home Loan Banks Discount Notes	4.112%	3/7/24	195,994	195,820
	Federal Home Loan Banks Discount Notes	5.346%–5.405%	3/8/24	588,001	587,400
	Federal Home Loan Banks Discount Notes	5.336%	3/13/24	59,665	59,561
	Federal Home Loan Banks Discount Notes	5.433%–5.438%	3/15/24	303,894	303,272
	Federal Home Loan Banks Discount Notes	5.412%	3/19/24	1,412,363	1,408,659
	Federal Home Loan Banks Discount Notes	5.392%–5.431%	3/20/24	19,084	19,031
	Federal Home Loan Banks Discount Notes	5.400%–5.402%	3/21/24	1,531	1,526
	Federal Home Loan Banks Discount Notes	5.210%–5.427%	3/22/24	682,975	680,874
	Federal Home Loan Banks Discount Notes	5.378%	3/27/24	1,078,161	1,074,068
	Federal Home Loan Banks Discount Notes	5.382%–5.413%	4/1/24	262,413	261,224
	Federal Home Loan Banks Discount Notes	5.300%–5.389%	4/3/24	810,393	806,475
	Federal Home Loan Banks Discount Notes	5.391%–5.403%	4/5/24	134,046	133,362
	Federal Home Loan Banks Discount Notes	5.331%–5.395%	4/10/24	391,608	389,325
	Federal Home Loan Banks Discount Notes	5.303%–5.394%	4/12/24	1,351,020	1,342,719
	Federal Home Loan Banks Discount Notes	5.303%–5.398%	4/17/24	838,390	832,611
	Federal Home Loan Banks Discount Notes	5.303%–5.398%	4/19/24	1,277,037	1,267,859
	Federal Home Loan Banks Discount Notes	5.303%	4/24/24	180,601	179,171
	Federal Home Loan Banks Discount Notes	5.303%–5.401%	4/26/24	557,669	553,089
	Federal Home Loan Banks Discount Notes	5.319%–5.405%	5/3/24	768,981	761,893
	Federal Home Loan Banks Discount Notes	5.334%	5/8/24	337,174	333,831
	Federal Home Loan Banks Discount Notes	5.341%	5/10/24	301,779	298,695
	Federal Home Loan Banks Discount Notes	5.379%	5/17/24	531,021	525,081
	Federal Home Loan Banks Discount Notes	5.346%–5.410%	5/22/24	253,128	250,094
	Federal Home Loan Banks Discount Notes	5.351%	5/24/24	620,258	612,638
	Federal Home Loan Banks Discount Notes	5.351%–5.410%	5/29/24	534,315	527,360
	Federal Home Loan Banks Discount Notes	5.351%	5/31/24	60,050	59,251
19

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	5.304%	6/5/24	35,499	35,008
	Federal Home Loan Banks Discount Notes	5.406%	6/26/24	12,292	12,083
	Federal Home Loan Banks Discount Notes	5.395%	7/1/24	159,900	157,069
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	1,419,800	1,419,800
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	1,418,900	1,418,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	950,540	950,540
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	886,100	886,100
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	834,570	834,555
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	783,590	783,590
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	710,300	710,300
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	710,300	710,300
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	709,705	709,705
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	709,600	709,600
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	709,600	709,600
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	709,400	709,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	532,500	532,500
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	532,200	532,200
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	532,000	532,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	531,600	531,600
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	468,175	468,175
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	461,700	461,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	461,700	461,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	354,800	354,800
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	354,715	354,715
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	354,715	354,715
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	283,900	283,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	248,200	248,200
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	213,000	213,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	1,419,800	1,419,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	1,064,200	1,064,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	1,064,035	1,064,035
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	958,800	958,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	710,300	710,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	709,400	709,400
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	709,300	709,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	603,200	603,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	603,200	603,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	542,500	542,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	532,200	532,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	532,200	532,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	452,900	452,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	355,200	355,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	354,800	354,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	284,000	284,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	210,800	210,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	177,500	177,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	177,400	177,400
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	151,000	151,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	150,600	150,600
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	120,200	120,200
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	1,241,545	1,241,545
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	1,094,000	1,094,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	710,000	710,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	709,435	709,435
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	709,400	709,400
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	392,865	392,865
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	354,750	354,750
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	177,395	177,395
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	151,000	151,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	120,800	120,800
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	60,100	60,100
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	53,200	53,200
20

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	709,900	709,900
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	708,900	708,900
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	708,900	708,900
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	332,510	332,510
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	301,900	301,900
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	289,100	289,100
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	151,000	151,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.330%	3/1/24	603,100	603,100
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.330%	3/1/24	467,400	467,400
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.330%	3/1/24	249,220	249,220
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.330%	3/1/24	151,000	151,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	5.335%	3/1/24	249,500	249,500
[3]	Federal Home Loan Banks, SOFR + 0.025%	5.335%	3/1/24	248,300	248,300
[3]	Federal Home Loan Banks, SOFR + 0.025%	5.335%	3/1/24	177,400	177,400
[3]	Federal Home Loan Banks, SOFR + 0.025%	5.335%	3/1/24	177,400	177,400
[3]	Federal Home Loan Banks, SOFR + 0.030%	5.340%	3/1/24	178,400	178,400
[3]	Federal Home Loan Banks, SOFR + 0.035%	5.345%	3/1/24	531,440	531,440
[3]	Federal Home Loan Banks, SOFR + 0.035%	5.345%	3/1/24	170,020	170,020
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	705,220	705,220
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	704,995	704,995
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	281,870	281,870
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	211,510	211,510
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	176,200	176,200
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	170,020	170,020
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	123,700	123,700
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	1,233,320	1,233,320
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	1,056,400	1,056,400
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	880,845	880,845
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	812,200	812,200
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	704,360	704,360
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	373,000	373,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	281,875	281,875
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	141,070	141,070
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	2,643,585	2,643,585
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	1,579,035	1,579,041
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	1,409,630	1,409,630
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	1,408,320	1,408,320
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	1,057,200	1,057,200
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	705,300	705,300
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	705,200	705,200
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	704,805	704,805
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	528,000	528,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	245,000	245,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	176,300	176,300
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	105,900	105,900
[3]	Federal Home Loan Banks, SOFR + 0.055%	5.365%	3/1/24	994,000	994,000
[3]	Federal Home Loan Banks, SOFR + 0.055%	5.365%	3/1/24	704,950	704,950
[3]	Federal Home Loan Banks, SOFR + 0.055%	5.365%	3/1/24	704,950	704,950
[3]	Federal Home Loan Banks, SOFR + 0.055%	5.365%	3/1/24	354,900	354,936
[3]	Federal Home Loan Banks, SOFR + 0.055%	5.365%	3/1/24	176,400	176,400
[3]	Federal Home Loan Banks, SOFR + 0.060%	5.370%	3/1/24	1,395,000	1,395,000
[3]	Federal Home Loan Banks, SOFR + 0.060%	5.370%	3/1/24	1,057,700	1,057,700
[3]	Federal Home Loan Banks, SOFR + 0.060%	5.370%	3/1/24	126,915	126,915
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.375%	3/1/24	1,394,400	1,394,400
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.375%	3/1/24	1,022,200	1,022,200
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.375%	3/1/24	705,000	705,000
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.375%	3/1/24	246,800	246,800
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.375%	3/1/24	246,780	246,780
[3]	Federal Home Loan Banks, SOFR + 0.070%	5.380%	3/1/24	300,520	300,567
[3]	Federal Home Loan Banks, SOFR + 0.085%	5.395%	3/1/24	380,800	380,800
[3]	Federal Home Loan Banks, SOFR + 0.120%	5.430%	3/1/24	25,285	25,285
[2]	Freddie Mac Discount Notes	5.355%	5/30/24	37,874	37,375
21

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Bill	4.960%	3/5/24	2,870,000	2,868,315
	United States Treasury Bill	5.142%–5.222%	3/7/24	6,095,090	6,089,757
	United States Treasury Bill	4.951%–5.406%	3/12/24	6,316,256	6,306,062
	United States Treasury Bill	5.142%–5.338%	3/14/24	7,650,347	7,635,811
	United States Treasury Bill	4.951%–5.417%	3/19/24	6,997,918	6,979,531
	United States Treasury Bill	5.232%	3/21/24	3,734,000	3,723,088
	United States Treasury Bill	4.951%–5.175%	3/26/24	5,498,256	5,478,169
	United States Treasury Bill	5.289%	3/28/24	455,868	454,070
	United States Treasury Bill	5.147%	4/2/24	5,471,130	5,445,647
	United States Treasury Bill	5.142%–5.232%	4/9/24	7,048,000	7,007,993
	United States Treasury Bill	5.151%–5.207%	4/11/24	9,620,271	9,562,580
	United States Treasury Bill	5.157%	4/16/24	1,000,000	993,292
	United States Treasury Bill	5.227%–5.369%	5/30/24	7,738,142	7,636,585
	United States Treasury Bill	5.160%–5.307%	6/4/24	6,395,561	6,308,076
	United States Treasury Bill	5.087%–5.317%	6/11/24	6,254,122	6,162,237
	United States Treasury Bill	5.122%	6/18/24	3,397,325	3,343,682
	United States Treasury Bill	5.122%	6/25/24	5,563,439	5,469,951
	United States Treasury Bill	5.132%	7/2/24	4,485,836	4,408,359
	United States Treasury Bill	5.253%	8/29/24	2,479,962	2,415,997
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	5.251%	3/1/24	171,553	171,532
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	5.363%	3/1/24	2,200,000	2,200,000
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.125%	5.451%	3/1/24	304,950	304,580
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.169%	5.495%	3/1/24	137,278	137,212
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.170%	5.496%	3/1/24	212,304	212,044
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.200%	5.526%	3/1/24	1,302,500	1,304,128
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	5.571%	3/1/24	962,786	962,785
Total U.S. Government and Agency Obligations (Cost $190,058,556)					190,058,556
Repurchase Agreements (36.8%)
	Bank of Montreal (Dated 2/2/24, Repurchase Value $370,527,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 7/15/24–1/15/33, and U.S. Treasury Note/Bond 0.250%–5.000%, 3/31/24–8/15/33, with a value of $376,380,000)	5.320%	3/1/24	369,000	369,000
	BNP Paribas Securities Corp. (Dated 2/29/24, Repurchase Value $2,141,818,000, collateralized by U.S. Treasury Bill 0.000%, 3/26/24–1/23/25, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.375%, 4/15/28–2/15/54, and U.S. Treasury Note/Bond 0.250%–7.625%, 3/15/24–11/15/52, with a value of $2,175,660,000)	5.315%	3/28/24	2,133,000	2,133,000
22

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
BNP Paribas Securities Corp. (Dated 2/8/24, Repurchase Value $358,154,000, collateralized by U.S. Treasury Bill 0.000%, 5/23/24–2/20/25, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 7/15/24–2/15/40, and U.S. Treasury Note/Bond 0.250%–6.750%, 3/15/24–2/15/51, with a value of $362,100,000)	5.330%	4/8/24	355,000	355,000
Canadian Imperial Bank of Commerce (Dated 2/1/24, Repurchase Value $2,555,405,000, collateralized by U.S. Treasury Bill 0.000%, 2/20/25, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 10/15/24–2/15/53, and U.S. Treasury Note/Bond 0.375%–5.000%, 7/31/24–8/15/53, with a value of $2,587,740,000)	5.330%	3/21/24	2,537,000	2,537,000
Canadian Imperial Bank of Commerce (Dated 2/2/24, Repurchase Value $556,923,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.500%, 4/15/26–2/15/52, and U.S. Treasury Note/Bond 0.375%–4.375%, 7/31/24–8/15/53, with a value of $564,060,000)	5.320%	3/21/24	553,000	553,000
Canadian Imperial Bank of Commerce (Dated 1/18/24, Repurchase Value $358,308,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 1/15/27–2/15/51, and U.S. Treasury Note/Bond 0.375%–5.000%, 7/31/24–11/15/52, with a value of $362,100,000)	5.325%	3/21/24	355,000	355,000
Canadian Imperial Bank of Commerce (Dated 1/29/24, Repurchase Value $717,094,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 10/15/24–7/15/29, and U.S. Treasury Note/Bond 0.375%–4.375%, 7/31/24–2/15/51, with a value of $725,220,000)	5.320%	3/27/24	711,000	711,000
Citigroup Global Markets Inc. (Dated 2/28/24, Repurchase Value $3,557,676,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.375%, 4/15/25–7/15/25, and U.S. Treasury Note/Bond 0.250%–7.625%, 2/15/25–7/31/25, with a value of $3,625,080,000)	5.320%	3/6/24	3,554,000	3,554,000
Credit Agricole Securities (Dated 2/29/24, Repurchase Value $818,121,000, collateralized by U.S. Treasury Note/Bond 0.500%–4.625%, 2/28/25–5/15/32, with a value of $834,360,000)	5.305%	3/1/24	818,000	818,000
Federal Reserve Bank of New York (Dated 2/29/24, Repurchase Value $54,858,075,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 3.875%, 4/15/29, and U.S. Treasury Note/Bond 0.625%–4.750%, 8/15/27–11/15/46, with a value of $54,858,075,000)	5.300%	3/1/24	54,850,000	54,850,000
Fixed Income Clearing Corp. (Dated 2/29/24, Repurchase Value $12,795,887,000, collateralized by U.S. Treasury Note/Bond 0.625%–4.625%, 12/31/29–11/15/32, with a value of $13,113,850,000)	5.310%	3/1/24	12,794,000	12,794,000
23

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fixed Income Clearing Corp. (Dated 2/29/24, Repurchase Value $10,663,573,000, collateralized by U.S. Treasury Bill 0.000%, 6/18/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%, 4/15/25, and U.S. Treasury Note/Bond 0.250%–6.125%, 9/30/24–11/15/51, with a value of $10,875,240,000)	5.310%	3/1/24	10,662,000	10,662,000
Fixed Income Clearing Corp. (Dated 2/29/24, Repurchase Value $3,554,524,000, collateralized by U.S. Treasury Note/Bond 0.625%–4.625%, 7/15/26–12/15/26, with a value of $3,625,080,000)	5.310%	3/1/24	3,554,000	3,554,000
Goldman Sachs & Co. (Dated 2/29/24, Repurchase Value $356,053,000, collateralized by U.S. Treasury Bill 0.000%, 4/9/24–7/25/24, U.S. Treasury Inflation Indexed Note/Bond 0.375%, 1/15/27, and U.S. Treasury Note/Bond 0.375%–4.625%, 5/15/24–11/15/48, with a value of $363,120,000)	5.310%	3/1/24	356,000	356,000
Goldman Sachs & Co. (Dated 2/26/24, Repurchase Value $356,368,000, collateralized by U.S. Treasury Bill 0.000%, 4/30/24, and U.S. Treasury Note/Bond 1.750%–2.625%, 12/31/26–2/15/50, with a value of $363,120,000)	5.310%	3/4/24	356,000	356,000
JP Morgan Securities LLC (Dated 2/29/24, Repurchase Value $1,067,157,000, collateralized by U.S. Treasury Note/Bond 0.500%–3.750%, 4/15/26–10/31/27, with a value of $1,088,340,000)	5.310%	3/1/24	1,067,000	1,067,000
Natixis SA (Dated 2/29/24, Repurchase Value $356,053,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.625%–2.125%, 7/15/32–2/15/54, and U.S. Treasury Note/Bond 0.250%–6.125%, 3/15/24–11/15/52, with a value of $363,120,000)	5.310%	3/1/24	356,000	356,000
Nomura International plc (Dated 2/29/24, Repurchase Value $356,053,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.000%, 10/15/24–1/15/29, and U.S. Treasury Note/Bond 1.250%–4.875%, 12/31/26–11/15/43, with a value of $363,120,000)	5.310%	3/1/24	356,000	356,000
RBC Capital Markets LLC (Dated 2/27/24, Repurchase Value $178,184,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 7/15/25–2/15/52, and U.S. Treasury Note/Bond 1.375%–4.375%, 12/31/28–5/15/52, with a value of $181,560,000)	5.305%	3/5/24	178,000	178,000
RBC Capital Markets LLC (Dated 2/28/24, Repurchase Value $1,068,102,000, collateralized by U.S. Treasury Bill 0.000%, 4/16/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 4/15/25–2/15/49, and U.S. Treasury Note/Bond 0.625%–5.000%, 6/30/24–8/15/52, with a value of $1,088,340,000)	5.310%	3/6/24	1,067,000	1,067,000
24

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Royal Bank of Canada (Dated 2/1/24, Repurchase Value $3,931,315,000, collateralized by U.S. Treasury Bill 0.000%, 3/28/24–5/28/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.375%, 4/15/25–1/15/27, and U.S. Treasury Note/Bond 0.250%–4.875%, 3/15/24–2/15/54, with a value of $3,981,060,000)	5.330%	3/21/24	3,903,000	3,903,000
Royal Bank of Canada (Dated 1/31/24, Repurchase Value $1,861,680,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 4/15/24–2/15/52, and U.S. Treasury Note/Bond 0.250%–7.500%, 3/31/24–11/15/53, with a value of $1,884,960,000)	5.330%	3/21/24	1,848,000	1,848,000
Standard Chartered Bank (Dated 2/29/24, Repurchase Value $1,777,262,000, collateralized by U.S. Treasury Note/Bond 0.250%–5.000%, 3/15/24–8/15/53, with a value of $1,812,807,000)	5.310%	3/1/24	1,777,000	1,777,000
Sumitomo Mitsui Banking Corp. (Dated 2/29/24, Repurchase Value $2,701,398,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.875%, 5/31/24–2/15/51, with a value of $2,766,642,000)	5.310%	3/1/24	2,701,000	2,701,000
TD Securities (USA) LLC (Dated 2/29/24, Repurchase Value $569,084,000, collateralized by U.S. Treasury Note/Bond 2.250%–4.750%, 11/15/24–2/15/52, with a value of $580,380,000)	5.320%	3/1/24	569,000	569,000
Total Repurchase Agreements (Cost $107,779,000)				107,779,000
Total Investments (101.8%) (Cost $297,837,556)				297,837,556
Other Assets and Liabilities—Net (-1.8%)				(5,403,770)
Net Assets (100%)				292,433,786
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
EFFR—Effective Federal Funds Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Federal Money Market Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $190,058,556)	190,058,556
Repurchase Agreements (Cost $107,779,000)	107,779,000
Total Investments in Securities	297,837,556
Investment in Vanguard	9,080
Cash	3
Receivables for Accrued Income	518,462
Receivables for Capital Shares Issued	314,081
Other Assets	10,500
Total Assets	298,689,682
Liabilities
Payables for Investment Securities Purchased	5,951,915
Payables for Capital Shares Redeemed	240,397
Payables for Distributions	51,361
Payables to Vanguard	12,223
Total Liabilities	6,255,896
Net Assets	292,433,786
At February 29, 2024, net assets consisted of:

Paid-in Capital	292,434,156
Total Distributable Earnings (Loss)	(370)
Net Assets	292,433,786

Net Assets
Applicable to 292,433,646,040 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	292,433,786
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
26

Federal Money Market Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Interest	7,439,216
Total Income	7,439,216
Expenses
The Vanguard Group—Note B
Investment Advisory Services	801
Management and Administrative	134,938
Marketing and Distribution	11,343
Custodian Fees	475
Shareholders’ Reports	3,682
Trustees’ Fees and Expenses	105
Other Expenses	7
Total Expenses	151,351
Expenses Paid Indirectly	(116)
Net Expenses	151,235
Net Investment Income	7,287,981
Realized Net Gain (Loss) on Investment Securities Sold	99
Net Increase (Decrease) in Net Assets Resulting from Operations	7,288,080

See accompanying Notes, which are an integral part of the Financial Statements.
27

Federal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,287,981	10,078,797
Realized Net Gain (Loss)	99	860
Net Increase (Decrease) in Net Assets Resulting from Operations	7,288,080	10,079,657
Distributions
Total Distributions	(7,287,983)	(10,078,914)
Capital Share Transactions (at $1.00 per share)
Issued	78,080,155	127,209,761
Issued in Lieu of Cash Distributions	6,949,508	9,550,042
Redeemed	(52,584,629)	(93,313,186)
Net Increase (Decrease) from Capital Share Transactions	32,445,034	43,446,617
Total Increase (Decrease)	32,445,131	43,447,360
Net Assets
Beginning of Period	259,988,655	216,541,295
End of Period	292,433,786	259,988,655

See accompanying Notes, which are an integral part of the Financial Statements.
28

Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0264	.0432	.0050	.0002	.010	.022
Net Realized and Unrealized Gain (Loss) on Investments	—	(.0005)	(.0002)	—	—	—
Total from Investment Operations	.0264	.0427	.0048	.0002	.010	.022
Distributions
Dividends from Net Investment Income	(.0264)	(.0427)	(.0048)	(.0002)	(.010)	(.022)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0264)	(.0427)	(.0048)	(.0002)	(.010)	(.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.67%	4.36%	0.48%	0.02%	1.03%	2.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$292,434	$259,989	$216,541	$194,385	$197,525	$132,966
Ratio of Total Expenses to Average Net Assets[3]	0.11%[4]	0.11%[4]	0.09%	0.09%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	5.30%	4.32%	0.50%	0.02%	0.93%	2.24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for the year ended August 31, 2022 and 0.11% for the year ended August 31, 2021. For the six months ended February 29, 2024, and the years ended August 31, 2023, 2020, and 2019, there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.

See accompanying Notes, which are an integral part of the Financial Statements.
29

Federal Money Market Fund
Notes to Financial Statements
Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
30

Federal Money Market Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $9,080,000, representing less than 0.01% of the fund’s net assets and 3.63% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $116,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
31

Federal Money Market Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 29, 2024, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	297,837,556
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $467,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
32

Treasury Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 29, 2024
1 - 7 Days	14.9%
8 - 30 Days	35.7
31 - 60 Days	25.9
61 - 90 Days	3.5
91 - 180 Days	18.6
Over 180 Days	1.4
33

Treasury Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (106.1%)
	United States Treasury Bill	4.561%–5.387%	3/5/24	6,795,112	6,791,124
	United States Treasury Bill	5.142%–5.378%	3/7/24	3,256,283	3,253,425
	United States Treasury Bill	4.561%–5.393%	3/12/24	5,531,422	5,522,505
	United States Treasury Bill	5.142%–5.232%	3/14/24	4,666,562	4,657,679
	United States Treasury Bill	3.953%–5.373%	3/19/24	5,016,726	5,004,016
	United States Treasury Bill	5.142%	3/21/24	2,955,000	2,946,332
	United States Treasury Bill	4.951%–5.175%	3/26/24	6,862,000	6,836,892
	United States Treasury Bill	5.289%	3/28/24	1,500,000	1,494,083
	United States Treasury Bill	4.941%–5.385%	4/2/24	5,707,899	5,683,221
	United States Treasury Bill	5.142%–5.391%	4/4/24	4,852,961	4,828,760
	United States Treasury Bill	4.946%–5.147%	4/9/24	2,941,000	2,924,251
	United States Treasury Bill	4.946%	4/16/24	632,890	628,628
	United States Treasury Bill	4.951%–5.406%	4/23/24	5,177,672	5,137,417
	United States Treasury Bill	5.202%	5/16/24	2,600,000	2,571,293
	United States Treasury Bill	5.227%–5.369%	5/30/24	2,312,000	2,281,638
	United States Treasury Bill	5.160%–5.307%	6/4/24	1,491,141	1,470,744
	United States Treasury Bill	5.087%–5.317%	6/11/24	4,451,163	4,385,813
	United States Treasury Bill	5.122%	6/18/24	3,500,000	3,444,735
	United States Treasury Bill	5.122%	6/25/24	2,300,062	2,261,412
	United States Treasury Bill	5.253%	8/29/24	1,037,000	1,010,253
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.125%	5.451%	3/1/24	70,593	70,507
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.140%	5.466%	3/1/24	200,000	200,144
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.169%	5.495%	3/1/24	281,739	281,908
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.170%	5.496%	3/1/24	49,022	48,962
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.200%	5.526%	3/1/24	214,000	214,268
34

Treasury Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	5.571%	3/1/24	224,091	224,091
Total U.S. Government and Agency Obligations (Cost $74,174,101)					74,174,101
Total Investments (106.1%) (Cost $74,174,101)					74,174,101
Other Assets and Liabilities—Net (-6.1%)					(4,266,552)
Net Assets (100%)					69,907,549
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.

See accompanying Notes, which are an integral part of the Financial Statements.
35

Treasury Money Market Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $74,174,101)	74,174,101
Investment in Vanguard	2,117
Cash	1
Receivables for Accrued Income	4,750
Receivables for Capital Shares Issued	292,453
Other Assets	3,298
Total Assets	74,476,720
Liabilities
Payables for Investment Securities Purchased	4,391,691
Payables for Capital Shares Redeemed	146,511
Payables for Distributions	28,597
Payables to Vanguard	2,372
Total Liabilities	4,569,171
Net Assets	69,907,549
At February 29, 2024, net assets consisted of:

Paid-in Capital	69,907,846
Total Distributable Earnings (Loss)	(297)
Net Assets	69,907,549

Net Assets
Applicable to 69,904,806,241 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	69,907,549
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
36

Treasury Money Market Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Interest	1,687,973
Total Income	1,687,973
Expenses
The Vanguard Group—Note B
Investment Advisory Services	184
Management and Administrative	25,098
Marketing and Distribution	2,601
Custodian Fees	135
Shareholders’ Reports	134
Trustees’ Fees and Expenses	24
Other Expenses	7
Total Expenses	28,183
Expenses Paid Indirectly	(7)
Net Expenses	28,176
Net Investment Income	1,659,797
Realized Net Gain (Loss) on Investment Securities Sold	158
Net Increase (Decrease) in Net Assets Resulting from Operations	1,659,955

See accompanying Notes, which are an integral part of the Financial Statements.
37

Treasury Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,659,797	1,952,733
Realized Net Gain (Loss)	158	321
Net Increase (Decrease) in Net Assets Resulting from Operations	1,659,955	1,953,054
Distributions
Total Distributions	(1,659,798)	(1,952,743)
Capital Share Transactions (at $1.00 per share)
Issued	35,400,700	63,059,684
Issued in Lieu of Cash Distributions	1,480,713	1,755,170
Redeemed	(25,311,713)	(40,832,284)
Net Increase (Decrease) from Capital Share Transactions	11,569,700	23,982,570
Total Increase (Decrease)	11,569,857	23,982,881
Net Assets
Beginning of Period	58,337,692	34,354,811
End of Period	69,907,549	58,337,692

See accompanying Notes, which are an integral part of the Financial Statements.
38

Treasury Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0264	.0437	.0045	.0003	.010	.022
Net Realized and Unrealized Gain (Loss) on Investments	—	(.0015)	—	—	—	—
Total from Investment Operations	.0264	.0422	.0045	.0003	.010	.022
Distributions
Dividends from Net Investment Income	(.0264)	(.0422)	(.0045)	(.0003)	(.010)	(.022)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0264)	(.0422)	(.0045)	(.0003)	(.010)	(.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.67%	4.31%	0.45%	0.03%	1.05%	2.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$69,908	$58,338	$34,355	$35,744	$38,547	$28,428
Ratio of Total Expenses to Average Net Assets[3]	0.09%[4]	0.09%[4]	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	5.30%	4.37%	0.45%	0.03%	0.95%	2.23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for the year ended August 31, 2022 and 0.09% for the year ended August 31, 2021. For the six months ended February 29, 2024, and the years ended August 31, 2023, 2020, and 2019, there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
39

Treasury Money Market Fund
Notes to Financial Statements
Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
40

Treasury Money Market Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $2,117,000, representing less than 0.01% of the fund’s net assets and 0.85% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $7,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
41

Treasury Money Market Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 29, 2024, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	74,174,101
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $454,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
42

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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q302 042024

Semiannual Report  |  February 29, 2024
Vanguard S&P Mid-Cap 400 Index Funds
Vanguard S&P Mid-Cap 400 Index Fund
Vanguard S&P Mid-Cap 400 Value Index Fund
Vanguard S&P Mid-Cap 400 Growth Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 29, 2024
	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$1,101.20	$0.52
Institutional Shares	1,000.00	1,101.30	0.42
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$1,057.50	$0.77
Institutional Shares	1,000.00	1,057.60	0.41
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$1,143.50	$0.80
Institutional Shares	1,000.00	1,143.70	0.43
Based on Hypothetical 5% Yearly Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$1,024.37	$0.50
Institutional Shares	1,000.00	1,024.47	0.40
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$1,024.12	$0.75
Institutional Shares	1,000.00	1,024.47	0.40
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$1,024.12	$0.75
Institutional Shares	1,000.00	1,024.47	0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Mid-Cap 400 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the S&P Mid-Cap 400 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Mid-Cap 400 Growth Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

S&P Mid-Cap 400 Index Fund
Fund Allocation
As of February 29, 2024
Communication Services	1.5%
Consumer Discretionary	15.9
Consumer Staples	4.8
Energy	5.0
Financials	15.7
Health Care	7.6
Industrials	21.4
Information Technology	10.8
Materials	6.9
Real Estate	7.3
Utilities	3.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

S&P Mid-Cap 400 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (1.5%)
	New York Times Co. Class A	204,166	9,040
	Nexstar Media Group Inc. Class A	40,221	6,684
*	Frontier Communications Parent Inc.	275,983	6,535
	TKO Group Holdings Inc. Class A	74,867	6,269
*	ZoomInfo Technologies Inc. Class A	369,631	6,195
	Iridium Communications Inc.	154,537	4,474
*	Ziff Davis Inc.	57,378	3,945
	TEGNA Inc.	245,768	3,443
	Cable One Inc.	5,676	2,588
			49,173
Consumer Discretionary (15.8%)
*	Deckers Outdoor Corp.	32,106	28,754
	Williams-Sonoma Inc.	80,039	18,852
*	Burlington Stores Inc.	80,959	16,605
*	Floor & Decor Holdings Inc. Class A	132,974	16,106
*	TopBuild Corp.	39,648	15,954
	Toll Brothers Inc.	134,109	15,374
*	Five Below Inc.	69,482	13,944
	Dick's Sporting Goods Inc.	76,680	13,641
	Service Corp. International	184,352	13,493
	Wingstop Inc.	36,704	12,885
	Texas Roadhouse Inc. Class A	83,331	12,447
	Tempur Sealy International Inc.	214,958	11,709
*	Light & Wonder Inc.	112,358	11,293
	Vail Resorts Inc.	47,526	10,946
	Autoliv Inc.	93,449	10,843
	Gentex Corp.	291,044	10,632
	Churchill Downs Inc.	84,698	10,322
	PVH Corp.	75,397	10,304
*	Skechers USA Inc. Class A	166,696	10,303
	Lithia Motors Inc. Class A	34,337	10,269
		Shares	Market Value• ($000)
	Murphy USA Inc.	24,158	10,074
	Lear Corp.	72,694	9,984
	Aramark	325,730	9,879
*	Crocs Inc.	75,573	9,239
	H&R Block Inc.	179,592	8,791
*	Mattel Inc.	440,750	8,683
	Thor Industries Inc.	66,480	8,521
	Hyatt Hotels Corp. Class A	55,178	8,475
	Wyndham Hotels & Resorts Inc.	103,519	7,924
*	Taylor Morrison Home Corp. Class A	134,072	7,590
	Brunswick Corp.	85,862	7,504
*	Valvoline Inc.	173,019	7,378
*	Capri Holdings Ltd.	145,015	6,690
*	Planet Fitness Inc. Class A	106,606	6,615
	KB Home	95,531	6,346
*	Ollie's Bargain Outlet Holdings Inc.	76,993	6,172
	Polaris Inc.	66,235	6,141
	Macy's Inc.	341,430	5,955
	Harley-Davidson Inc.	158,136	5,736
	Boyd Gaming Corp.	86,699	5,733
*	RH	19,284	5,291
	Gap Inc.	267,683	5,070
*	Grand Canyon Education Inc.	36,880	4,971
*	AutoNation Inc.	32,362	4,848
*,1	GameStop Corp. Class A	335,164	4,783
*	YETI Holdings Inc.	108,371	4,448
*	Goodyear Tire & Rubber Co.	353,803	4,203
	Travel + Leisure Co.	90,364	4,038
*	Hilton Grand Vacations Inc.	88,928	3,991
*	Adient plc	116,864	3,966
*	Visteon Corp.	34,703	3,926
	Marriott Vacations Worldwide Corp.	41,217	3,841
	Wendy's Co.	208,463	3,775
	Penske Automotive Group Inc.	24,320	3,733
	Carter's Inc.	45,948	3,719
4

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
*	Helen of Troy Ltd.	29,627	3,703
	Columbia Sportswear Co.	43,036	3,559
	Choice Hotels International Inc.	31,067	3,478
*	Penn Entertainment Inc.	189,361	3,465
	Leggett & Platt Inc.	166,351	3,397
	Graham Holdings Co. Class B	4,468	3,138
*	Fox Factory Holding Corp.	52,880	2,675
	Nordstrom Inc.	121,041	2,538
*	Under Armour Inc. Class A	235,558	2,111
*	Under Armour Inc. Class C	241,353	2,061
			522,834
Consumer Staples (4.8%)
*	Celsius Holdings Inc.	185,008	15,100
*	Performance Food Group Co.	194,155	14,905
*	elf Beauty Inc.	68,875	14,363
*	US Foods Holding Corp.	282,224	14,334
	Casey's General Stores Inc.	46,502	14,159
*	BJ's Wholesale Club Holdings Inc.	166,865	12,188
	Ingredion Inc.	81,343	9,568
*	BellRing Brands Inc.	164,015	9,341
*	Darling Ingredients Inc.	199,058	8,422
*	Sprouts Farmers Market Inc.	126,723	7,913
*	Post Holdings Inc.	63,402	6,604
*	Coty Inc. Class A	467,290	5,869
	Flowers Foods Inc.	239,721	5,375
	Lancaster Colony Corp.	25,407	5,257
	Coca-Cola Consolidated Inc.	5,846	4,915
*	Boston Beer Co. Inc. Class A	11,743	3,619
*	Grocery Outlet Holding Corp.	123,865	3,195
*	Pilgrim's Pride Corp.	50,228	1,599
			156,726
Energy (5.0%)
	Ovintiv Inc.	316,680	15,647
	Chesapeake Energy Corp.	139,016	11,508
	HF Sinclair Corp.	195,342	10,841
*	Southwestern Energy Co.	1,374,367	9,579
	Range Resources Corp.	301,091	9,521
*	Weatherford International plc	89,989	9,234
*	Antero Resources Corp.	352,509	9,059
	Matador Resources Co.	138,246	8,730
	Chord Energy Corp.	51,507	8,367
	NOV Inc.	491,530	8,307
	Permian Resources Corp. Class A	518,677	8,071
	ChampionX Corp.	243,066	7,550
	Civitas Resources Inc.	106,476	7,313
		Shares	Market Value• ($000)
	Murphy Oil Corp.	183,109	7,264
	DT Midstream Inc.	120,911	6,968
	PBF Energy Inc. Class A	135,706	6,337
	Equitrans Midstream Corp.	540,609	5,779
	Antero Midstream Corp.	424,984	5,695
*	Valaris Ltd.	78,224	4,932
*	CNX Resources Corp.	198,211	4,153
			164,855
Financials (15.7%)
	Fidelity National Financial Inc.	322,610	16,318
	RenaissanceRe Holdings Ltd.	65,501	14,726
	Reinsurance Group of America Inc.	82,235	14,543
	Interactive Brokers Group Inc. Class A	133,532	14,518
	Kinsale Capital Group Inc.	27,467	14,178
	Equitable Holdings Inc.	397,010	13,594
	East West Bancorp Inc.	175,849	12,812
	Erie Indemnity Co. Class A	31,124	12,664
	Ally Financial Inc.	338,729	12,530
	Carlyle Group Inc.	270,114	12,385
	Annaly Capital Management Inc.	623,993	11,912
*	WEX Inc.	53,327	11,717
	Unum Group	228,769	11,313
	Primerica Inc.	43,714	10,721
	American Financial Group Inc.	81,539	10,410
	Webster Financial Corp.	214,660	10,226
	First Horizon Corp.	697,214	9,831
	Morningstar Inc.	32,499	9,704
	Stifel Financial Corp.	127,268	9,655
	Old Republic International Corp.	325,358	9,422
	Voya Financial Inc.	130,353	8,911
	Jefferies Financial Group Inc.	210,052	8,784
	Cullen/Frost Bankers Inc.	79,917	8,672
	SEI Investments Co.	124,784	8,392
	Houlihan Lokey Inc. Class A	64,401	8,286
	Evercore Inc. Class A	43,248	8,091
	SouthState Corp.	94,910	7,976
	Pinnacle Financial Partners Inc.	95,796	7,924
	Selective Insurance Group Inc.	75,600	7,899
	Commerce Bancshares Inc.	148,185	7,711
	Starwood Property Trust Inc.	371,291	7,571
	First American Financial Corp.	128,747	7,520
	Wintrust Financial Corp.	76,406	7,362
	RLI Corp.	50,100	7,337

5

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Prosperity Bancshares Inc.	116,936	7,298
	Essent Group Ltd.	133,210	7,136
	Synovus Financial Corp.	182,477	6,923
	MGIC Investment Corp.	346,019	6,882
	Affiliated Managers Group Inc.	42,185	6,594
	Cadence Bank	227,924	6,309
	Western Union Co.	454,636	6,097
	Old National Bancorp	365,122	5,999
*	Euronet Worldwide Inc.	54,673	5,983
	FNB Corp.	447,733	5,973
	SLM Corp.	282,333	5,881
	Hanover Insurance Group Inc.	44,624	5,867
	United Bankshares Inc.	168,364	5,840
	Bank OZK	131,285	5,750
	Home BancShares Inc.	234,138	5,493
	FirstCash Holdings Inc.	46,151	5,284
	Glacier Bancorp Inc.	138,350	5,177
	Janus Henderson Group plc	165,360	5,153
	First Financial Bankshares Inc.	160,259	4,958
	Columbia Banking System Inc.	260,254	4,711
	Hancock Whitney Corp.	107,496	4,687
	UMB Financial Corp.	54,498	4,448
	Valley National Bancorp	532,116	4,358
	New York Community Bancorp Inc.	901,494	4,318
	Kemper Corp.	75,169	4,309
	Associated Banc-Corp	185,433	3,864
	Federated Hermes Inc. Class B	107,614	3,791
	CNO Financial Group Inc.	139,962	3,736
*	Brighthouse Financial Inc.	80,114	3,729
*	Texas Capital Bancshares Inc.	59,919	3,514
	International Bancshares Corp.	66,594	3,456
			519,133
Health Care (7.6%)
*	Neurocrine Biosciences Inc.	122,596	15,987
*	United Therapeutics Corp.	58,562	13,214
*	Repligen Corp.	64,790	12,569
*	Shockwave Medical Inc.	46,037	12,010
*	Tenet Healthcare Corp.	126,711	11,784
	Chemed Corp.	18,793	11,767
*	Medpace Holdings Inc.	29,095	11,566
*	Penumbra Inc.	48,160	11,314
	Bruker Corp.	115,712	10,014
*	Acadia Healthcare Co. Inc.	115,062	9,602
*	Jazz Pharmaceuticals plc	78,557	9,340
	Encompass Health Corp.	125,063	9,305
*	HealthEquity Inc.	106,845	8,826
		Shares	Market Value• ($000)
*	Exelixis Inc.	388,023	8,498
*	Globus Medical Inc. Class A	143,947	7,772
*	Option Care Health Inc.	221,020	7,132
*	Masimo Corp.	55,384	7,119
*	Halozyme Therapeutics Inc.	164,827	6,562
*	Lantheus Holdings Inc.	85,459	5,587
*	Arrowhead Pharmaceuticals Inc.	153,453	4,926
*	Azenta Inc.	75,059	4,890
*	Haemonetics Corp.	63,315	4,621
	Perrigo Co. plc	169,081	4,440
*	Envista Holdings Corp.	213,868	4,416
*	Neogen Corp.	245,613	4,222
*	Doximity Inc. Class A	147,437	4,162
*	Progyny Inc.	104,036	3,799
*	Amedisys Inc.	40,717	3,787
*	Enovis Corp.	61,990	3,708
*	LivaNova plc	67,233	3,685
*	R1 RCM Inc.	245,697	3,452
*	Integra LifeSciences Holdings Corp.	84,866	3,132
*	Inari Medical Inc.	63,861	2,945
*	QuidelOrtho Corp.	61,698	2,813
*	Sotera Health Co.	123,421	1,853
			250,819
Industrials (21.3%)
	Carlisle Cos. Inc.	60,744	21,260
	Graco Inc.	210,606	19,220
*	Saia Inc.	33,127	19,061
	Lennox International Inc.	39,912	18,807
	EMCOR Group Inc.	58,700	18,404
	Lincoln Electric Holdings Inc.	71,370	18,314
*	XPO Inc.	144,707	17,411
	Watsco Inc.	42,256	16,654
	Owens Corning	110,895	16,610
	AECOM	173,099	15,376
	Regal Rexnord Corp.	82,787	14,197
	Advanced Drainage Systems Inc.	85,546	13,965
	nVent Electric plc	207,018	13,936
	Comfort Systems USA Inc.	44,566	13,625
	ITT Inc.	102,442	12,922
	Fortune Brands Innovations Inc.	157,338	12,798
*	Trex Co. Inc.	135,502	12,434
	Toro Co.	129,572	11,961
	Tetra Tech Inc.	66,440	11,781
	BWX Technologies Inc.	114,128	11,508
*	Clean Harbors Inc.	62,836	11,442
	Knight-Swift Transportation Holdings Inc. Class A	201,258	11,339
	Curtiss-Wright Corp.	47,714	11,273
	Simpson Manufacturing Co. Inc.	53,247	11,112

6

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Donaldson Co. Inc.	150,589	10,785
	Woodward Inc.	75,388	10,667
*	CACI International Inc. Class A	27,800	10,421
*	Middleby Corp.	66,885	10,177
	KBR Inc.	168,452	10,112
*	Core & Main Inc. Class A	209,619	10,005
*	RBC Bearings Inc.	36,293	9,902
	Acuity Brands Inc.	38,616	9,702
	Science Applications International Corp.	66,049	9,244
*	FTI Consulting Inc.	44,307	9,166
*	Paylocity Holding Corp.	53,973	9,100
	Oshkosh Corp.	81,623	9,049
	UFP Industries Inc.	77,128	8,841
	Landstar System Inc.	44,853	8,531
	AGCO Corp.	77,548	8,507
	MSA Safety Inc.	46,106	8,490
	WESCO International Inc.	54,810	8,194
*	Fluor Corp.	212,590	7,823
	Hexcel Corp.	104,949	7,815
*	GXO Logistics Inc.	148,426	7,683
*	Chart Industries Inc.	52,392	7,485
	Crane Co.	60,949	7,409
	Genpact Ltd.	208,251	7,081
	Esab Corp.	70,691	7,007
	Watts Water Technologies Inc. Class A	34,148	6,965
	Flowserve Corp.	163,716	6,928
	Timken Co.	80,988	6,802
	Sensata Technologies Holding plc	188,854	6,500
*	Kirby Corp.	73,743	6,469
*	ExlService Holdings Inc.	205,784	6,404
	Maximus Inc.	75,844	6,345
	Ryder System Inc.	55,304	6,310
*	Stericycle Inc.	115,448	6,279
*	ASGN Inc.	58,894	5,849
	MSC Industrial Direct Co. Inc. Class A	57,851	5,839
*	MasTec Inc.	75,422	5,691
	GATX Corp.	44,294	5,618
	Valmont Industries Inc.	26,069	5,525
	MDU Resources Group Inc.	254,091	5,509
	Exponent Inc.	63,166	5,110
	Terex Corp.	83,975	4,816
	Brink's Co.	56,211	4,656
	EnerSys	50,408	4,632
	Insperity Inc.	44,191	4,498
	ManpowerGroup Inc.	60,901	4,395
	Concentrix Corp.	59,002	4,275
*	Sunrun Inc.	270,992	3,263
	Werner Enterprises Inc.	79,102	3,175
		Shares	Market Value• ($000)
[1]	Avis Budget Group Inc.	23,051	2,490
*	Hertz Global Holdings Inc.	165,152	1,296
			704,245
Information Technology (10.8%)
*	Super Micro Computer Inc.	57,874	50,126
*	GoDaddy Inc. Class A	175,718	20,058
*	Manhattan Associates Inc.	76,820	19,461
*	Pure Storage Inc. Class A	365,894	19,264
*	Dynatrace Inc.	297,541	14,743
*	Lattice Semiconductor Corp.	172,225	13,194
*	Onto Innovation Inc.	61,240	11,278
*	Ciena Corp.	184,473	10,511
*	Coherent Corp.	164,443	9,781
	MKS Instruments Inc.	78,442	9,630
	Universal Display Corp.	54,363	9,482
	Cognex Corp.	214,793	8,474
	Vontier Corp.	192,567	8,280
*	Rambus Inc.	134,147	7,947
*	Arrow Electronics Inc.	67,577	7,940
*	Qualys Inc.	45,898	7,888
*	Novanta Inc.	44,684	7,728
*	Dropbox Inc. Class A	319,654	7,656
	TD SYNNEX Corp.	71,869	7,467
	Littelfuse Inc.	31,057	7,399
*	Aspen Technology Inc.	34,973	6,781
*	Kyndryl Holdings Inc.	286,315	6,290
*	Cirrus Logic Inc.	67,252	6,175
	Dolby Laboratories Inc. Class A	74,310	6,019
*	MACOM Technology Solutions Holdings Inc.	67,526	5,965
*	Silicon Laboratories Inc.	39,654	5,454
	Avnet Inc.	112,903	5,260
*	CommVault Systems Inc.	54,644	5,230
	Power Integrations Inc.	70,944	5,070
*	Synaptics Inc.	48,912	4,896
*	Teradata Corp.	122,033	4,591
	Belden Inc.	52,010	4,430
*	Lumentum Holdings Inc.	83,601	4,052
	Amkor Technology Inc.	128,796	3,995
*	Blackbaud Inc.	53,757	3,719
	Crane NXT Co.	60,239	3,519
	Vishay Intertechnology Inc.	157,518	3,426
*	IPG Photonics Corp.	36,885	3,185
*	Wolfspeed Inc.	114,376	2,976
*	Allegro MicroSystems Inc.	88,860	2,798
*	Calix Inc.	73,148	2,551
			354,689
Materials (6.9%)
	Reliance Inc.	71,712	23,035
	RPM International Inc.	160,748	18,542
	United States Steel Corp.	278,302	13,175
*	Cleveland-Cliffs Inc.	629,948	13,103
	Crown Holdings Inc.	150,539	11,534

7

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	AptarGroup Inc.	82,080	11,529
	Eagle Materials Inc.	43,531	11,037
	Graphic Packaging Holding Co.	381,881	9,910
*	Axalta Coating Systems Ltd.	274,610	8,988
	Berry Global Group Inc.	147,362	8,578
	Royal Gold Inc.	81,969	8,412
	Olin Corp.	152,914	8,227
	Commercial Metals Co.	145,871	7,877
*	Arcadium Lithium plc	1,281,767	7,037
	Sonoco Products Co.	122,227	6,928
	Alcoa Corp.	222,693	6,059
	Ashland Inc.	63,937	5,987
	Louisiana-Pacific Corp.	80,077	5,923
	Cabot Corp.	68,931	5,856
	Westlake Corp.	39,973	5,545
	NewMarket Corp.	8,615	5,528
*	Knife River Corp.	70,581	5,229
	Avient Corp.	113,749	4,605
	Silgan Holdings Inc.	100,992	4,435
	Chemours Co.	185,215	3,643
	Scotts Miracle-Gro Co.	51,852	3,407
*	MP Materials Corp.	179,716	2,733
	Greif Inc. Class A	31,786	2,049
			228,911
Real Estate (7.3%)
	Equity LifeStyle Properties Inc.	232,573	15,657
	WP Carey Inc.	272,851	15,370
	Gaming & Leisure Properties Inc.	333,172	15,153
	American Homes 4 Rent Class A	396,846	14,687
	Rexford Industrial Realty Inc.	263,400	13,402
	CubeSmart	280,574	12,236
	Lamar Advertising Co. Class A	109,277	12,081
*	Jones Lang LaSalle Inc.	59,359	11,292
	EastGroup Properties Inc.	57,807	10,156
	Omega Healthcare Investors Inc.	305,695	9,513
	NNN REIT Inc.	227,641	9,263
	First Industrial Realty Trust Inc.	165,047	8,747
	Brixmor Property Group Inc.	375,072	8,480
	STAG Industrial Inc.	226,559	8,414
	Agree Realty Corp.	125,427	6,892
	Healthcare Realty Trust Inc. Class A	475,242	6,549
	Rayonier Inc.	170,231	5,861
	Kite Realty Group Trust	273,744	5,861
	Apartment Income REIT Corp. Class A	183,412	5,561
		Shares	Market Value• ($000)
	Vornado Realty Trust	199,482	5,246
	Kilroy Realty Corp.	133,121	5,044
	PotlatchDeltic Corp.	99,028	4,477
	Park Hotels & Resorts Inc.	262,011	4,349
	Cousins Properties Inc.	189,379	4,320
	Independence Realty Trust Inc.	280,387	4,105
	Sabra Health Care REIT Inc.	288,509	4,005
	EPR Properties	93,993	3,861
	National Storage Affiliates Trust	96,406	3,452
	COPT Defense Properties	140,433	3,403
[1]	Medical Properties Trust Inc.	747,412	3,147
			240,584
Utilities (3.1%)
	Vistra Corp.	419,374	22,873
	Essential Utilities Inc.	313,581	10,906
	OGE Energy Corp.	249,912	8,224
	UGI Corp.	261,382	6,399
	National Fuel Gas Co.	114,568	5,584
	IDACORP Inc.	63,157	5,565
	Southwest Gas Holdings Inc.	74,962	5,109
	Portland General Electric Co.	126,179	5,069
	New Jersey Resources Corp.	121,733	5,065
	Black Hills Corp.	84,840	4,414
	Ormat Technologies Inc.	67,024	4,367
	ONE Gas Inc.	69,193	4,124
	ALLETE Inc.	71,719	4,062
	PNM Resources Inc.	107,103	3,910
	Spire Inc.	65,636	3,893
	Northwestern Energy Group Inc.	76,414	3,662
			103,226
Total Common Stocks (Cost $2,530,634)			3,295,195

8

S&P Mid-Cap 400 Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund, 5.400% (Cost $19,421)	194,246	19,423
Total Investments (100.4%) (Cost $2,550,055)		3,314,618
Other Assets and Liabilities—Net (-0.4%)		(13,862)
Net Assets (100%)		3,300,756
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,665,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,226,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2024	16	4,628	191

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Wolfspeed Inc.	8/30/24	BANA	1,367	(5.326)	—	(280)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P Mid-Cap 400 Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,530,634)	3,295,195
Affiliated Issuers (Cost $19,421)	19,423
Total Investments in Securities	3,314,618
Investment in Vanguard	101
Cash Collateral Pledged—Futures Contracts	840
Cash Collateral Pledged—Over-the-Counter Swap Contracts	510
Receivables for Investment Securities Sold	4,362
Receivables for Accrued Income	2,567
Receivables for Capital Shares Issued	332
Variation Margin Receivable—Futures Contracts	117
Total Assets	3,323,447
Liabilities
Due to Custodian	999
Payables for Investment Securities Purchased	14,729
Collateral for Securities on Loan	6,226
Payables for Capital Shares Redeemed	343
Payables to Vanguard	114
Unrealized Depreciation—Over-the-Counter Swap Contracts	280
Total Liabilities	22,691
Net Assets	3,300,756
1 Includes $5,665,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	2,877,435
Total Distributable Earnings (Loss)	423,321
Net Assets	3,300,756

ETF Shares—Net Assets
Applicable to 19,417,315 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,898,953
Net Asset Value Per Share—ETF Shares	$97.80

Institutional Shares—Net Assets
Applicable to 3,593,195 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,401,803
Net Asset Value Per Share—Institutional Shares	$390.13
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P Mid-Cap 400 Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends	22,985
Interest[1]	199
Securities Lending—Net	72
Total Income	23,256
Expenses
The Vanguard Group—Note B
Investment Advisory Services	33
Management and Administrative—ETF Shares	719
Management and Administrative—Institutional Shares	505
Marketing and Distribution—ETF Shares	44
Marketing and Distribution—Institutional Shares	22
Custodian Fees	24
Shareholders’ Reports—ETF Shares	34
Shareholders’ Reports—Institutional Shares	8
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	1,399
Net Investment Income	21,857
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	7,646
Futures Contracts	601
Swap Contracts	(762)
Realized Net Gain (Loss)	7,485
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	284,096
Futures Contracts	(78)
Swap Contracts	(281)
Change in Unrealized Appreciation (Depreciation)	283,737
Net Increase (Decrease) in Net Assets Resulting from Operations	313,079
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $191,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $85,790,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P Mid-Cap 400 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,857	43,472
Realized Net Gain (Loss)	7,485	33,896
Change in Unrealized Appreciation (Depreciation)	283,737	217,655
Net Increase (Decrease) in Net Assets Resulting from Operations	313,079	295,023
Distributions
ETF Shares	(13,115)	(23,449)
Institutional Shares	(11,353)	(21,631)
Total Distributions	(24,468)	(45,080)
Capital Share Transactions
ETF Shares	88,008	110,037
Institutional Shares	(214,099)	42,807
Net Increase (Decrease) from Capital Share Transactions	(126,091)	152,844
Total Increase (Decrease)	162,520	402,787
Net Assets
Beginning of Period	3,138,236	2,735,449
End of Period	3,300,756	3,138,236
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P Mid-Cap 400 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023[1]	2022[1]	2021[1]	2020[1]	2019[1]
Net Asset Value, Beginning of Period	$89.50	$82.25	$93.08	$65.16	$63.59	$69.01
Investment Operations
Net Investment Income[2]	.618	1.267	1.247	.998	.980	.940
Net Realized and Unrealized Gain (Loss) on Investments	8.376	7.301	(10.928)	27.898	1.607	(5.437)
Total from Investment Operations	8.994	8.568	(9.681)	28.896	2.587	(4.497)
Distributions
Dividends from Net Investment Income	(.694)	(1.318)	(1.149)	(.976)	(1.017)	(.923)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.694)	(1.318)	(1.149)	(.976)	(1.017)	(.923)
Net Asset Value, End of Period	$97.80	$89.50	$82.25	$93.08	$65.16	$63.59
Total Return	10.12%	10.60%	-10.47%	44.65%	4.11%	-6.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,899	$1,647	$1,411	$1,476	$890	$919
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.50%	1.41%	1.21%	1.57%	1.47%
Portfolio Turnover Rate[4]	11%	14%	11%	16%	17%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
13

S&P Mid-Cap 400 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$357.01	$328.11	$371.30	$259.90	$253.60	$275.26
Investment Operations
Net Investment Income[1]	2.541	5.108	5.037	4.038	3.959	3.786
Net Realized and Unrealized Gain (Loss) on Investments	33.376	29.113	(43.574)	111.307	6.384	(21.653)
Total from Investment Operations	35.917	34.221	(38.537)	115.345	10.343	(17.867)
Distributions
Dividends from Net Investment Income	(2.797)	(5.321)	(4.653)	(3.945)	(4.043)	(3.793)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.797)	(5.321)	(4.653)	(3.945)	(4.043)	(3.793)
Net Asset Value, End of Period	$390.13	$357.01	$328.11	$371.30	$259.90	$253.60
Total Return	10.13%	10.64%	-10.43%	44.69%	4.14%	-6.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,402	$1,491	$1,325	$1,396	$1,164	$1,202
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.51%	1.43%	1.24%	1.59%	1.49%
Portfolio Turnover Rate[3]	11%	14%	11%	16%	17%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
14

S&P Mid-Cap 400 Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional
15

S&P Mid-Cap 400 Index Fund
amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 29, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
16

S&P Mid-Cap 400 Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
17

S&P Mid-Cap 400 Index Fund
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $101,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
18

S&P Mid-Cap 400 Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,295,195	—	—	3,295,195
Temporary Cash Investments	19,423	—	—	19,423
Total	3,314,618	—	—	3,314,618

Derivative Financial Instruments
Assets
Futures Contracts[1]	191	—	—	191
Liabilities
Swap Contracts	—	280	—	280
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,554,155
Gross Unrealized Appreciation	958,152
Gross Unrealized Depreciation	(197,778)
Net Unrealized Appreciation (Depreciation)	760,374
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $342,705,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 29, 2024, the fund purchased $327,967,000 of investment securities and sold $506,967,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $238,226,000 and $168,740,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $77,669,000 and sales were $71,582,000, resulting in net realized loss of $30,431,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
19

S&P Mid-Cap 400 Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	258,727	2,920	469,310	5,675
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(170,719)	(1,905)	(359,273)	(4,425)
Net Increase (Decrease)—ETF Shares	88,008	1,015	110,037	1,250
Institutional Shares
Issued	46,278	130	218,125	652
Issued in Lieu of Cash Distributions	10,464	29	20,276	64
Redeemed	(270,841)	(743)	(195,594)	(576)
Net Increase (Decrease)—Institutional Shares	(214,099)	(584)	42,807	140
1	2023 shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
20

S&P Mid-Cap 400 Value Index Fund
Fund Allocation
As of February 29, 2024
Communication Services	2.2%
Consumer Discretionary	12.5
Consumer Staples	5.6
Energy	4.0
Financials	23.9
Health Care	6.1
Industrials	15.5
Information Technology	6.8
Materials	8.3
Real Estate	10.3
Utilities	4.8
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
21

S&P Mid-Cap 400 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (2.2%)
	Nexstar Media Group Inc. Class A	25,313	4,206
*	Frontier Communications Parent Inc.	173,695	4,113
*	ZoomInfo Technologies Inc. Class A	155,861	2,612
*	Ziff Davis Inc.	36,109	2,483
	TKO Group Holdings Inc. Class A	26,857	2,249
	TEGNA Inc.	154,677	2,167
	Cable One Inc.	3,571	1,628
	Iridium Communications Inc.	48,630	1,408
			20,866
Consumer Discretionary (12.4%)
	PVH Corp.	47,453	6,485
	Lear Corp.	45,754	6,284
	Aramark	205,004	6,218
	Thor Industries Inc.	41,841	5,363
*	Taylor Morrison Home Corp. Class A	84,386	4,777
	Lithia Motors Inc. Class A	15,114	4,520
*	Burlington Stores Inc.	20,380	4,180
	Service Corp. International	56,849	4,161
	Dick's Sporting Goods Inc.	22,678	4,034
	Polaris Inc.	41,686	3,865
	Macy's Inc.	214,888	3,748
	Harley-Davidson Inc.	99,529	3,610
	Gap Inc.	168,475	3,191
*	Mattel Inc.	155,341	3,060
*	AutoNation Inc.	20,367	3,051
*,1	GameStop Corp. Class A	210,945	3,010
	Autoliv Inc.	23,525	2,730
*	Goodyear Tire & Rubber Co.	222,668	2,645
*	Adient plc	73,548	2,496
	Marriott Vacations Worldwide Corp.	25,937	2,417
	Gentex Corp.	65,945	2,409
	Penske Automotive Group Inc.	15,306	2,350
	Vail Resorts Inc.	10,169	2,342
		Shares	Market Value• ($000)
	Carter's Inc.	28,919	2,341
*	Helen of Troy Ltd.	18,644	2,331
*	Capri Holdings Ltd.	47,461	2,189
*	Penn Entertainment Inc.	119,178	2,181
	Leggett & Platt Inc.	104,696	2,138
	KB Home	30,064	1,997
	Graham Holdings Co. Class B	2,811	1,974
	Brunswick Corp.	21,077	1,842
*	RH	6,676	1,832
	Wyndham Hotels & Resorts Inc.	22,153	1,696
	Nordstrom Inc.	76,176	1,597
*	Visteon Corp.	12,009	1,359
*	Under Armour Inc. Class A	146,912	1,316
*	Under Armour Inc. Class C	153,347	1,310
	Columbia Sportswear Co.	14,082	1,164
	Choice Hotels International Inc.	9,973	1,116
	Wendy's Co.	60,350	1,093
*	Fox Factory Holding Corp.	20,635	1,044
*	YETI Holdings Inc.	24,555	1,008
*	Hilton Grand Vacations Inc.	21,256	954
	Travel + Leisure Co.	17,096	764
			120,192
Consumer Staples (5.6%)
*	Performance Food Group Co.	122,193	9,381
*	US Foods Holding Corp.	177,623	9,022
*	BJ's Wholesale Club Holdings Inc.	105,016	7,670
*	Darling Ingredients Inc.	125,284	5,301
*	Post Holdings Inc.	39,901	4,156
	Ingredion Inc.	32,761	3,854
	Flowers Foods Inc.	150,868	3,382
*	Sprouts Farmers Market Inc.	47,056	2,938
*	BellRing Brands Inc.	48,520	2,763
*	Grocery Outlet Holding Corp.	77,953	2,010
	Lancaster Colony Corp.	8,316	1,721
*	Boston Beer Co. Inc. Class A	3,990	1,230
*	Pilgrim's Pride Corp.	31,609	1,006
			54,434
22

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
Energy (4.0%)
	Chesapeake Energy Corp.	87,492	7,243
	HF Sinclair Corp.	122,940	6,823
*	Antero Resources Corp.	221,858	5,702
	NOV Inc.	309,353	5,228
	PBF Energy Inc. Class A	85,406	3,988
	Murphy Oil Corp.	65,687	2,606
	Equitrans Midstream Corp.	200,740	2,146
	DT Midstream Inc.	28,155	1,623
	ChampionX Corp.	50,481	1,568
	Antero Midstream Corp.	112,339	1,505
			38,432
Financials (23.8%)
	Fidelity National Financial Inc.	203,038	10,269
	Reinsurance Group of America Inc.	51,755	9,153
	Ally Financial Inc.	213,188	7,886
	Annaly Capital Management Inc.	392,726	7,497
	Unum Group	143,982	7,120
	American Financial Group Inc.	51,320	6,552
	Webster Financial Corp.	135,098	6,436
	First Horizon Corp.	438,806	6,187
	Stifel Financial Corp.	80,098	6,076
	Old Republic International Corp.	204,778	5,930
	Jefferies Financial Group Inc.	132,203	5,529
	SouthState Corp.	59,737	5,020
	Starwood Property Trust Inc.	233,679	4,765
	First American Financial Corp.	81,033	4,733
	Wintrust Financial Corp.	48,090	4,634
	Prosperity Bancshares Inc.	73,594	4,593
	Essent Group Ltd.	83,843	4,491
	Synovus Financial Corp.	114,844	4,357
	RenaissanceRe Holdings Ltd.	18,551	4,171
	Affiliated Managers Group Inc.	26,549	4,150
	Carlyle Group Inc.	88,400	4,053
	Equitable Holdings Inc.	117,438	4,021
	Cadence Bank	143,447	3,971
	Western Union Co.	286,135	3,837
	Old National Bancorp	229,799	3,776
	FNB Corp.	281,800	3,759
	Interactive Brokers Group Inc. Class A	34,460	3,747
	East West Bancorp Inc.	50,910	3,709
	Hanover Insurance Group Inc.	28,084	3,692
	United Bankshares Inc.	105,963	3,676
	Home BancShares Inc.	147,362	3,457
	Voya Financial Inc.	49,224	3,365
	Erie Indemnity Co. Class A	8,228	3,348
		Shares	Market Value• ($000)
	Glacier Bancorp Inc.	87,071	3,258
	Janus Henderson Group plc	104,075	3,243
	Cullen/Frost Bankers Inc.	29,171	3,165
	Columbia Banking System Inc.	163,792	2,965
	Pinnacle Financial Partners Inc.	35,568	2,942
	Commerce Bancshares Inc.	55,024	2,863
	UMB Financial Corp.	34,299	2,799
	Valley National Bancorp	334,899	2,743
	New York Community Bancorp Inc.	567,378	2,718
	Kemper Corp.	47,306	2,712
	MGIC Investment Corp.	135,021	2,686
	SEI Investments Co.	39,269	2,641
	Associated Banc-Corp	116,705	2,432
	Federated Hermes Inc. Class B	67,729	2,386
	CNO Financial Group Inc.	88,085	2,351
*	Brighthouse Financial Inc.	50,419	2,347
	Selective Insurance Group Inc.	21,410	2,237
	SLM Corp.	106,613	2,221
*	Texas Capital Bancshares Inc.	37,709	2,212
	First Financial Bankshares Inc.	60,515	1,872
	Bank OZK	39,662	1,737
*	Euronet Worldwide Inc.	15,826	1,732
	RLI Corp.	11,037	1,616
	Evercore Inc. Class A	8,437	1,578
	Hancock Whitney Corp.	32,473	1,416
	International Bancshares Corp.	23,891	1,240
			230,072
Health Care (6.1%)
*	Tenet Healthcare Corp.	79,747	7,416
*	Globus Medical Inc. Class A	90,597	4,891
*	United Therapeutics Corp.	20,270	4,574
*	Jazz Pharmaceuticals plc	28,675	3,409
	Encompass Health Corp.	43,290	3,221
	Chemed Corp.	4,729	2,961
	Perrigo Co. plc	106,413	2,794
*	Envista Holdings Corp.	134,601	2,779
*	HealthEquity Inc.	32,950	2,722
*	Neogen Corp.	154,581	2,657
	Bruker Corp.	29,131	2,521
*	Enovis Corp.	39,017	2,334
*	R1 RCM Inc.	154,633	2,173
*	Option Care Health Inc.	62,596	2,020
*	Integra LifeSciences Holdings Corp.	53,408	1,971
*	QuidelOrtho Corp.	38,829	1,771
*	Masimo Corp.	13,247	1,703
*	LivaNova plc	26,659	1,461
*	Amedisys Inc.	14,867	1,383

23

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
*	Doximity Inc. Class A	46,396	1,310
*	Haemonetics Corp.	15,937	1,163
*	Azenta Inc.	17,000	1,108
*	Inari Medical Inc.	17,283	797
			59,139
Industrials (15.5%)
	Regal Rexnord Corp.	52,104	8,935
	Knight-Swift Transportation Holdings Inc. Class A	126,665	7,136
*	XPO Inc.	48,269	5,808
	Oshkosh Corp.	51,372	5,695
	AGCO Corp.	48,806	5,354
	AECOM	58,829	5,226
	WESCO International Inc.	34,498	5,157
*	Fluor Corp.	133,797	4,924
	Fortune Brands Innovations Inc.	59,414	4,833
	Genpact Ltd.	131,067	4,456
*	CACI International Inc. Class A	11,024	4,132
	Sensata Technologies Holding plc	118,859	4,091
	Ryder System Inc.	34,806	3,971
*	Stericycle Inc.	72,660	3,952
	Toro Co.	42,407	3,915
	Science Applications International Corp.	27,020	3,782
*	ASGN Inc.	37,066	3,681
*	MasTec Inc.	47,469	3,582
	Valmont Industries Inc.	16,404	3,477
	MDU Resources Group Inc.	159,914	3,467
	KBR Inc.	57,250	3,437
*	Middleby Corp.	21,049	3,203
	Acuity Brands Inc.	11,907	2,992
	Donaldson Co. Inc.	40,756	2,919
	ManpowerGroup Inc.	38,328	2,766
*	Core & Main Inc. Class A	56,730	2,708
	Concentrix Corp.	37,133	2,690
	Timken Co.	31,089	2,611
	Hexcel Corp.	33,686	2,508
	Curtiss-Wright Corp.	10,512	2,484
	Flowserve Corp.	56,671	2,398
*	Kirby Corp.	26,920	2,361
	GATX Corp.	17,562	2,228
*	Sunrun Inc.	170,549	2,053
	Werner Enterprises Inc.	49,785	1,998
*	GXO Logistics Inc.	34,564	1,789
*	ExlService Holdings Inc.	55,689	1,733
	Landstar System Inc.	9,033	1,718
	MSC Industrial Direct Co. Inc. Class A	16,750	1,691
	EnerSys	18,082	1,661
	Exponent Inc.	19,480	1,576
	Insperity Inc.	13,907	1,416
	Terex Corp.	23,257	1,334
		Shares	Market Value• ($000)
	Maximus Inc.	12,888	1,078
*	Hertz Global Holdings Inc.	103,945	816
			149,742
Information Technology (6.8%)
*	Coherent Corp.	103,495	6,156
*	Arrow Electronics Inc.	42,531	4,997
	TD SYNNEX Corp.	45,223	4,699
*	Kyndryl Holdings Inc.	180,200	3,959
*	Ciena Corp.	68,487	3,902
	Avnet Inc.	71,057	3,311
	MKS Instruments Inc.	25,178	3,091
	Cognex Corp.	75,698	2,986
	Belden Inc.	32,729	2,788
*	Lumentum Holdings Inc.	52,611	2,550
	Amkor Technology Inc.	81,061	2,515
	Crane NXT Co.	37,912	2,215
	Vishay Intertechnology Inc.	99,127	2,156
*	Aspen Technology Inc.	11,007	2,134
*	Novanta Inc.	11,810	2,043
*	Synaptics Inc.	18,160	1,818
*	Cirrus Logic Inc.	18,199	1,671
	Dolby Laboratories Inc. Class A	20,110	1,629
	Power Integrations Inc.	22,326	1,595
	Littelfuse Inc.	5,861	1,396
*	MACOM Technology Solutions Holdings Inc.	15,724	1,389
*	Wolfspeed Inc.	52,160	1,357
*	CommVault Systems Inc.	13,756	1,317
*	Allegro MicroSystems Inc.	36,339	1,144
*	IPG Photonics Corp.	12,775	1,103
*	Blackbaud Inc.	12,855	889
*	Calix Inc.	23,573	822
			65,632
Materials (8.2%)
	United States Steel Corp.	175,159	8,292
*	Cleveland-Cliffs Inc.	396,474	8,247
	Graphic Packaging Holding Co.	240,346	6,237
	Berry Global Group Inc.	92,748	5,399
	RPM International Inc.	46,538	5,368
	Commercial Metals Co.	91,808	4,958
	Sonoco Products Co.	76,924	4,360
	Crown Holdings Inc.	50,217	3,848
	Alcoa Corp.	140,154	3,814
	Ashland Inc.	40,241	3,768
	Olin Corp.	56,779	3,055
	AptarGroup Inc.	21,181	2,975
	Avient Corp.	71,589	2,898
	Silgan Holdings Inc.	63,560	2,791
	Royal Gold Inc.	24,762	2,541
	Chemours Co.	116,568	2,293
*	Arcadium Lithium plc	314,613	1,727
	Scotts Miracle-Gro Co.	20,234	1,329
	Louisiana-Pacific Corp.	17,637	1,305

24

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	Greif Inc. Class A	20,006	1,289
	Cabot Corp.	14,319	1,216
*	MP Materials Corp.	67,849	1,032
*	Knife River Corp.	12,882	954
			79,696
Real Estate (10.3%)
	WP Carey Inc.	171,728	9,673
*	Jones Lang LaSalle Inc.	37,361	7,107
	Gaming & Leisure Properties Inc.	119,521	5,436
	Rexford Industrial Realty Inc.	101,117	5,145
	Agree Realty Corp.	78,940	4,338
	Healthcare Realty Trust Inc. Class A	299,106	4,122
	American Homes 4 Rent Class A	100,084	3,704
	Kite Realty Group Trust	172,286	3,689
	NNN REIT Inc.	90,261	3,673
	Equity LifeStyle Properties Inc.	52,695	3,547
	Omega Healthcare Investors Inc.	113,517	3,533
	Apartment Income REIT Corp. Class A	115,433	3,500
	CubeSmart	79,463	3,465
	Vornado Realty Trust	125,546	3,302
	Lamar Advertising Co. Class A	28,889	3,194
	Kilroy Realty Corp.	83,785	3,175
	Brixmor Property Group Inc.	132,193	2,989
	First Industrial Realty Trust Inc.	54,013	2,863
	PotlatchDeltic Corp.	62,323	2,818
	Cousins Properties Inc.	119,206	2,719
	STAG Industrial Inc.	71,292	2,648
	Independence Realty Trust Inc.	176,460	2,583
	Sabra Health Care REIT Inc.	181,574	2,520
	EastGroup Properties Inc.	13,827	2,429
	Rayonier Inc.	66,430	2,287
[1]	Medical Properties Trust Inc.	470,395	1,980
	COPT Defense Properties	53,920	1,306
	National Storage Affiliates Trust	30,942	1,108
	EPR Properties	22,477	923
			99,776
	Shares	Market Value• ($000)
Utilities (4.8%)
OGE Energy Corp.	157,291	5,176
UGI Corp.	164,507	4,027
Essential Utilities Inc.	102,625	3,569
National Fuel Gas Co.	72,108	3,515
Southwest Gas Holdings Inc.	47,177	3,215
Portland General Electric Co.	79,415	3,190
New Jersey Resources Corp.	76,618	3,188
Black Hills Corp.	53,392	2,778
Ormat Technologies Inc.	42,181	2,748
ONE Gas Inc.	43,549	2,596
ALLETE Inc.	45,141	2,557
PNM Resources Inc.	67,406	2,461
Spire Inc.	41,310	2,451
Northwestern Energy Group Inc.	48,094	2,305
IDACORP Inc.	24,246	2,136
		45,912
Total Common Stocks (Cost $913,191)		963,893
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund, 5.400% (Cost $6,279)	62,804	6,280
Total Investments (100.3%) (Cost $919,470)		970,173
Other Assets and Liabilities—Net (-0.3%)		(3,149)
Net Assets (100%)		967,024
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,511,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,760,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

25

S&P Mid-Cap 400 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2024	4	1,157	37

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Lithia Motors Inc. Class A	1/31/25	CITNA	1,917	(5.327)	19	—
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
26

S&P Mid-Cap 400 Value Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $913,191)	963,893
Affiliated Issuers (Cost $6,279)	6,280
Total Investments in Securities	970,173
Investment in Vanguard	30
Cash Collateral Pledged—Futures Contracts	130
Receivables for Investment Securities Sold	2,499
Receivables for Accrued Income	1,070
Receivables for Capital Shares Issued	10
Variation Margin Receivable—Futures Contracts	17
Unrealized Appreciation—Over-the-Counter Swap Contracts	19
Total Assets	973,948
Liabilities
Due to Custodian	390
Payables for Investment Securities Purchased	3,718
Collateral for Securities on Loan	2,760
Payables for Capital Shares Redeemed	4
Payables to Vanguard	52
Total Liabilities	6,924
Net Assets	967,024
1 Includes $2,511,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	1,120,534
Total Distributable Earnings (Loss)	(153,510)
Net Assets	967,024

ETF Shares—Net Assets
Applicable to 9,885,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	851,126
Net Asset Value Per Share—ETF Shares	$86.10

Institutional Shares—Net Assets
Applicable to 335,567 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	115,898
Net Asset Value Per Share—Institutional Shares	$345.38
See accompanying Notes, which are an integral part of the Financial Statements.
27

S&P Mid-Cap 400 Value Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends	8,007
Interest[1]	111
Securities Lending—Net	41
Total Income	8,159
Expenses
The Vanguard Group—Note B
Investment Advisory Services	10
Management and Administrative—ETF Shares	530
Management and Administrative—Institutional Shares	35
Marketing and Distribution—ETF Shares	21
Marketing and Distribution—Institutional Shares	2
Custodian Fees	10
Shareholders’ Reports—ETF Shares	21
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Other Expenses	9
Total Expenses	638
Net Investment Income	7,521
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	35,742
Futures Contracts	77
Swap Contracts	(1,438)
Realized Net Gain (Loss)	34,381
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	14,249
Futures Contracts	24
Swap Contracts	149
Change in Unrealized Appreciation (Depreciation)	14,422
Net Increase (Decrease) in Net Assets Resulting from Operations	56,324
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $109,000, $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $70,920,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
28

S&P Mid-Cap 400 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,521	15,431
Realized Net Gain (Loss)	34,381	21,258
Change in Unrealized Appreciation (Depreciation)	14,422	31,192
Net Increase (Decrease) in Net Assets Resulting from Operations	56,324	67,881
Distributions
ETF Shares	(13,008)	(14,943)
Institutional Shares	(1,689)	(1,578)
Total Distributions	(14,697)	(16,521)
Capital Share Transactions
ETF Shares	1,370	(39,235)
Institutional Shares	12,967	13,348
Net Increase (Decrease) from Capital Share Transactions	14,337	(25,887)
Total Increase (Decrease)	55,964	25,473
Net Assets
Beginning of Period	911,060	885,587
End of Period	967,024	911,060
See accompanying Notes, which are an integral part of the Financial Statements.
29

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023[1]	2022[1]	2021[1]	2020[1]	2019[1]
Net Asset Value, Beginning of Period	$82.68	$76.82	$82.65	$54.80	$58.77	$65.03
Investment Operations
Net Investment Income[2]	.676	1.383	1.442	1.244	1.212	1.031
Net Realized and Unrealized Gain (Loss) on Investments	4.073	5.987	(5.769)	28.198	(4.044)	(6.310)
Total from Investment Operations	4.749	7.370	(4.327)	29.442	(2.832)	(5.279)
Distributions
Dividends from Net Investment Income	(1.329)	(1.510)	(1.503)	(1.592)	(1.138)	(.981)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.329)	(1.510)	(1.503)	(1.592)	(1.138)	(.981)
Net Asset Value, End of Period	$86.10	$82.68	$76.82	$82.65	$54.80	$58.77
Total Return	5.75%	9.79%	-5.34%	54.51%	-5.10%	-8.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$851	$812	$807	$822	$501	$685
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.81%	1.75%	1.79%	1.72%	2.13%	1.72%
Portfolio Turnover Rate[3]	36%	43%	33%	36%	51%	38%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
30

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$331.78	$308.23	$331.49	$219.78	$235.62	$260.90
Investment Operations
Net Investment Income[1]	2.739	5.762	6.147	5.090	5.011	4.332
Net Realized and Unrealized Gain (Loss) on Investments	16.438	24.063	(23.292)	113.153	(16.157)	(25.380)
Total from Investment Operations	19.177	29.825	(17.145)	118.243	(11.146)	(21.048)
Distributions
Dividends from Net Investment Income	(5.577)	(6.275)	(6.115)	(6.533)	(4.694)	(4.232)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(5.577)	(6.275)	(6.115)	(6.533)	(4.694)	(4.232)
Net Asset Value, End of Period	$345.38	$331.78	$308.23	$331.49	$219.78	$235.62
Total Return	5.76%	9.88%	-5.23%	54.62%	-5.01%	-7.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$116	$99	$79	$162	$160	$186
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.82%	1.81%	1.90%	1.79%	2.21%	1.79%
Portfolio Turnover Rate[2]	36%	43%	33%	36%	51%	38%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
31

S&P Mid-Cap 400 Value Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional
32

S&P Mid-Cap 400 Value Index Fund
amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 29, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
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S&P Mid-Cap 400 Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
34

S&P Mid-Cap 400 Value Index Fund
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $30,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
35

S&P Mid-Cap 400 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	963,893	—	—	963,893
Temporary Cash Investments	6,280	—	—	6,280
Total	970,173	—	—	970,173

Derivative Financial Instruments
Assets
Futures Contracts[1]	37	—	—	37
Swap Contracts	—	19	—	19
Total	37	19	—	56
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	921,734
Gross Unrealized Appreciation	120,819
Gross Unrealized Depreciation	(72,324)
Net Unrealized Appreciation (Depreciation)	48,495
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $237,498,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 29, 2024, the fund purchased $326,128,000 of investment securities and sold $320,347,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $228,353,000 and $225,179,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $245,500,000 and sales were $143,068,000, resulting in net realized loss of $11,111,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
36

S&P Mid-Cap 400 Value Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	228,375	2,685	329,721	4,150
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(227,005)	(2,625)	(368,956)	(4,825)
Net Increase (Decrease)—ETF Shares	1,370	60	(39,235)	(675)
Institutional Shares
Issued	17,535	54	28,150	88
Issued in Lieu of Cash Distributions	1,530	4	1,399	5
Redeemed	(6,098)	(19)	(16,201)	(52)
Net Increase (Decrease)—Institutional Shares	12,967	39	13,348	41
1	2023 shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
37

S&P Mid-Cap 400 Growth Index Fund
Fund Allocation
As of February 29, 2024
Communication Services	0.9%
Consumer Discretionary	18.7
Consumer Staples	4.0
Energy	5.9
Financials	8.7
Health Care	8.9
Industrials	26.5
Information Technology	14.3
Materials	5.8
Real Estate	4.6
Utilities	1.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
38

S&P Mid-Cap 400 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (0.9%)
	New York Times Co. Class A	128,652	5,697
	TKO Group Holdings Inc. Class A	20,285	1,698
	Iridium Communications Inc.	48,690	1,410
*	ZoomInfo Technologies Inc. Class A	76,864	1,288
			10,093
Consumer Discretionary (18.6%)
*	Deckers Outdoor Corp.	20,231	18,119
	Williams-Sonoma Inc.	50,434	11,879
*	Floor & Decor Holdings Inc. Class A	83,791	10,149
*	TopBuild Corp.	24,982	10,052
	Toll Brothers Inc.	84,506	9,688
*	Five Below Inc.	43,783	8,786
	Wingstop Inc.	23,128	8,119
	Texas Roadhouse Inc. Class A	52,508	7,843
	Tempur Sealy International Inc.	135,452	7,378
*	Light & Wonder Inc.	70,800	7,116
	Churchill Downs Inc.	53,372	6,504
*	Skechers USA Inc. Class A	105,040	6,493
	Murphy USA Inc.	15,223	6,348
*	Burlington Stores Inc.	30,609	6,278
*	Crocs Inc.	47,621	5,822
	H&R Block Inc.	113,166	5,540
	Hyatt Hotels Corp. Class A	34,769	5,340
*	Valvoline Inc.	109,025	4,649
	Dick's Sporting Goods Inc.	25,608	4,555
	Vail Resorts Inc.	19,766	4,552
	Service Corp. International	59,245	4,336
	Gentex Corp.	117,376	4,288
*	Planet Fitness Inc. Class A	67,177	4,168
	Autoliv Inc.	35,331	4,099
*	Ollie's Bargain Outlet Holdings Inc.	48,515	3,889
	Boyd Gaming Corp.	54,631	3,613
	Wyndham Hotels & Resorts Inc.	43,051	3,296
		Shares	Market Value• ($000)
*	Grand Canyon Education Inc.	23,240	3,133
	Brunswick Corp.	33,004	2,885
*	Mattel Inc.	122,202	2,407
*	Capri Holdings Ltd.	43,862	2,023
	KB Home	30,099	2,000
*	YETI Holdings Inc.	43,705	1,794
	Travel + Leisure Co.	39,859	1,781
*	Hilton Grand Vacations Inc.	34,743	1,559
*	RH	5,469	1,501
	Wendy's Co.	70,934	1,285
*	Visteon Corp.	9,841	1,113
	Columbia Sportswear Co.	13,017	1,076
	Choice Hotels International Inc.	9,593	1,074
*	Fox Factory Holding Corp.	12,651	640
			207,170
Consumer Staples (4.0%)
*	Celsius Holdings Inc.	116,579	9,515
*	elf Beauty Inc.	43,400	9,050
	Casey's General Stores Inc.	29,301	8,922
*	Coty Inc. Class A	294,457	3,698
*	BellRing Brands Inc.	54,775	3,120
	Coca-Cola Consolidated Inc.	3,685	3,098
	Ingredion Inc.	18,452	2,171
*	Sprouts Farmers Market Inc.	32,739	2,044
	Lancaster Colony Corp.	7,685	1,590
*	Boston Beer Co. Inc. Class A	3,404	1,049
			44,257
Energy (5.9%)
	Ovintiv Inc.	199,551	9,860
*	Southwestern Energy Co.	866,032	6,036
	Range Resources Corp.	189,728	5,999
*	Weatherford International plc	56,704	5,819
	Matador Resources Co.	87,114	5,501
	Chord Energy Corp.	32,455	5,272
	Permian Resources Corp. Class A	326,833	5,086
	Civitas Resources Inc.	67,095	4,608
	ChampionX Corp.	102,620	3,187
*	Valaris Ltd.	49,291	3,108
	DT Midstream Inc.	47,999	2,766
39

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
*	CNX Resources Corp.	124,899	2,617
	Antero Midstream Corp.	155,318	2,081
	Murphy Oil Corp.	49,615	1,968
	Equitrans Midstream Corp.	139,665	1,493
			65,401
Financials (8.7%)
	Kinsale Capital Group Inc.	17,309	8,935
*	WEX Inc.	33,602	7,383
	Primerica Inc.	27,545	6,756
	Morningstar Inc.	20,480	6,115
	Interactive Brokers Group Inc. Class A	49,643	5,397
	Houlihan Lokey Inc. Class A	40,582	5,221
	RenaissanceRe Holdings Ltd.	22,701	5,104
	Erie Indemnity Co. Class A	11,374	4,628
	Equitable Holdings Inc.	132,589	4,540
	East West Bancorp Inc.	59,836	4,360
	Carlyle Group Inc.	81,700	3,746
	Evercore Inc. Class A	18,803	3,518
	FirstCash Holdings Inc.	29,082	3,330
	RLI Corp.	20,519	3,005
	Selective Insurance Group Inc.	26,200	2,737
	SEI Investments Co.	39,316	2,644
	Cullen/Frost Bankers Inc.	21,150	2,295
	Voya Financial Inc.	32,855	2,246
	Pinnacle Financial Partners Inc.	24,749	2,047
*	Euronet Worldwide Inc.	18,603	2,036
	Commerce Bancshares Inc.	38,284	1,992
	Bank OZK	43,019	1,884
	MGIC Investment Corp.	82,851	1,648
	Hancock Whitney Corp.	35,225	1,536
	SLM Corp.	71,163	1,482
	First Financial Bankshares Inc.	40,396	1,250
	International Bancshares Corp.	18,044	936
			96,771
Health Care (8.9%)
*	Neurocrine Biosciences Inc.	77,251	10,074
*	Repligen Corp.	40,825	7,920
*	Shockwave Medical Inc.	29,010	7,568
*	Medpace Holdings Inc.	18,335	7,289
*	Penumbra Inc.	30,346	7,129
*	Acadia Healthcare Co. Inc.	72,505	6,052
*	Exelixis Inc.	244,503	5,355
	Chemed Corp.	7,106	4,449
*	Halozyme Therapeutics Inc.	103,863	4,135
	Bruker Corp.	43,748	3,786
*	United Therapeutics Corp.	16,606	3,747
*	Lantheus Holdings Inc.	53,850	3,521
*	Arrowhead Pharmaceuticals Inc.	96,696	3,104
		Shares	Market Value• ($000)
*	HealthEquity Inc.	34,336	2,836
*	Masimo Corp.	21,638	2,781
	Encompass Health Corp.	35,463	2,638
*	Jazz Pharmaceuticals plc	20,790	2,472
*	Option Care Health Inc.	76,599	2,472
*	Progyny Inc.	65,556	2,394
*	Azenta Inc.	30,270	1,972
*	Haemonetics Corp.	23,938	1,747
*	Doximity Inc. Class A	46,453	1,311
*	Sotera Health Co.	77,775	1,167
*	Inari Medical Inc.	22,937	1,058
*	Amedisys Inc.	10,776	1,002
*	LivaNova plc	15,675	859
			98,838
Industrials (26.4%)
	Carlisle Cos. Inc.	38,277	13,397
	Graco Inc.	132,710	12,111
*	Saia Inc.	20,873	12,010
	Lennox International Inc.	25,149	11,851
	EMCOR Group Inc.	36,988	11,597
	Lincoln Electric Holdings Inc.	44,974	11,540
	Watsco Inc.	26,627	10,494
	Owens Corning	69,878	10,466
	Advanced Drainage Systems Inc.	53,905	8,799
	nVent Electric plc	130,450	8,782
	Comfort Systems USA Inc.	28,081	8,585
	ITT Inc.	64,551	8,143
*	Trex Co. Inc.	85,383	7,835
	Tetra Tech Inc.	41,865	7,424
	BWX Technologies Inc.	71,915	7,251
*	Clean Harbors Inc.	39,596	7,210
	Simpson Manufacturing Co. Inc.	33,552	7,002
	Woodward Inc.	47,504	6,721
*	RBC Bearings Inc.	22,868	6,239
*	FTI Consulting Inc.	27,920	5,776
*	Paylocity Holding Corp.	34,011	5,735
	UFP Industries Inc.	48,601	5,571
	MSA Safety Inc.	29,054	5,350
*	XPO Inc.	42,856	5,156
*	Chart Industries Inc.	33,014	4,716
	Crane Co.	38,406	4,669
	Curtiss-Wright Corp.	19,543	4,617
	AECOM	50,175	4,457
	Esab Corp.	44,545	4,415
	Watts Water Technologies Inc. Class A	21,518	4,389
	Donaldson Co. Inc.	54,087	3,874
	Landstar System Inc.	19,219	3,655
	Toro Co.	39,191	3,618
*	Core & Main Inc. Class A	75,289	3,594
	Fortune Brands Innovations Inc.	39,657	3,226
*	Middleby Corp.	21,073	3,207
	Acuity Brands Inc.	12,410	3,118

40

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
*	GXO Logistics Inc.	58,925	3,050
	Brink's Co.	35,422	2,934
	KBR Inc.	48,828	2,931
	Maximus Inc.	34,888	2,919
*	CACI International Inc. Class A	6,481	2,429
	Hexcel Corp.	32,405	2,413
*	ExlService Holdings Inc.	73,913	2,300
	Science Applications International Corp.	14,567	2,039
	MSC Industrial Direct Co. Inc. Class A	19,686	1,987
	Flowserve Corp.	46,424	1,965
*	Kirby Corp.	19,516	1,712
	Terex Corp.	29,633	1,699
	Timken Co.	19,904	1,672
	Exponent Inc.	20,299	1,642
[1]	Avis Budget Group Inc.	14,524	1,569
	Insperity Inc.	13,924	1,417
	GATX Corp.	10,328	1,310
	EnerSys	13,659	1,255
			293,843
Information Technology (14.3%)
*	Super Micro Computer Inc.	36,469	31,586
*	GoDaddy Inc. Class A	110,724	12,639
*	Manhattan Associates Inc.	48,406	12,263
*	Pure Storage Inc. Class A	230,561	12,139
*	Dynatrace Inc.	187,490	9,290
*	Lattice Semiconductor Corp.	108,528	8,314
*	Onto Innovation Inc.	38,591	7,107
	Universal Display Corp.	34,258	5,975
	Vontier Corp.	121,343	5,218
*	Rambus Inc.	84,532	5,008
*	Qualys Inc.	28,922	4,971
*	Dropbox Inc. Class A	201,424	4,824
*	Silicon Laboratories Inc.	24,988	3,437
	Littelfuse Inc.	13,701	3,264
	MKS Instruments Inc.	24,223	2,974
*	Teradata Corp.	76,897	2,893
*	Novanta Inc.	16,331	2,824
*	Ciena Corp.	47,659	2,716
*	MACOM Technology Solutions Holdings Inc.	26,810	2,368
	Cognex Corp.	59,556	2,349
*	Cirrus Logic Inc.	24,158	2,218
	Dolby Laboratories Inc. Class A	26,691	2,162
*	Aspen Technology Inc.	11,019	2,136
*	CommVault Systems Inc.	20,659	1,977
	Power Integrations Inc.	22,357	1,598
*	Blackbaud Inc.	21,002	1,453
*	Synaptics Inc.	12,631	1,264
*	Wolfspeed Inc.	46,315	1,205
*	IPG Photonics Corp.	10,460	903
		Shares	Market Value• ($000)
*	Calix Inc.	22,586	788
*	Allegro MicroSystems Inc.	19,519	615
			158,478
Materials (5.8%)
	Reliance Inc.	45,187	14,515
	Eagle Materials Inc.	27,430	6,955
	RPM International Inc.	54,698	6,309
*	Axalta Coating Systems Ltd.	173,043	5,664
	AptarGroup Inc.	30,515	4,286
	Westlake Corp.	25,188	3,494
	NewMarket Corp.	5,429	3,484
	Crown Holdings Inc.	44,584	3,416
	Royal Gold Inc.	26,859	2,756
*	Arcadium Lithium plc	492,694	2,705
	Cabot Corp.	29,103	2,472
	Louisiana-Pacific Corp.	32,798	2,426
*	Knife River Corp.	31,578	2,340
	Olin Corp.	39,507	2,125
	Scotts Miracle-Gro Co.	12,416	816
*	MP Materials Corp.	45,259	688
			64,451
Real Estate (4.6%)
	Equity LifeStyle Properties Inc.	93,793	6,314
	American Homes 4 Rent Class A	150,762	5,580
	Lamar Advertising Co. Class A	39,938	4,415
	CubeSmart	97,239	4,241
	Gaming & Leisure Properties Inc.	90,275	4,106
	EastGroup Properties Inc.	22,585	3,968
	Rexford Industrial Realty Inc.	64,731	3,293
	Park Hotels & Resorts Inc.	165,101	2,741
	STAG Industrial Inc.	71,380	2,651
	First Industrial Realty Trust Inc.	49,921	2,646
	Omega Healthcare Investors Inc.	78,976	2,458
	Brixmor Property Group Inc.	103,991	2,351
	NNN REIT Inc.	53,074	2,160
	EPR Properties	36,721	1,508
	Rayonier Inc.	40,763	1,403
	National Storage Affiliates Trust	29,768	1,066
	COPT Defense Properties	34,513	836
			51,737
Utilities (1.7%)
	Vistra Corp.	264,259	14,413
	Essential Utilities Inc.	94,848	3,299
	IDACORP Inc.	15,520	1,367
			19,079
Total Common Stocks (Cost $837,825)			1,110,118

41

S&P Mid-Cap 400 Growth Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund, 5.400% (Cost $1,835)	18,355	1,835
Total Investments (100.0%) (Cost $839,660)		1,111,953
Other Assets and Liabilities—Net (0.0%)		(93)
Net Assets (100%)		1,111,860
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $270,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $278,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2024	6	1,736	59

See accompanying Notes, which are an integral part of the Financial Statements.
42

S&P Mid-Cap 400 Growth Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $837,825)	1,110,118
Affiliated Issuers (Cost $1,835)	1,835
Total Investments in Securities	1,111,953
Investment in Vanguard	31
Cash	4
Cash Collateral Pledged—Futures Contracts	110
Receivables for Investment Securities Sold	5,332
Receivables for Accrued Income	525
Receivables for Capital Shares Issued	10
Variation Margin Receivable—Futures Contracts	15
Total Assets	1,117,980
Liabilities
Payables for Investment Securities Purchased	5,587
Collateral for Securities on Loan	278
Payables for Capital Shares Redeemed	199
Payables to Vanguard	56
Total Liabilities	6,120
Net Assets	1,111,860
1 Includes $270,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	1,167,213
Total Distributable Earnings (Loss)	(55,353)
Net Assets	1,111,860

ETF Shares—Net Assets
Applicable to 8,520,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	913,930
Net Asset Value Per Share—ETF Shares	$107.27

Institutional Shares—Net Assets
Applicable to 462,943 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	197,930
Net Asset Value Per Share—Institutional Shares	$427.55
See accompanying Notes, which are an integral part of the Financial Statements.
43

S&P Mid-Cap 400 Growth Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends	5,922
Interest[1]	20
Securities Lending—Net	3
Total Income	5,945
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11
Management and Administrative—ETF Shares	524
Management and Administrative—Institutional Shares	61
Marketing and Distribution—ETF Shares	17
Marketing and Distribution—Institutional Shares	3
Custodian Fees	12
Shareholders’ Reports—ETF Shares	20
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Other Expenses	9
Total Expenses	657
Net Investment Income	5,288
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	7,502
Futures Contracts	(2)
Realized Net Gain (Loss)	7,500
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	125,453
Futures Contracts	58
Change in Unrealized Appreciation (Depreciation)	125,511
Net Increase (Decrease) in Net Assets Resulting from Operations	138,299
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $18,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $11,793,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
44

S&P Mid-Cap 400 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,288	9,927
Realized Net Gain (Loss)	7,500	(60,206)
Change in Unrealized Appreciation (Depreciation)	125,511	145,247
Net Increase (Decrease) in Net Assets Resulting from Operations	138,299	94,968
Distributions
ETF Shares	(9,419)	(7,505)
Institutional Shares	(2,206)	(1,358)
Total Distributions	(11,625)	(8,863)
Capital Share Transactions
ETF Shares	24,680	(11,158)
Institutional Shares	(2,104)	37,423
Net Increase (Decrease) from Capital Share Transactions	22,576	26,265
Total Increase (Decrease)	149,250	112,370
Net Assets
Beginning of Period	962,610	850,240
End of Period	1,111,860	962,610
See accompanying Notes, which are an integral part of the Financial Statements.
45

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023[1]	2022[1]	2021[1]	2020[1]	2019[1]
Net Asset Value, Beginning of Period	$94.90	$86.30	$102.72	$76.26	$68.85	$73.23
Investment Operations
Net Investment Income[2]	.514	.988	.809	.526	.680	.760
Net Realized and Unrealized Gain (Loss) on Investments	12.983	8.500	(16.729)	26.594	7.591	(4.542)
Total from Investment Operations	13.497	9.488	(15.920)	27.120	8.271	(3.782)
Distributions
Dividends from Net Investment Income	(1.127)	(.888)	(.500)	(.660)	(.861)	(.598)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.127)	(.888)	(.500)	(.660)	(.861)	(.598)
Net Asset Value, End of Period	$107.27	$94.90	$86.30	$102.72	$76.26	$68.85
Total Return	14.35%	11.12%	-15.57%	35.70%	12.08%	-5.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$914	$785	$725	$925	$774	$737
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.08%	1.12%	0.85%	0.57%	0.98%	1.13%
Portfolio Turnover Rate[3]	41%	48%	44%	40%	49%	40%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
46

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$378.38	$344.11	$409.55	$303.97	$274.38	$292.07
Investment Operations
Net Investment Income[1]	2.176	4.208	3.533	2.347	2.925	3.242
Net Realized and Unrealized Gain (Loss) on Investments	51.745	33.855	(66.731)	106.033	30.247	(18.167)
Total from Investment Operations	53.921	38.063	(63.198)	108.380	33.172	(14.925)
Distributions
Dividends from Net Investment Income	(4.751)	(3.793)	(2.242)	(2.800)	(3.582)	(2.765)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(4.751)	(3.793)	(2.242)	(2.800)	(3.582)	(2.765)
Net Asset Value, End of Period	$427.55	$378.38	$344.11	$409.55	$303.97	$274.38
Total Return	14.37%	11.21%	-15.50%	35.80%	12.17%	-5.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$198	$177	$125	$151	$213	$205
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.19%	0.94%	0.65%	1.06%	1.20%
Portfolio Turnover Rate[2]	41%	48%	44%	40%	49%	40%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
47

S&P Mid-Cap 400 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
48

S&P Mid-Cap 400 Growth Index Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
49

S&P Mid-Cap 400 Growth Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $31,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 29, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
50

S&P Mid-Cap 400 Growth Index Fund
D.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	840,517
Gross Unrealized Appreciation	296,405
Gross Unrealized Depreciation	(24,910)
Net Unrealized Appreciation (Depreciation)	271,495
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $333,098,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 29, 2024, the fund purchased $397,802,000 of investment securities and sold $405,210,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $60,159,000 and $35,397,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $145,684,000 and sales were $261,401,000, resulting in net realized loss of $2,181,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	62,151	645	109,722	1,275
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(37,471)	(400)	(120,880)	(1,400)
Net Increase (Decrease)—ETF Shares	24,680	245	(11,158)	(125)
Institutional Shares
Issued	4,856	12	52,131	146
Issued in Lieu of Cash Distributions	2,206	6	1,358	4
Redeemed	(9,166)	(24)	(16,066)	(45)
Net Increase (Decrease)—Institutional Shares	(2,104)	(6)	37,423	105
1	2023 shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
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S&P Mid-Cap 400 Growth Index Fund
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
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The S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund particularly or the ability of the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund into consideration in determining, composing or calculating the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S& P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund. There is no assurance that investment products based on the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P MID-CAP 400 INDEX FUND, VANGUARD S&P MID-CAP 400 VALUE INDEX FUND, AND VANGUARD S&P MID-CAP 400 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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All rights reserved.
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Q18422 042024

Semiannual Report  |  February 29, 2024
Vanguard S&P 500 Value and Growth
Index Funds
Vanguard S&P 500 Value Index Fund
Vanguard S&P 500 Growth Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 29, 2024
	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,119.40	$0.53
Institutional Shares	1,000.00	1,119.50	0.42
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,155.70	$0.54
Institutional Shares	1,000.00	1,155.80	0.43
Based on Hypothetical 5% Yearly Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,024.37	$0.50
Institutional Shares	1,000.00	1,024.47	0.40
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,024.37	$0.50
Institutional Shares	1,000.00	1,024.47	0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P 500 Value Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; and for the S&P 500 Growth Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

S&P 500 Value Index Fund
Fund Allocation
As of February 29, 2024
Communication Services	4.6%
Consumer Discretionary	5.8
Consumer Staples	10.0
Energy	6.3
Financials	22.6
Health Care	18.9
Industrials	11.3
Information Technology	8.2
Materials	3.5
Real Estate	4.2
Utilities	4.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

S&P 500 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (4.6%)
	Walt Disney Co.	434,619	48,495
	Comcast Corp. Class A	953,757	40,869
	Verizon Communications Inc.	998,686	39,967
	AT&T Inc.	1,698,472	28,755
	T-Mobile US Inc.	120,881	19,740
*	Warner Bros Discovery Inc.	526,768	4,630
	Electronic Arts Inc.	32,607	4,548
	Omnicom Group Inc.	46,931	4,148
*	Charter Communications Inc. Class A	12,927	3,800
	Interpublic Group of Cos. Inc.	90,835	2,852
*	Take-Two Interactive Software Inc.	18,721	2,751
	News Corp. Class A	98,895	2,658
*	Match Group Inc.	64,465	2,323
	Fox Corp. Class A	58,328	1,738
	Paramount Global Class B	114,413	1,263
	Fox Corp. Class B	32,416	888
	News Corp. Class B	18,906	529
			209,954
Consumer Discretionary (5.8%)
	Home Depot Inc.	149,641	56,955
	Lowe's Cos. Inc.	137,072	32,989
	McDonald's Corp.	96,458	28,193
	NIKE Inc. Class B	165,653	17,216
	General Motors Co.	325,421	13,336
	Ford Motor Co.	934,659	11,627
	Starbucks Corp.	111,177	10,551
	TJX Cos. Inc.	95,051	9,423
*	Airbnb Inc. Class A	51,611	8,127
	eBay Inc.	123,616	5,845
*	Aptiv plc	67,106	5,334
	Yum! Brands Inc.	36,005	4,984
	Genuine Parts Co.	33,313	4,972
*	O'Reilly Automotive Inc.	3,811	4,144
	Lennar Corp. Class A	25,910	4,107
		Shares	Market Value• ($000)
*	AutoZone Inc.	1,296	3,896
	Tractor Supply Co.	14,889	3,787
	Best Buy Co. Inc.	45,938	3,715
	LKQ Corp.	63,457	3,318
*	CarMax Inc.	37,642	2,974
	Tapestry Inc.	54,345	2,583
	Bath & Body Works Inc.	53,923	2,464
	Darden Restaurants Inc.	13,783	2,353
	Garmin Ltd.	16,818	2,310
	Domino's Pizza Inc.	4,973	2,230
*	Ulta Beauty Inc.	3,961	2,173
	Las Vegas Sands Corp.	34,365	1,874
	BorgWarner Inc.	55,751	1,735
	Pool Corp.	3,952	1,573
	Hasbro Inc.	30,915	1,555
*	Mohawk Industries Inc.	12,540	1,487
	Whirlpool Corp.	12,995	1,396
	VF Corp.	78,380	1,281
*	Etsy Inc.	15,891	1,139
*	Carnival Corp.	68,986	1,094
*	Caesars Entertainment Inc.	21,615	940
*	MGM Resorts International	20,990	908
	Ralph Lauren Corp. Class A	4,266	793
	Lennar Corp. Class B	360	53
			265,434
Consumer Staples (9.9%)
	Walmart Inc.	1,016,421	59,572
	Procter & Gamble Co.	341,519	54,281
	Costco Wholesale Corp.	60,987	45,368
	PepsiCo Inc.	209,015	34,559
	Coca-Cola Co.	563,836	33,842
	Philip Morris International Inc.	232,416	20,908
	Altria Group Inc.	419,888	17,178
	Target Corp.	109,704	16,776
	Mondelez International Inc. Class A	187,511	13,701
	Colgate-Palmolive Co.	119,193	10,313
	Kimberly-Clark Corp.	80,196	9,717
	Sysco Corp.	119,934	9,711
	Constellation Brands Inc. Class A	38,376	9,537
4

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	General Mills Inc.	138,005	8,857
	Estee Lauder Cos. Inc. Class A	55,126	8,191
	Kroger Co.	157,149	7,796
	Kenvue Inc.	409,323	7,777
	Dollar General Corp.	52,116	7,573
*	Dollar Tree Inc.	49,650	7,283
	Keurig Dr Pepper Inc.	239,064	7,150
	Archer-Daniels-Midland Co.	126,743	6,731
	Kraft Heinz Co.	189,401	6,682
	Clorox Co.	29,495	4,522
	Hershey Co.	22,094	4,152
*	Monster Beverage Corp.	70,106	4,143
	McCormick & Co. Inc. (Non-Voting)	59,776	4,116
	Tyson Foods Inc. Class A	67,641	3,669
	Walgreens Boots Alliance Inc.	170,047	3,615
	Kellanova	62,771	3,462
	Bunge Global SA	34,405	3,247
	Conagra Brands Inc.	113,347	3,183
	Church & Dwight Co. Inc.	31,692	3,173
	J M Smucker Co.	25,174	3,025
	Molson Coors Beverage Co. Class B	43,933	2,742
	Brown-Forman Corp. Class B	43,662	2,630
	Hormel Foods Corp.	69,217	2,445
	Campbell Soup Co.	46,442	1,980
	Lamb Weston Holdings Inc.	11,626	1,188
			454,795
Energy (6.3%)
	Exxon Mobil Corp.	951,366	99,437
	Chevron Corp.	416,952	63,381
	Schlumberger NV	339,216	16,394
	Phillips 66	104,564	14,901
	Valero Energy Corp.	80,802	11,430
	ConocoPhillips	87,360	9,832
	Occidental Petroleum Corp.	156,712	9,498
	Kinder Morgan Inc.	459,200	7,986
	Halliburton Co.	212,640	7,457
	Baker Hughes Co. Class A	239,453	7,085
	Marathon Petroleum Corp.	40,544	6,861
	Devon Energy Corp.	152,196	6,706
	Pioneer Natural Resources Co.	27,687	6,512
	Williams Cos. Inc.	176,667	6,349
	EOG Resources Inc.	47,058	5,386
	ONEOK Inc.	52,564	3,949
	EQT Corp.	97,646	3,628
	Marathon Oil Corp.	65,898	1,598
	Coterra Energy Inc.	61,259	1,579
			289,969
		Shares	Market Value• ($000)
Financials (22.5%)
*	Berkshire Hathaway Inc. Class B	432,153	176,923
	JPMorgan Chase & Co.	686,676	127,763
	Bank of America Corp.	1,635,210	56,447
	Wells Fargo & Co.	862,523	47,948
	Visa Inc. Class A	128,689	36,373
	Goldman Sachs Group Inc.	77,466	30,138
	BlackRock Inc.	33,211	26,945
	Mastercard Inc. Class A	55,072	26,146
	Morgan Stanley	300,212	25,830
	Citigroup Inc.	454,607	25,226
	Chubb Ltd.	96,912	24,390
	Charles Schwab Corp.	353,542	23,610
	Intercontinental Exchange Inc.	135,893	18,810
	S&P Global Inc.	43,115	18,470
	US Bancorp	369,705	15,513
*	PayPal Holdings Inc.	256,280	15,464
	PNC Financial Services Group Inc.	94,593	13,924
	Progressive Corp.	69,423	13,160
	Capital One Financial Corp.	90,475	12,450
	American International Group Inc.	166,844	12,161
	CME Group Inc.	54,683	12,049
	Travelers Cos. Inc.	54,283	11,994
	Marsh & McLennan Cos. Inc.	56,169	11,361
	Truist Financial Corp.	316,951	11,087
	MetLife Inc.	147,593	10,293
	Bank of New York Mellon Corp.	182,526	10,238
*	Fiserv Inc.	68,394	10,209
	Aflac Inc.	126,405	10,206
	Allstate Corp.	62,202	9,922
	Fidelity National Information Services Inc.	140,636	9,731
	Prudential Financial Inc.	85,853	9,357
	American Express Co.	40,999	8,996
	Global Payments Inc.	61,942	8,034
	Moody's Corp.	19,796	7,511
	Aon plc Class A	23,303	7,364
	Hartford Financial Services Group Inc.	71,439	6,847
	Willis Towers Watson plc	24,561	6,696
	Arthur J Gallagher & Co.	25,162	6,138
	Blackstone Inc.	47,180	6,031
	T. Rowe Price Group Inc.	53,007	6,008
	Fifth Third Bancorp	162,180	5,569
	M&T Bank Corp.	39,506	5,521
	State Street Corp.	73,183	5,396
	Raymond James Financial Inc.	44,607	5,367
	Ameriprise Financial Inc.	11,295	4,601
	Nasdaq Inc.	80,855	4,544

5

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	MSCI Inc. Class A	8,083	4,534
	Huntington Bancshares Inc.	344,439	4,491
	Cincinnati Financial Corp.	37,199	4,241
	Principal Financial Group Inc.	52,158	4,217
	Regions Financial Corp.	220,580	4,109
	Synchrony Financial	98,139	4,053
	W R Berkley Corp.	48,408	4,047
	Northern Trust Corp.	49,099	4,033
	Everest Group Ltd.	10,336	3,813
	Citizens Financial Group Inc.	110,586	3,471
	Discover Financial Services	27,274	3,292
	Loews Corp.	43,413	3,262
	KeyCorp	222,031	3,168
	Jack Henry & Associates Inc.	17,317	3,009
	Globe Life Inc.	20,408	2,590
	Assurant Inc.	12,480	2,265
	FactSet Research Systems Inc.	4,794	2,218
	MarketAxess Holdings Inc.	8,988	1,918
	Franklin Resources Inc.	66,843	1,835
	Cboe Global Markets Inc.	9,029	1,734
	Invesco Ltd.	106,609	1,643
	Comerica Inc.	31,289	1,545
	Zions Bancorp NA	35,120	1,385
	Brown & Brown Inc.	12,390	1,043
			1,030,677
Health Care (18.9%)
	Johnson & Johnson	571,825	92,281
	UnitedHealth Group Inc.	136,211	67,234
	Abbott Laboratories	412,315	48,917
	AbbVie Inc.	264,214	46,515
	Merck & Co. Inc.	361,168	45,923
	Danaher Corp.	156,212	39,544
	Pfizer Inc.	1,341,316	35,625
	Amgen Inc.	127,123	34,810
	Thermo Fisher Scientific Inc.	56,904	32,446
	Elevance Health Inc.	55,810	27,975
	Medtronic plc	316,200	26,358
	Bristol-Myers Squibb Co.	483,373	24,531
	Cigna Group	69,517	23,367
	CVS Health Corp.	305,124	22,692
	Gilead Sciences Inc.	295,990	21,341
	McKesson Corp.	31,601	16,477
	Becton Dickinson & Co.	68,867	16,222
*	Intuitive Surgical Inc.	28,423	10,960
*	Boston Scientific Corp.	156,634	10,371
	Humana Inc.	29,273	10,255
	Stryker Corp.	28,889	10,084
*	Centene Corp.	126,808	9,946
*	Regeneron Pharmaceuticals Inc.	10,184	9,839
		Shares	Market Value• ($000)
	Zoetis Inc. Class A	49,037	9,726
	Agilent Technologies Inc.	69,497	9,546
	Cencora Inc.	39,583	9,326
*	Vertex Pharmaceuticals Inc.	22,021	9,265
	GE HealthCare Technologies Inc.	96,158	8,777
*	Edwards Lifesciences Corp.	90,753	7,702
	HCA Healthcare Inc.	24,479	7,630
*	Biogen Inc.	34,421	7,469
*	Moderna Inc.	78,730	7,262
*	IQVIA Holdings Inc.	26,995	6,672
	Cardinal Health Inc.	58,447	6,545
	Zimmer Biomet Holdings Inc.	49,742	6,186
	ResMed Inc.	34,921	6,066
*	Illumina Inc.	37,672	5,268
*	IDEXX Laboratories Inc.	8,672	4,988
	Baxter International Inc.	120,310	4,923
	Laboratory Corp. of America Holdings	20,133	4,345
*	Hologic Inc.	58,102	4,288
*	Dexcom Inc.	35,771	4,116
*	Mettler-Toledo International Inc.	3,200	3,991
	Viatris Inc.	284,494	3,519
	Quest Diagnostics Inc.	26,741	3,340
	Revvity Inc.	29,282	3,209
*	Charles River Laboratories International Inc.	12,188	3,098
*	Waters Corp.	8,851	2,987
	Bio-Techne Corp.	37,434	2,754
*	Incyte Corp.	44,222	2,581
	Cooper Cos. Inc.	27,270	2,552
	Teleflex Inc.	11,166	2,488
*	Catalent Inc.	42,745	2,451
	Universal Health Services Inc. Class B	14,481	2,419
	STERIS plc	10,288	2,396
*	Henry Schein Inc.	30,953	2,367
*	Align Technology Inc.	7,633	2,308
*	Molina Healthcare Inc.	5,682	2,238
*	Insulet Corp.	10,230	1,678
	DENTSPLY SIRONA Inc.	50,263	1,643
*	Bio-Rad Laboratories Inc. Class A	4,978	1,622
*	DaVita Inc.	5,760	731
			864,185
Industrials (11.3%)
	Honeywell International Inc.	156,574	31,116
	RTX Corp.	341,495	30,622
	United Parcel Service Inc. Class B	171,832	25,476
	General Electric Co.	147,411	23,127

6

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Lockheed Martin Corp.	52,460	22,465
	Union Pacific Corp.	79,677	20,213
	Caterpillar Inc.	50,873	16,990
	Northrop Grumman Corp.	33,663	15,519
*	Boeing Co.	75,616	15,405
	Automatic Data Processing Inc.	59,565	14,958
	General Dynamics Corp.	53,791	14,698
	FedEx Corp.	54,959	13,683
	Norfolk Southern Corp.	53,726	13,613
	3M Co.	131,104	12,077
	Emerson Electric Co.	99,347	10,615
	Eaton Corp. plc	36,035	10,414
	Deere & Co.	27,338	9,980
	L3Harris Technologies Inc.	44,996	9,524
	Waste Management Inc.	46,123	9,485
	Illinois Tool Works Inc.	35,125	9,208
[1]	Cummins Inc.	33,711	9,055
	CSX Corp.	234,402	8,893
	Xylem Inc.	57,368	7,289
	Johnson Controls International plc	112,724	6,681
	Westinghouse Air Brake Technologies Corp.	42,641	6,025
	Cintas Corp.	9,246	5,812
	Carrier Global Corp.	103,716	5,765
	Otis Worldwide Corp.	59,300	5,651
	Paychex Inc.	45,822	5,619
	Dover Corp.	33,155	5,483
	AMETEK Inc.	28,460	5,128
	Fastenal Co.	67,753	4,947
	Equifax Inc.	17,901	4,898
	Southwest Airlines Co.	141,372	4,845
	Trane Technologies plc	16,850	4,751
	Veralto Corp.	52,021	4,496
	Jacobs Solutions Inc.	29,849	4,377
	IDEX Corp.	17,982	4,242
	Leidos Holdings Inc.	32,706	4,182
	Textron Inc.	46,485	4,140
	Rockwell Automation Inc.	14,184	4,044
	JB Hunt Transport Services Inc.	19,323	3,987
	Republic Services Inc. Class A	20,870	3,832
	Verisk Analytics Inc. Class A	15,508	3,751
	PACCAR Inc.	33,641	3,730
	Parker-Hannifin Corp.	6,720	3,598
*	United Airlines Holdings Inc.	77,793	3,539
	Nordson Corp.	12,834	3,409
	Stanley Black & Decker Inc.	36,345	3,245
	Delta Air Lines Inc.	67,475	2,852
	Huntington Ingalls Industries Inc.	9,423	2,748
		Shares	Market Value• ($000)
	Hubbell Inc. Class B	6,908	2,630
	Expeditors International of Washington Inc.	21,814	2,609
	Howmet Aerospace Inc.	39,188	2,608
	Quanta Services Inc.	10,730	2,591
	WW Grainger Inc.	2,610	2,541
	Broadridge Financial Solutions Inc.	11,992	2,441
*	American Airlines Group Inc.	154,994	2,430
	CH Robinson Worldwide Inc.	27,579	2,043
	Robert Half Inc.	25,126	2,020
	Ingersoll Rand Inc.	22,059	2,015
	Snap-on Inc.	6,909	1,905
	Masco Corp.	24,437	1,876
	Rollins Inc.	38,316	1,689
	Allegion plc	12,934	1,654
	Paycom Software Inc.	6,703	1,223
*	Dayforce Inc.	16,756	1,169
	Pentair plc	11,884	924
	A O Smith Corp.	10,860	900
*	Generac Holdings Inc.	5,707	642
			516,112
Information Technology (8.2%)
	Cisco Systems Inc.	962,035	46,534
	Intel Corp.	1,001,279	43,105
	International Business Machines Corp.	216,877	40,129
	Accenture plc Class A	68,586	25,705
	Micron Technology Inc.	260,901	23,640
	Texas Instruments Inc.	135,958	22,750
	QUALCOMM Inc.	126,833	20,013
	Cognizant Technology Solutions Corp. Class A	119,229	9,421
	Analog Devices Inc.	48,535	9,310
	Roper Technologies Inc.	14,480	7,888
	Amphenol Corp. Class A	62,588	6,837
*	Keysight Technologies Inc.	42,212	6,513
	TE Connectivity Ltd.	45,086	6,473
*	Autodesk Inc.	24,323	6,279
	Corning Inc.	182,496	5,884
	HP Inc.	206,243	5,843
	Motorola Solutions Inc.	16,554	5,469
*	Teledyne Technologies Inc.	11,209	4,789
	Hewlett Packard Enterprise Co.	304,248	4,634
*	Western Digital Corp.	76,899	4,573
	CDW Corp.	18,466	4,546
*	ON Semiconductor Corp.	57,294	4,522
	Microchip Technology Inc.	52,703	4,434
	Skyworks Solutions Inc.	37,811	3,967
*	First Solar Inc.	25,380	3,906
	NXP Semiconductors NV	15,332	3,829
	Teradyne Inc.	36,373	3,768
*	Trimble Inc.	58,999	3,610

7

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
*	Zebra Technologies Corp. Class A	12,202	3,410
*	ANSYS Inc.	8,885	2,969
	Gen Digital Inc.	134,426	2,889
	Juniper Networks Inc.	75,640	2,801
	NetApp Inc.	31,321	2,791
*	F5 Inc.	14,142	2,648
*	Qorvo Inc.	23,095	2,646
*	Enphase Energy Inc.	20,483	2,602
	Seagate Technology Holdings plc	27,336	2,544
*	EPAM Systems Inc.	8,201	2,496
*	VeriSign Inc.	10,939	2,136
*	Akamai Technologies Inc.	19,044	2,112
*	PTC Inc.	11,233	2,056
	Jabil Inc.	14,041	2,023
			374,494
Materials (3.4%)
	Linde plc	55,278	24,810
	Air Products and Chemicals Inc.	52,824	12,363
	Dow Inc.	166,534	9,306
	Sherwin-Williams Co.	27,955	9,282
	Corteva Inc.	167,295	8,954
	Newmont Corp.	273,566	8,549
	PPG Industries Inc.	55,984	7,927
	DuPont de Nemours Inc.	102,086	7,063
	Ecolab Inc.	29,562	6,647
	Freeport-McMoRan Inc.	170,294	6,439
	LyondellBasell Industries NV Class A	61,009	6,118
	Ball Corp.	74,837	4,791
	International Flavors & Fragrances Inc.	60,803	4,591
	Nucor Corp.	21,573	4,148
	Avery Dennison Corp.	19,096	4,135
	Packaging Corp. of America	21,250	3,850
	Albemarle Corp.	27,883	3,844
	Amcor plc	342,786	3,106
	Vulcan Materials Co.	11,366	3,022
	International Paper Co.	82,072	2,902
	Martin Marietta Materials Inc.	4,980	2,877
	Westrock Co.	60,825	2,755
	Eastman Chemical Co.	28,133	2,468
	Mosaic Co.	77,743	2,422
	Steel Dynamics Inc.	13,480	1,804
	CF Industries Holdings Inc.	21,042	1,698
	FMC Corp.	29,865	1,684
			157,555
Real Estate (4.2%)
	Prologis Inc.	219,484	29,251
	American Tower Corp.	65,352	12,996
	Welltower Inc.	131,498	12,119
		Shares	Market Value• ($000)
	Crown Castle Inc.	103,232	11,349
	Equinix Inc.	11,812	10,499
	Realty Income Corp.	197,497	10,291
	VICI Properties Inc. Class A	245,837	7,358
	Simon Property Group Inc.	48,809	7,230
	Extra Space Storage Inc.	50,174	7,073
*	CBRE Group Inc. Class A	72,539	6,665
	Digital Realty Trust Inc.	42,455	6,233
	Public Storage	21,826	6,196
	AvalonBay Communities Inc.	33,693	5,965
	Weyerhaeuser Co.	173,286	5,957
	Equity Residential	81,960	4,935
*	CoStar Group Inc.	55,256	4,809
	Alexandria Real Estate Equities Inc.	37,272	4,649
	Invitation Homes Inc.	136,409	4,647
	Ventas Inc.	95,442	4,036
	Essex Property Trust Inc.	15,303	3,541
	Mid-America Apartment Communities Inc.	27,664	3,477
	SBA Communications Corp. Class A	15,353	3,212
	Kimco Realty Corp.	158,587	3,134
	Healthpeak Properties Inc.	168,103	2,816
	Iron Mountain Inc.	33,884	2,665
	UDR Inc.	71,768	2,548
	Regency Centers Corp.	38,964	2,414
	Camden Property Trust	25,324	2,393
	Boston Properties Inc.	34,224	2,215
	Federal Realty Investment Trust	17,414	1,756
	Host Hotels & Resorts Inc.	67,378	1,397
			193,826
Utilities (4.6%)
	NextEra Energy Inc.	487,321	26,895
	Southern Co.	259,211	17,432
	Duke Energy Corp.	182,965	16,802
	American Electric Power Co. Inc.	124,781	10,630
	Sempra	149,597	10,562
	Dominion Energy Inc.	198,615	9,500
	PG&E Corp.	507,340	8,468
	Exelon Corp.	236,247	8,467
	Public Service Enterprise Group Inc.	118,563	7,398
	Consolidated Edison Inc.	82,161	7,165
	Constellation Energy Corp.	41,763	7,035
	Xcel Energy Inc.	130,994	6,902
	Edison International	90,892	6,182
	WEC Energy Group Inc.	74,934	5,882
	American Water Works Co. Inc.	46,188	5,475
	DTE Energy Co.	48,988	5,308
	Entergy Corp.	50,146	5,093

8

S&P 500 Value Index Fund
	Shares	Market Value• ($000)
Eversource Energy	83,107	4,878
PPL Corp.	175,312	4,623
FirstEnergy Corp.	122,473	4,484
Ameren Corp.	62,352	4,439
CenterPoint Energy Inc.	149,704	4,117
Atmos Energy Corp.	35,291	3,985
CMS Energy Corp.	69,197	3,970
NRG Energy Inc.	53,866	2,980
Alliant Energy Corp.	60,499	2,889
Evergy Inc.	54,711	2,710
NiSource Inc.	98,011	2,554
AES Corp.	159,679	2,427
Pinnacle West Capital Corp.	26,886	1,837
		211,089
Total Common Stocks (Cost $4,130,477)		4,568,090
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund, 5.400% (Cost $4,031)	40,316	4,031
Total Investments (99.8%) (Cost $4,134,508)		4,572,121
Other Assets and Liabilities—Net (0.2%)		10,055
Net Assets (100%)		4,582,176
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,128,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,159,000 was received for securities on loan.
9

S&P 500 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	28	7,145	89

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Emerson Electric Co.	8/30/24	BANA	3,302	(5.326)	549	—
Johnson Controls Inc.	8/30/24	BANA	2,582	(5.326)	312	—
					861	—
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At February 29, 2024, the counterparties had deposited in segregated accounts securities with a value of $546,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P 500 Value Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,130,477)	4,568,090
Affiliated Issuers (Cost $4,031)	4,031
Total Investments in Securities	4,572,121
Investment in Vanguard	138
Cash	18
Cash Collateral Pledged—Futures Contracts	290
Receivables for Accrued Income	10,728
Receivables for Capital Shares Issued	2
Variation Margin Receivable—Futures Contracts	28
Unrealized Appreciation—Over-the-Counter Swap Contracts	861
Total Assets	4,584,186
Liabilities
Payables for Investment Securities Purchased	678
Collateral for Securities on Loan	1,159
Payables to Vanguard	173
Total Liabilities	2,010
Net Assets	4,582,176
1 Includes $1,128,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	4,046,099
Total Distributable Earnings (Loss)	536,077
Net Assets	4,582,176

ETF Shares—Net Assets
Applicable to 25,250,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,382,310
Net Asset Value Per Share—ETF Shares	$173.56

Institutional Shares—Net Assets
Applicable to 525,057 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	199,866
Net Asset Value Per Share—Institutional Shares	$380.66
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P 500 Value Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	43,462
Interest[2]	256
Securities Lending—Net	—
Total Income	43,718
Expenses
The Vanguard Group—Note B
Investment Advisory Services	46
Management and Administrative—ETF Shares	1,676
Management and Administrative—Institutional Shares	66
Marketing and Distribution—ETF Shares	103
Marketing and Distribution—Institutional Shares	3
Custodian Fees	25
Shareholders’ Reports—ETF Shares	54
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	1,983
Net Investment Income	41,735
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	333,476
Futures Contracts	1,089
Swap Contracts	(609)
Realized Net Gain (Loss)	333,956
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	107,442
Futures Contracts	(61)
Swap Contracts	861
Change in Unrealized Appreciation (Depreciation)	108,242
Net Increase (Decrease) in Net Assets Resulting from Operations	483,933
1	Dividends are net of foreign withholding taxes of $7,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $245,000, ($2,000), less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $443,646,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P 500 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	41,735	68,345
Realized Net Gain (Loss)	333,956	132,065
Change in Unrealized Appreciation (Depreciation)	108,242	298,885
Net Increase (Decrease) in Net Assets Resulting from Operations	483,933	499,295
Distributions
ETF Shares	(37,604)	(64,844)
Institutional Shares	(1,851)	(3,620)
Total Distributions	(39,455)	(68,464)
Capital Share Transactions
ETF Shares	398,501	350,557
Institutional Shares	1,536	(12,596)
Net Increase (Decrease) from Capital Share Transactions	400,037	337,961
Total Increase (Decrease)	844,515	768,792
Net Assets
Beginning of Period	3,737,661	2,968,869
End of Period	4,582,176	3,737,661
See accompanying Notes, which are an integral part of the Financial Statements.
13

S&P 500 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$156.61	$136.61	$146.23	$112.29	$111.46	$111.93
Investment Operations
Net Investment Income[1]	1.655	2.984	3.029	2.897	2.984	2.694
Net Realized and Unrealized Gain (Loss) on Investments	16.882	20.032	(9.703)	33.786	.683	(.511)
Total from Investment Operations	18.537	23.016	(6.674)	36.683	3.667	2.183
Distributions
Dividends from Net Investment Income	(1.587)	(3.016)	(2.946)	(2.743)	(2.837)	(2.653)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.587)	(3.016)	(2.946)	(2.743)	(2.837)	(2.653)
Net Asset Value, End of Period	$173.56	$156.61	$136.61	$146.23	$112.29	$111.46
Total Return	11.94%	17.15%	-4.63%	33.10%	3.33%	2.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,382	$3,559	$2,801	$2,351	$1,244	$984
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[2]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.06%	2.05%	2.10%	2.19%	2.66%	2.48%
Portfolio Turnover Rate[3]	31%	27%	16%	18%	31%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
14

S&P 500 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$343.49	$299.63	$320.71	$246.27	$244.40	$245.49
Investment Operations
Net Investment Income[1]	3.636	6.624	6.731	6.402	6.596	5.950
Net Realized and Unrealized Gain (Loss) on Investments	37.048	43.912	(21.295)	74.102	1.491	(1.115)
Total from Investment Operations	40.684	50.536	(14.564)	80.504	8.087	4.835
Distributions
Dividends from Net Investment Income	(3.514)	(6.676)	(6.516)	(6.064)	(6.217)	(5.925)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.514)	(6.676)	(6.516)	(6.064)	(6.217)	(5.925)
Net Asset Value, End of Period	$380.66	$343.49	$299.63	$320.71	$246.27	$244.40
Total Return	11.95%	17.19%	-4.60%	33.14%	3.39%	2.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$200	$179	$168	$175	$102	$94
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.06%	2.08%	2.12%	2.22%	2.68%	2.50%
Portfolio Turnover Rate[3]	31%	27%	16%	18%	31%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
15

S&P 500 Value Index Fund
Notes to Financial Statements
Vanguard S&P 500 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional
16

S&P 500 Value Index Fund
amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 29, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
17

S&P 500 Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
18

S&P 500 Value Index Fund
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $138,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
19

S&P 500 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,568,090	—	—	4,568,090
Temporary Cash Investments	4,031	—	—	4,031
Total	4,572,121	—	—	4,572,121

Derivative Financial Instruments
Assets
Futures Contracts[1]	89	—	—	89
Swap Contracts	—	861	—	861
Total	89	861	—	950
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,136,944
Gross Unrealized Appreciation	573,642
Gross Unrealized Depreciation	(137,515)
Net Unrealized Appreciation (Depreciation)	436,127
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $248,433,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 29, 2024, the fund purchased $1,262,777,000 of investment securities and sold $1,241,279,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,530,034,000 and $1,148,324,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $993,740,000 and sales were $570,560,000, resulting in net realized loss of $4,512,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
20

S&P 500 Value Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,560,256	9,500	1,346,221	9,325
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,161,755)	(6,975)	(995,664)	(7,100)
Net Increase (Decrease)—ETF Shares	398,501	2,525	350,557	2,225
Institutional Shares
Issued	7,572	22	38,239	115
Issued in Lieu of Cash Distributions	1,685	5	3,360	11
Redeemed	(7,721)	(22)	(54,195)	(168)
Net Increase (Decrease)—Institutional Shares	1,536	5	(12,596)	(42)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
21

S&P 500 Growth Index Fund
Fund Allocation
As of February 29, 2024
Communication Services	12.4%
Consumer Discretionary	14.6
Consumer Staples	2.7
Energy	1.6
Financials	5.2
Health Care	7.3
Industrials	6.5
Information Technology	47.5
Materials	1.4
Real Estate	0.7
Utilities	0.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
22

S&P 500 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (12.4%)
	Meta Platforms Inc. Class A	941,537	461,476
*	Alphabet Inc. Class A	2,510,255	347,570
*	Alphabet Inc. Class C	2,112,714	295,315
*	Netflix Inc.	185,503	111,844
	Electronic Arts Inc.	45,672	6,370
*	Live Nation Entertainment Inc.	60,137	5,832
*	Charter Communications Inc. Class A	19,628	5,769
*	Take-Two Interactive Software Inc.	33,514	4,924
			1,239,100
Consumer Discretionary (14.5%)
*	Amazon.com Inc.	3,857,425	681,838
*	Tesla Inc.	1,173,144	236,834
	Home Depot Inc.	156,957	59,739
*	Booking Holdings Inc.	14,798	51,332
	McDonald's Corp.	135,398	39,574
*	Chipotle Mexican Grill Inc. Class A	11,647	31,316
	TJX Cos. Inc.	315,433	31,272
	Starbucks Corp.	286,015	27,143
	Marriott International Inc. Class A	104,714	26,165
	NIKE Inc. Class B	223,108	23,188
*	Lululemon Athletica Inc.	48,841	22,813
	Hilton Worldwide Holdings Inc.	108,902	22,251
	Ross Stores Inc.	143,531	21,380
*	O'Reilly Automotive Inc.	18,321	19,923
	DR Horton Inc.	128,031	19,133
*	AutoZone Inc.	5,156	15,499
*	Airbnb Inc. Class A	92,239	14,525
*	Royal Caribbean Cruises Ltd.	99,927	12,326
	PulteGroup Inc.	91,397	9,906
*	NVR Inc.	1,294	9,867
	Lennar Corp. Class A	59,404	9,416
*	Expedia Group Inc.	56,520	7,733
		Shares	Market Value• ($000)
	Yum! Brands Inc.	54,765	7,581
*	Ulta Beauty Inc.	13,767	7,552
	Las Vegas Sands Corp.	95,433	5,203
	Tractor Supply Co.	19,299	4,908
	Garmin Ltd.	35,034	4,812
*	Carnival Corp.	303,211	4,809
	Darden Restaurants Inc.	26,525	4,528
	Wynn Resorts Ltd.	40,675	4,279
	Pool Corp.	9,413	3,748
*	Norwegian Cruise Line Holdings Ltd.	180,318	3,496
*	MGM Resorts International	78,756	3,409
	Domino's Pizza Inc.	5,972	2,678
*	Caesars Entertainment Inc.	53,045	2,306
	Ralph Lauren Corp. Class A	9,297	1,728
*	Etsy Inc.	22,448	1,609
			1,455,819
Consumer Staples (2.7%)
	Procter & Gamble Co.	389,887	61,969
	Costco Wholesale Corp.	78,860	58,663
	Coca-Cola Co.	643,606	38,629
	PepsiCo Inc.	209,950	34,713
	Philip Morris International Inc.	243,720	21,925
	Mondelez International Inc. Class A	242,404	17,712
	Colgate-Palmolive Co.	136,153	11,780
*	Monster Beverage Corp.	188,136	11,119
	Church & Dwight Co. Inc.	48,052	4,811
	Hershey Co.	24,121	4,533
	Lamb Weston Holdings Inc.	40,578	4,148
			270,002
Energy (1.5%)
	ConocoPhillips	347,520	39,110
	EOG Resources Inc.	163,271	18,688
	Hess Corp.	117,265	17,091
	Marathon Petroleum Corp.	88,581	14,990
	Diamondback Energy Inc.	75,898	13,853
	Pioneer Natural Resources Co.	49,508	11,644
23

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	ONEOK Inc.	153,259	11,513
	Targa Resources Corp.	94,621	9,295
	Williams Cos. Inc.	201,217	7,232
	Coterra Energy Inc.	210,620	5,430
	APA Corp.	129,942	3,871
	Marathon Oil Corp.	131,664	3,193
			155,910
Financials (5.2%)
	Visa Inc. Class A	446,238	126,125
	Mastercard Inc. Class A	252,883	120,059
	American Express Co.	170,947	37,509
	Blackstone Inc.	217,088	27,748
	S&P Global Inc.	60,411	25,879
	Progressive Corp.	124,063	23,518
	Marsh & McLennan Cos. Inc.	108,722	21,991
*	Fiserv Inc.	132,397	19,763
*	Arch Capital Group Ltd.	158,347	13,870
	Aon plc Class A	43,312	13,686
	CME Group Inc.	54,936	12,105
	Moody's Corp.	31,420	11,921
	Arthur J Gallagher & Co.	46,713	11,395
	MSCI Inc. Class A	19,103	10,716
	Ameriprise Financial Inc.	22,802	9,289
*	FleetCor Technologies Inc.	30,652	8,560
	Discover Financial Services	57,263	6,912
	Brown & Brown Inc.	78,354	6,598
	Cboe Global Markets Inc.	28,626	5,496
	FactSet Research Systems Inc.	7,593	3,512
			516,652
Health Care (7.3%)
	Eli Lilly & Co.	338,275	254,951
	UnitedHealth Group Inc.	149,063	73,578
	Merck & Co. Inc.	429,938	54,667
	AbbVie Inc.	277,084	48,781
*	Intuitive Surgical Inc.	98,597	38,019
	Thermo Fisher Scientific Inc.	62,260	35,499
	Stryker Corp.	91,720	32,017
*	Vertex Pharmaceuticals Inc.	69,965	29,437
*	Regeneron Pharmaceuticals Inc.	27,244	26,320
*	Boston Scientific Corp.	341,774	22,629
	Zoetis Inc. Class A	107,020	21,225
	HCA Healthcare Inc.	40,328	12,570
*	Dexcom Inc.	100,018	11,509
*	IDEXX Laboratories Inc.	19,763	11,368
	West Pharmaceutical Services Inc.	31,375	11,244
*	Edwards Lifesciences Corp.	95,116	8,072
*	IQVIA Holdings Inc.	29,555	7,305
*	Molina Healthcare Inc.	14,612	5,756
		Shares	Market Value• ($000)
	STERIS plc	23,448	5,461
*	Align Technology Inc.	16,608	5,023
*	Mettler-Toledo International Inc.	3,489	4,352
	Cooper Cos. Inc.	35,205	3,295
*	Waters Corp.	9,313	3,142
*	Insulet Corp.	11,287	1,851
*	DaVita Inc.	12,589	1,598
			729,669
Industrials (6.5%)
*	Uber Technologies Inc.	872,259	69,345
	Caterpillar Inc.	125,531	41,922
	General Electric Co.	198,376	31,123
	Eaton Corp. plc	104,941	30,328
	Union Pacific Corp.	116,420	29,535
	TransDigm Group Inc.	23,469	27,640
	Parker-Hannifin Corp.	42,445	22,727
*	Boeing Co.	106,086	21,612
	United Rentals Inc.	28,715	19,907
*	Copart Inc.	370,859	19,711
	Deere & Co.	51,791	18,906
	Trane Technologies plc	66,796	18,834
	PACCAR Inc.	161,849	17,947
	Automatic Data Processing Inc.	68,070	17,094
	Old Dominion Freight Line Inc.	37,992	16,811
	CSX Corp.	419,453	15,914
	Waste Management Inc.	73,069	15,027
	Illinois Tool Works Inc.	53,471	14,017
	WW Grainger Inc.	14,032	13,660
	Cintas Corp.	20,199	12,697
	Fortive Corp.	148,946	12,680
	Ingersoll Rand Inc.	132,104	12,065
	Quanta Services Inc.	42,527	10,271
*	Builders FirstSource Inc.	52,281	10,204
	Carrier Global Corp.	170,692	9,487
*	Axon Enterprise Inc.	29,904	9,192
	Republic Services Inc. Class A	49,461	9,081
	Fastenal Co.	121,275	8,854
	AMETEK Inc.	47,017	8,472
	Verisk Analytics Inc. Class A	33,820	8,181
	Paychex Inc.	54,612	6,697
	Rockwell Automation Inc.	23,332	6,651
	Delta Air Lines Inc.	152,764	6,457
	Otis Worldwide Corp.	67,676	6,450
	Howmet Aerospace Inc.	96,186	6,401
	Broadridge Financial Solutions Inc.	28,409	5,783
	Equifax Inc.	20,373	5,574
	Hubbell Inc. Class B	10,463	3,983
	Masco Corp.	51,678	3,967
	Pentair plc	49,032	3,814
	Snap-on Inc.	10,121	2,790

24

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	Expeditors International of Washington Inc.	22,885	2,737
	A O Smith Corp.	32,822	2,721
*	Dayforce Inc.	36,376	2,538
	Rollins Inc.	51,172	2,255
	Allegion plc	14,114	1,805
*	Generac Holdings Inc.	15,915	1,791
	Paycom Software Inc.	8,893	1,622
			647,280
Information Technology (47.4%)
	Microsoft Corp.	3,152,571	1,304,029
	Apple Inc.	6,201,214	1,120,869
	NVIDIA Corp.	1,047,703	828,859
	Broadcom Inc.	186,205	242,158
*	Advanced Micro Devices Inc.	685,333	131,947
*	Salesforce Inc.	412,404	127,359
*	Adobe Inc.	193,159	108,223
	Intuit Inc.	118,879	78,804
	Oracle Corp.	674,001	75,272
	Applied Materials Inc.	354,860	71,547
*	ServiceNow Inc.	86,963	67,078
	Accenture plc Class A	143,771	53,883
	Lam Research Corp.	55,884	52,433
*	Palo Alto Networks Inc.	131,856	40,948
	KLA Corp.	57,692	39,363
	QUALCOMM Inc.	245,493	38,736
*	Synopsys Inc.	64,553	37,036
*	Cadence Design Systems Inc.	115,426	35,133
*	Arista Networks Inc.	106,904	29,670
	Analog Devices Inc.	124,721	23,924
	Texas Instruments Inc.	142,477	23,841
	NXP Semiconductors NV	82,004	20,479
*	Fortinet Inc.	270,401	18,687
	Amphenol Corp. Class A	142,128	15,526
*	Gartner Inc.	33,089	15,405
	Monolithic Power Systems Inc.	20,318	14,630
	Motorola Solutions Inc.	40,798	13,479
*	Fair Isaac Corp.	10,470	13,296
*	Autodesk Inc.	47,160	12,175
	Microchip Technology Inc.	135,415	11,394
	Roper Technologies Inc.	19,491	10,617
*	Tyler Technologies Inc.	17,891	7,821
	TE Connectivity Ltd.	51,387	7,377
*	ANSYS Inc.	20,997	7,017
*	ON Semiconductor Corp.	80,404	6,345
	CDW Corp.	23,848	5,872
*	PTC Inc.	30,270	5,540
	Jabil Inc.	29,314	4,224
*	VeriSign Inc.	18,055	3,526
*	Akamai Technologies Inc.	30,047	3,333
	Seagate Technology Holdings plc	33,795	3,145
*	EPAM Systems Inc.	9,790	2,980
		Shares	Market Value• ($000)
	NetApp Inc.	32,769	2,920
*	Enphase Energy Inc.	21,446	2,724
			4,739,624
Materials (1.4%)
	Linde plc	106,956	48,004
	Sherwin-Williams Co.	49,913	16,573
	Nucor Corp.	65,685	12,631
	Ecolab Inc.	54,866	12,336
	Freeport-McMoRan Inc.	304,258	11,504
	Martin Marietta Materials Inc.	17,266	9,975
	Vulcan Materials Co.	36,211	9,627
	Celanese Corp. Class A	42,425	6,447
	Steel Dynamics Inc.	40,641	5,438
	CF Industries Holdings Inc.	43,779	3,534
			136,069
Real Estate (0.7%)
	Equinix Inc.	18,689	16,611
	American Tower Corp.	81,129	16,134
	Public Storage	28,218	8,010
	Digital Realty Trust Inc.	52,661	7,731
	Simon Property Group Inc.	51,186	7,583
*	CoStar Group Inc.	74,568	6,490
	Iron Mountain Inc.	63,452	4,990
	SBA Communications Corp. Class A	18,311	3,831
	Host Hotels & Resorts Inc.	179,424	3,721
			75,101
Utilities (0.1%)
	Constellation Energy Corp.	60,945	10,266
Total Common Stocks (Cost $6,422,551)			9,975,492
Rights (0.0%)
*,1	ABIOMED Inc. CVR (Cost $—)	56	—

25

S&P 500 Growth Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2] Vanguard Market Liquidity Fund, 5.400% (Cost $20,708)	207,115	20,709
Total Investments (99.9%) (Cost $6,443,259)		9,996,201
Other Assets and Liabilities—Net (0.1%)		6,881
Net Assets (100%)		10,003,082
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2024	51	18,444	836
E-mini S&P 500 Index	March 2024	16	4,083	156
				992

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Deere & Co.	8/30/24	BANA	5,117	(5.326)	—	(373)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
26

S&P 500 Growth Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,422,551)	9,975,492
Affiliated Issuers (Cost $20,708)	20,709
Total Investments in Securities	9,996,201
Investment in Vanguard	287
Cash Collateral Pledged—Futures Contracts	1,100
Receivables for Accrued Income	6,130
Receivables for Capital Shares Issued	4
Variation Margin Receivable—Futures Contracts	189
Total Assets	10,003,911
Liabilities
Payables for Investment Securities Purchased	81
Payables to Vanguard	375
Unrealized Depreciation—Over-the-Counter Swap Contracts	373
Total Liabilities	829
Net Assets	10,003,082
At February 29, 2024, net assets consisted of:

Paid-in Capital	7,379,896
Total Distributable Earnings (Loss)	2,623,186
Net Assets	10,003,082

ETF Shares—Net Assets
Applicable to 33,450,972 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,994,773
Net Asset Value Per Share—ETF Shares	$298.79

Institutional Shares—Net Assets
Applicable to 12,225 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,309
Net Asset Value Per Share—Institutional Shares	$679.68
See accompanying Notes, which are an integral part of the Financial Statements.
27

S&P 500 Growth Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	45,602
Interest[2]	378
Total Income	45,980
Expenses
The Vanguard Group—Note B
Investment Advisory Services	97
Management and Administrative—ETF Shares	3,822
Management and Administrative—Institutional Shares	3
Marketing and Distribution—ETF Shares	183
Marketing and Distribution—Institutional Shares	—
Custodian Fees	1
Shareholders’ Reports—ETF Shares	122
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	3
Other Expenses	9
Total Expenses	4,240
Net Investment Income	41,740
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(7,441)
Futures Contracts	636
Swap Contracts	(321)
Realized Net Gain (Loss)	(7,126)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,281,835
Futures Contracts	853
Swap Contracts	(373)
Change in Unrealized Appreciation (Depreciation)	1,282,315
Net Increase (Decrease) in Net Assets Resulting from Operations	1,316,929
1	Dividends are net of foreign withholding taxes of $18,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $363,000, $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $204,239,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
28

S&P 500 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	41,740	81,648
Realized Net Gain (Loss)	(7,126)	(595,509)
Change in Unrealized Appreciation (Depreciation)	1,282,315	1,461,227
Net Increase (Decrease) in Net Assets Resulting from Operations	1,316,929	947,366
Distributions
ETF Shares	(52,894)	(75,029)
Institutional Shares	(47)	(66)
Total Distributions	(52,941)	(75,095)
Capital Share Transactions
ETF Shares	562,209	458,971
Institutional Shares	(8)	388
Net Increase (Decrease) from Capital Share Transactions	562,201	459,359
Total Increase (Decrease)	1,826,189	1,331,630
Net Assets
Beginning of Period	8,176,893	6,845,263
End of Period	10,003,082	8,176,893
See accompanying Notes, which are an integral part of the Financial Statements.
29

S&P 500 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$260.21	$232.26	$283.53	$219.32	$161.81	$158.27
Investment Operations
Net Investment Income[1]	1.298	2.678	1.923	1.751	2.111	2.156
Net Realized and Unrealized Gain (Loss) on Investments	38.945	27.743	(51.406)	64.190	57.589	3.437
Total from Investment Operations	40.243	30.421	(49.483)	65.941	59.700	5.593
Distributions
Dividends from Net Investment Income	(1.663)	(2.471)	(1.787)	(1.731)	(2.190)	(2.053)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.663)	(2.471)	(1.787)	(1.731)	(2.190)	(2.053)
Net Asset Value, End of Period	$298.79	$260.21	$232.26	$283.53	$219.32	$161.81
Total Return	15.57%	13.26%	-17.52%	30.26%	37.29%	3.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,995	$8,170	$6,839	$6,776	$4,485	$2,755
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[2]	0.10%[2]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.96%	1.16%	0.73%	0.73%	1.20%	1.41%
Portfolio Turnover Rate[3]	27%	33%	13%	12%	24%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
30

S&P 500 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,				April 5, 2019[1] to August 31, 2019	October 17, 2018[1] to December 13, 2018
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$591.92	$528.34	$644.91	$498.89	$368.04	$356.55	$343.28
Investment Operations
Net Investment Income[2]	3.012	6.185	4.203	3.959	4.861	3.777	.856
Net Realized and Unrealized Gain (Loss) on Investments	88.584	63.118	(116.631)	146.133	131.012	7.713	(19.628)
Total from Investment Operations	91.596	69.303	(112.428)	150.092	135.873	11.490	(18.772)
Distributions
Dividends from Net Investment Income	(3.836)	(5.723)	(4.142)	(4.072)	(5.023)	—	(.938)
Distributions from Realized Capital Gains	—	—	—	—	—	—	—
Total Distributions	(3.836)	(5.723)	(4.142)	(4.072)	(5.023)	—	(.938)
Net Asset Value, End of Period	$679.68	$591.92	$528.34	$644.91	$498.89	$368.04	$323.57
Total Return	15.58%	13.29%	-17.50%	30.29%	37.35%	3.22%	-5.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8	$7	$6	$28	$9	$7	—
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[3]	0.08%[3]	0.08%	0.08%	0.08%[4]	0.08%[4]
Ratio of Net Investment Income to Average Net Assets	0.98%	1.18%	0.68%	0.71%	1.22%	2.52%[4]	1.64%[4]
Portfolio Turnover Rate[5]	27%	33%	13%	12%	24%	23%[6]	23%[6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	The class commenced operations on October 17, 2018. On December 13, 2018, all outstanding shares were redeemed and the Net Asset Value represents the per share amount at which such shares were redeemed. On April 5, 2019, the class recommenced operations.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended August 31, 2019.
See accompanying Notes, which are an integral part of the Financial Statements.
31

S&P 500 Growth Index Fund
Notes to Financial Statements
Vanguard S&P 500 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional
32

S&P 500 Growth Index Fund
amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 29, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
33

S&P 500 Growth Index Fund
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of
34

S&P 500 Growth Index Fund
$287,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,975,492	—	—	9,975,492
Rights	—	—	—	—
Temporary Cash Investments	20,709	—	—	20,709
Total	9,996,201	—	—	9,996,201

Derivative Financial Instruments
Assets
Futures Contracts[1]	992	—	—	992
Liabilities
Swap Contracts	—	373	—	373
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,444,575
Gross Unrealized Appreciation	3,632,292
Gross Unrealized Depreciation	(80,047)
Net Unrealized Appreciation (Depreciation)	3,552,245
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $928,157,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024;
35

S&P 500 Growth Index Fund
should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 29, 2024, the fund purchased $2,314,925,000 of investment securities and sold $2,332,898,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,120,127,000 and $559,480,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $580,481,000 and sales were $992,906,000, resulting in net realized loss of $61,535,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,126,057	4,155	915,745	4,000
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(563,848)	(2,100)	(456,774)	(2,050)
Net Increase (Decrease)—ETF Shares	562,209	2,055	458,971	1,950
Institutional Shares
Issued	67	—	509	—
Issued in Lieu of Cash Distributions	47	—	66	—
Redeemed	(122)	—	(187)	—
Net Increase (Decrease)—Institutional Shares	(8)	—	388	—
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
36

S&P 500 Growth Index Fund
H.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
37

The S&P 500 Value Index and S&P 500 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P® and S&P 500® are trademarks of S&P; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Vanguard. Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund particularly or the ability of the S&P 500 Value Index and S&P 500 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P 500 Value Index and S&P 500 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Value Index and S&P 500 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund into consideration in determining, composing or calculating the S&P 500 Value Index and S&P 500 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund. There is no assurance that investment products based on the S&P 500 Value Index and S&P 500 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P 500 VALUE INDEX FUND AND VANGUARD S&P 500 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
38

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Q18402 042024

Semiannual Report  |  February 29, 2024
Vanguard S&P Small-Cap 600 Index Funds
Vanguard S&P Small-Cap 600 Index Fund
Vanguard S&P Small-Cap 600 Value Index Fund
Vanguard S&P Small-Cap 600 Growth Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 29, 2024
	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$1,073.90	$0.52
Institutional Shares	1,000.00	1,073.70	0.41
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,050.50	$0.76
Institutional Shares	1,000.00	1,050.70	0.41
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,094.80	$0.78
Based on Hypothetical 5% Yearly Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$1,024.37	$0.50
Institutional Shares	1,000.00	1,024.47	0.40
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,024.12	$0.75
Institutional Shares	1,000.00	1,024.47	0.40
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,024.12	$0.75
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Small-Cap 600 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the S&P Small-Cap 600 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Small-Cap 600 Growth Index Fund, 0.15% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

S&P Small-Cap 600 Index Fund
Fund Allocation
As of February 29, 2024
Communication Services	2.7%
Consumer Discretionary	15.4
Consumer Staples	3.6
Energy	4.6
Financials	17.8
Health Care	10.6
Industrials	18.4
Information Technology	11.9
Materials	5.8
Real Estate	7.3
Utilities	1.9
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (2.7%)
	Cogent Communications Holdings Inc.	174,426	14,113
*	Madison Square Garden Sports Corp.	67,258	12,657
*	TripAdvisor Inc.	435,786	11,688
*	Yelp Inc. Class A	276,000	10,609
*	Cargurus Inc. Class A	345,355	7,646
*	Cinemark Holdings Inc.	427,568	7,444
*	Lumen Technologies Inc.	4,066,623	6,588
*	EchoStar Corp. Class A	485,513	6,365
	Telephone & Data Systems Inc.	397,345	6,079
	John Wiley & Sons Inc. Class A	171,255	5,711
	Shutterstock Inc.	96,447	4,703
*	Cars.com Inc.	248,274	4,553
	Scholastic Corp.	110,052	4,341
	Shenandoah Telecommunications Co.	202,595	3,780
*	TechTarget Inc.	104,108	3,301
*	QuinStreet Inc.	209,002	3,058
*	Thryv Holdings Inc.	124,719	2,612
*	Gogo Inc.	249,276	2,034
*	AMC Networks Inc. Class A	122,764	1,589
	Marcus Corp.	99,180	1,455
	ATN International Inc.	42,407	1,422
*	Consolidated Communications Holdings Inc.	300,118	1,294
*	EW Scripps Co. Class A	238,870	963
			124,005
Consumer Discretionary (15.3%)
*	Abercrombie & Fitch Co. Class A	202,977	25,932
	Meritage Homes Corp.	148,188	23,363
	Installed Building Products Inc.	95,042	22,708
	Academy Sports & Outdoors Inc.	300,433	22,448
		Shares	Market Value• ($000)
	Signet Jewelers Ltd.	180,925	18,411
	American Eagle Outfitters Inc.	748,248	17,771
*	Asbury Automotive Group Inc.	82,941	17,321
	Advance Auto Parts Inc.	239,710	16,190
*	Shake Shack Inc. Class A	151,130	16,068
	MDC Holdings Inc.	240,745	15,095
	Group 1 Automotive Inc.	55,717	15,080
*	M/I Homes Inc.	112,251	14,255
*	Tri Pointe Homes Inc.	391,188	13,840
	LCI Industries	102,078	12,860
	Kohl's Corp.	446,161	12,434
	Steven Madden Ltd.	282,698	12,105
	Kontoor Brands Inc.	201,547	11,913
*	Cavco Industries Inc.	31,207	11,627
	Newell Brands Inc.	1,535,978	11,520
	Foot Locker Inc.	330,193	11,369
*	Boot Barn Holdings Inc.	122,067	11,291
*	Dorman Products Inc.	114,230	10,763
*	Frontdoor Inc.	320,924	10,064
	Patrick Industries Inc.	83,863	10,059
	Century Communities Inc.	113,988	9,836
	Strategic Education Inc.	88,575	9,813
*	Sonos Inc.	516,977	9,802
*	Stride Inc.	160,210	9,573
	Bloomin' Brands Inc.	349,920	9,511
	Papa John's International Inc.	132,030	9,492
*	Urban Outfitters Inc.	228,111	9,478
*	LGI Homes Inc.	82,633	9,428
*	Victoria's Secret & Co.	311,475	8,896
	Winnebago Industries Inc.	120,539	8,646
*	Dave & Buster's Entertainment Inc.	138,479	8,550
*	Brinker International Inc.	178,086	8,252
*	Topgolf Callaway Brands Corp.	572,673	8,155
*	Adtalem Global Education Inc.	160,540	7,947
	Worthington Enterprises Inc.	122,852	7,632

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Hanesbrands Inc.	1,411,022	7,620
*	ODP Corp.	134,092	7,574
*	Gentherm Inc.	132,194	7,517
*	National Vision Holdings Inc.	315,400	7,380
*	Six Flags Entertainment Corp.	289,576	7,338
*	Vista Outdoor Inc.	234,077	7,303
	Cheesecake Factory Inc.	188,278	6,661
	La-Z-Boy Inc.	173,535	6,593
	Dana Inc.	517,784	6,472
	Phinia Inc.	188,176	6,439
	Upbound Group Inc.	179,465	6,059
	Oxford Industries Inc.	59,191	6,001
*	Green Brick Partners Inc.	102,429	5,992
	Jack in the Box Inc.	81,049	5,917
	Cracker Barrel Old Country Store Inc.	89,312	5,906
*	Leslie's Inc.	741,691	5,859
*	Sally Beauty Holdings Inc.	434,408	5,487
*	G-III Apparel Group Ltd.	164,032	5,457
	Caleres Inc.	134,660	5,199
	Buckle Inc.	119,973	4,912
	Perdoceo Education Corp.	264,778	4,716
*	XPEL Inc.	85,754	4,509
	Monro Inc.	126,762	4,255
	Hibbett Inc.	49,960	4,094
*	Sabre Corp.	1,529,600	4,053
	Monarch Casino & Resort Inc.	53,802	3,785
*	BJ's Restaurants Inc.	93,664	3,280
*	American Axle & Manufacturing Holdings Inc.	471,868	3,265
	Wolverine World Wide Inc.	320,614	3,261
	Golden Entertainment Inc.	86,510	3,206
	Sonic Automotive Inc. Class A	59,912	3,145
	Sturm Ruger & Co. Inc.	71,441	3,095
	Ethan Allen Interiors Inc.	92,146	3,080
*	Mister Car Wash Inc.	367,131	3,044
	Dine Brands Global Inc.	62,684	3,041
	Guess? Inc.	110,167	2,796
*	MarineMax Inc.	80,371	2,668
	Standard Motor Products Inc.	75,324	2,392
	Shoe Carnival Inc.	72,715	2,383
*	Chuy's Holdings Inc.	69,951	2,366
	Designer Brands Inc. Class A	176,758	1,867
	Haverty Furniture Cos. Inc.	53,596	1,838
	Movado Group Inc.	62,865	1,805
*	America's Car-Mart Inc.	23,515	1,583
*,1	iRobot Corp.	112,293	1,281
			701,992
		Shares	Market Value• ($000)
Consumer Staples (3.6%)
	WD-40 Co.	54,645	14,666
*	Simply Good Foods Co.	365,349	12,963
	Inter Parfums Inc.	72,188	10,591
	Cal-Maine Foods Inc.	163,845	9,419
	J & J Snack Foods Corp.	62,204	9,025
	PriceSmart Inc.	100,908	8,490
*	Central Garden & Pet Co. Class A	215,322	8,115
	Edgewell Personal Care Co.	204,814	7,822
	Energizer Holdings Inc.	267,974	7,651
*	TreeHouse Foods Inc.	202,845	7,260
	Andersons Inc.	127,886	7,070
	Vector Group Ltd.	534,255	5,962
*	Chefs' Warehouse Inc.	142,297	5,409
	MGP Ingredients Inc.	63,008	5,367
*	National Beverage Corp.	94,072	4,952
	Universal Corp.	98,991	4,753
	WK Kellogg Co.	265,775	3,891
*	United Natural Foods Inc.	239,470	3,738
	John B Sanfilippo & Son Inc.	36,172	3,703
	B&G Foods Inc.	316,924	3,660
*	Hain Celestial Group Inc.	361,611	3,616
	Fresh Del Monte Produce Inc.	135,781	3,249
	SpartanNash Co.	139,581	2,941
	Nu Skin Enterprises Inc. Class A	199,155	2,489
	Tootsie Roll Industries Inc.	69,639	2,265
*	USANA Health Sciences Inc.	44,727	2,159
	Calavo Growers Inc.	71,491	2,063
	Medifast Inc.	43,903	1,760
*	Central Garden & Pet Co.	38,597	1,693
			166,742
Energy (4.6%)
	SM Energy Co.	468,822	20,520
	Helmerich & Payne Inc.	400,749	15,385
	Patterson-UTI Energy Inc.	1,295,050	14,984
	California Resources Corp.	259,989	13,564
	Liberty Energy Inc. Class A	618,426	13,222
	Northern Oil & Gas Inc.	368,650	13,172
	Peabody Energy Corp.	443,877	10,995
	Archrock Inc.	553,518	10,113
	CONSOL Energy Inc.	112,494	9,654
*	Par Pacific Holdings Inc.	224,351	8,104
*	Oceaneering International Inc.	405,975	8,022
*	Callon Petroleum Co.	224,000	6,980
*	Talos Energy Inc.	527,897	6,963
	World Kinect Corp.	242,656	5,911
*	Green Plains Inc.	258,939	5,515
*	Helix Energy Solutions Group Inc.	570,983	5,139

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Vital Energy Inc.	99,885	5,027
	Dorian LPG Ltd.	137,491	4,970
	CVR Energy Inc.	117,510	3,899
*	US Silica Holdings Inc.	310,958	3,576
	Comstock Resources Inc.	370,342	3,166
*	Dril-Quip Inc.	137,744	3,113
	Core Laboratories Inc.	188,324	2,819
*	Nabors Industries Ltd.	35,860	2,810
*	REX American Resources Corp.	61,352	2,698
*	Bristow Group Inc. Class A	96,765	2,608
	RPC Inc.	342,875	2,534
*	ProPetro Holding Corp.	342,108	2,532
*	Oil States International Inc.	258,640	1,394
			209,389
Financials (17.8%)
	Assured Guaranty Ltd.	219,101	20,070
*	Mr Cooper Group Inc.	265,463	18,922
	Lincoln National Corp.	683,870	18,834
	Radian Group Inc.	617,338	17,989
	Jackson Financial Inc. Class A	285,188	15,700
	Moelis & Co. Class A	268,708	14,521
[1]	Blackstone Mortgage Trust Inc. Class A	694,477	14,147
*	American Equity Investment Life Holding Co.	251,636	13,976
	Walker & Dunlop Inc.	134,829	12,860
	ServisFirst Bancshares Inc.	197,475	12,478
	United Community Banks Inc.	479,581	12,474
	Ameris Bancorp	261,631	12,121
	Artisan Partners Asset Management Inc. Class A	276,015	11,888
	First Bancorp	695,522	11,810
	Cathay General Bancorp	292,830	11,435
	Piper Sandler Cos.	60,639	11,417
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	448,085	11,278
*	Genworth Financial Inc. Class A	1,817,906	11,180
*	Axos Financial Inc.	207,106	10,794
	First Hawaiian Inc.	514,370	10,781
	WSFS Financial Corp.	244,798	10,377
	Fulton Financial Corp.	661,810	10,192
[1]	Arbor Realty Trust Inc.	759,802	10,181
	Atlantic Union Bankshares Corp.	302,371	10,057
*	NMI Holdings Inc. Class A	326,821	9,831
	Community Bank System Inc.	215,188	9,748
	Simmons First National Corp. Class A	504,525	9,687
	Bank of Hawaii Corp.	160,226	9,658
*	Bancorp Inc.	216,277	9,655
		Shares	Market Value• ($000)
	EVERTEC Inc.	265,215	9,582
	PJT Partners Inc. Class A	89,890	9,474
	Independent Bank Corp.	176,761	9,222
	CVB Financial Corp.	533,557	9,081
	Pacific Premier Bancorp Inc.	386,552	8,837
	First Financial Bancorp	383,416	8,320
	Seacoast Banking Corp. of Florida	343,224	8,285
	BankUnited Inc.	299,937	8,044
	Banc of California Inc.	527,210	7,713
*	Enova International Inc.	120,410	7,616
	Bread Financial Holdings Inc.	198,850	7,612
*	Palomar Holdings Inc.	99,692	7,591
*	StoneX Group Inc.	108,130	7,489
*	Goosehead Insurance Inc. Class A	98,556	7,456
	WaFd Inc.	273,592	7,453
	Park National Corp.	57,816	7,430
	Renasant Corp.	226,299	7,153
	Stewart Information Services Corp.	110,294	6,946
	OFG Bancorp	189,688	6,871
	Trustmark Corp.	246,164	6,612
*	Triumph Financial Inc.	87,314	6,549
	Lakeland Financial Corp.	102,514	6,530
	NBT Bancorp Inc.	189,807	6,527
*	Donnelley Financial Solutions Inc.	99,703	6,437
	Independent Bank Group Inc.	144,772	6,331
	Virtus Investment Partners Inc.	27,223	6,324
*	Customers Bancorp Inc.	113,960	6,189
	Banner Corp.	138,451	6,070
	City Holding Co.	59,788	6,008
	Horace Mann Educators Corp.	164,615	5,957
	Apollo Commercial Real Estate Finance Inc.	524,197	5,876
	Northwest Bancshares Inc.	512,332	5,871
*	NCR Atleos Corp.	269,684	5,868
	Hilltop Holdings Inc.	186,503	5,759
	First Bancorp (XNGS)	165,636	5,652
	Ready Capital Corp.	638,263	5,636
*	PROG Holdings Inc.	180,282	5,565
	Navient Corp.	341,242	5,549
	Pathward Financial Inc.	105,544	5,366
	First Commonwealth Financial Corp.	411,608	5,363
	Hope Bancorp Inc.	484,136	5,311
	Mercury General Corp.	107,141	5,217
	National Bank Holdings Corp. Class A	152,213	5,151
	BancFirst Corp.	58,390	5,123
*	Payoneer Global Inc.	1,050,052	5,103

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	FB Financial Corp.	141,618	5,047
	PennyMac Mortgage Investment Trust	349,694	4,941
	Two Harbors Investment Corp.	387,717	4,912
	Westamerica Bancorp	107,421	4,910
	Safety Insurance Group Inc.	59,632	4,899
	S&T Bancorp Inc.	154,129	4,807
	Employers Holdings Inc.	103,695	4,740
	Provident Financial Services Inc.	304,500	4,592
*	Encore Capital Group Inc.	94,855	4,553
	Stellar Bancorp Inc.	188,942	4,478
*	SiriusPoint Ltd.	364,777	4,476
	Veritex Holdings Inc.	218,964	4,298
	Franklin BSP Realty Trust Inc.	330,839	4,271
	AMERISAFE Inc.	77,338	4,080
*	PRA Group Inc.	158,196	4,044
[1]	ARMOUR Residential REIT Inc.	197,491	3,910
*,1	Trupanion Inc.	144,016	3,852
	Berkshire Hills Bancorp Inc.	172,830	3,714
	Preferred Bank	50,375	3,619
	WisdomTree Inc.	445,130	3,588
	Ellington Financial Inc.	316,399	3,585
	Brookline Bancorp Inc.	358,223	3,500
	Southside Bancshares Inc.	115,641	3,314
*	Ambac Financial Group Inc.	182,183	2,981
	Brightsphere Investment Group Inc.	130,508	2,957
	Capitol Federal Financial Inc.	509,612	2,951
	Redwood Trust Inc.	478,221	2,932
	Eagle Bancorp Inc.	120,627	2,873
	Dime Community Bancshares Inc.	140,844	2,639
	New York Mortgage Trust Inc.	365,550	2,636
	Heritage Financial Corp.	140,695	2,582
	ProAssurance Corp.	205,398	2,533
	Tompkins Financial Corp.	50,331	2,424
	HCI Group Inc.	24,234	2,366
	KKR Real Estate Finance Trust Inc.	234,704	2,288
*	EZCORP Inc. Class A	209,404	2,197
	TrustCo Bank Corp.	76,699	2,093
	Central Pacific Financial Corp.	108,878	2,032
	United Fire Group Inc.	85,137	1,983
	Hanmi Financial Corp.	122,529	1,851
*	World Acceptance Corp.	13,633	1,633
	Northfield Bancorp Inc.	158,961	1,606
		Shares	Market Value• ($000)
*	Green Dot Corp. Class A	182,709	1,500
[1]	B. Riley Financial Inc.	66,492	1,219
			814,586
Health Care (10.6%)
*	Cytokinetics Inc.	395,229	28,551
	Ensign Group Inc.	227,549	28,426
*	Alkermes plc	672,646	19,971
	Organon & Co.	1,030,266	17,937
*	Merit Medical Systems Inc.	232,774	17,737
*	Glaukos Corp.	196,377	17,397
*	Integer Holdings Corp.	134,331	14,815
*	Prestige Consumer Healthcare Inc.	199,998	13,916
*	Fortrea Holdings Inc.	357,936	13,437
	Select Medical Holdings Corp.	423,791	11,540
	Premier Inc. Class A	482,386	10,063
	CONMED Corp.	123,952	9,956
	Patterson Cos. Inc.	343,016	9,292
*	Privia Health Group Inc.	414,038	9,241
*	RadNet Inc.	243,574	9,222
*	ICU Medical Inc.	81,733	8,928
*	CorVel Corp.	36,547	8,918
*	Vericel Corp.	192,367	8,787
*	Corcept Therapeutics Inc.	363,739	8,548
*	NeoGenomics Inc.	513,791	8,015
*	Astrana Health Inc.	167,482	7,543
*	Owens & Minor Inc.	308,367	7,503
*	Myriad Genetics Inc.	357,401	7,480
*	Certara Inc.	431,684	7,287
*	Catalyst Pharmaceuticals Inc.	446,528	7,158
*	Amphastar Pharmaceuticals Inc.	150,619	7,014
*	Tandem Diabetes Care Inc.	262,314	6,986
*	Dynavax Technologies Corp.	521,010	6,601
*	Supernus Pharmaceuticals Inc.	220,212	6,540
	US Physical Therapy Inc.	60,416	6,420
*	STAAR Surgical Co.	196,771	6,147
*	Addus HomeCare Corp.	65,367	6,032
*	AMN Healthcare Services Inc.	106,322	5,983
*	UFP Technologies Inc.	28,328	5,901
*	Xencor Inc.	245,370	5,631
*	Schrodinger Inc.	220,467	5,613
	LeMaitre Vascular Inc.	79,868	5,591
*	Pacira BioSciences Inc.	187,180	5,563
	National HealthCare Corp.	54,364	5,364
*	Ligand Pharmaceuticals Inc.	66,061	5,242
*	Ironwood Pharmaceuticals Inc. Class A	553,801	5,222

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Collegium Pharmaceutical Inc.	131,447	4,825
*	Omnicell Inc.	183,276	4,809
*	Harmony Biosciences Holdings Inc.	132,212	4,244
*	Arcus Biosciences Inc.	217,246	4,156
*	ANI Pharmaceuticals Inc.	60,766	4,112
*	Vir Biotechnology Inc.	347,028	3,901
*	Avanos Medical Inc.	188,642	3,503
*	Innoviva Inc.	227,310	3,473
*	AdaptHealth Corp. Class A	329,881	3,375
	Embecta Corp.	230,981	3,298
*	Cytek Biosciences Inc.	398,861	3,071
*	Pediatrix Medical Group Inc.	333,905	3,055
*	Artivion Inc.	157,191	3,034
*	REGENXBIO Inc.	163,139	2,845
*	Varex Imaging Corp.	163,373	2,810
	Simulations Plus Inc.	64,298	2,668
	HealthStream Inc.	96,452	2,631
*	Cross Country Healthcare Inc.	133,203	2,434
*	BioLife Solutions Inc.	140,218	2,370
	Mesa Laboratories Inc.	20,606	2,250
*	OraSure Technologies Inc.	296,200	2,131
*	Fulgent Genetics Inc.	81,240	1,833
*	Enhabit Inc.	201,541	1,814
*	ModivCare Inc.	49,754	1,395
*	Agiliti Inc.	140,111	1,383
*	Veradigm Inc.	197,473	1,183
	Phibro Animal Health Corp. Class A	82,557	1,068
*,2	OmniAb Inc. 12.5 Earnout	27,888	—
*,2	OmniAb Inc. 15 Earnout	27,888	—
			485,189
Industrials (18.4%)
	Applied Industrial Technologies Inc.	156,236	29,668
	Mueller Industries Inc.	457,602	23,512
	AAON Inc.	271,805	22,826
	Boise Cascade Co.	159,580	21,689
*	SPX Technologies Inc.	183,994	21,562
	Armstrong World Industries Inc.	178,078	21,478
	Federal Signal Corp.	245,588	20,116
*	Alaska Air Group Inc.	516,136	19,298
	Moog Inc. Class A	115,889	17,378
	Franklin Electric Co. Inc.	159,900	16,623
	Arcosa Inc.	196,541	16,313
	Matson Inc.	140,813	15,637
	Encore Wire Corp.	63,590	15,325
*	Dycom Industries Inc.	118,236	14,956
*	GMS Inc.	163,628	14,614
*	Verra Mobility Corp. Class A	670,391	14,494
	ArcBest Corp.	95,375	13,625
		Shares	Market Value• ($000)
	Korn Ferry	212,452	13,525
*	AeroVironment Inc.	105,969	13,436
	Hillenbrand Inc.	281,809	13,400
*	Resideo Technologies Inc.	588,494	13,141
	Enpro Inc.	84,272	13,131
	John Bean Technologies Corp.	128,335	13,023
	Rush Enterprises Inc. Class A	248,303	12,092
	Albany International Corp. Class A	125,739	11,803
	Griffon Corp.	165,071	11,786
*	MYR Group Inc.	67,356	10,943
	ABM Industries Inc.	264,149	10,912
*	Hub Group Inc. Class A	251,454	10,694
*	SkyWest Inc.	165,033	10,598
	ESCO Technologies Inc.	103,926	10,589
	Brady Corp. Class A	180,683	10,530
	UniFirst Corp.	60,886	10,273
*	RXO Inc.	471,604	10,149
	Vestis Corp.	526,923	9,885
*	PGT Innovations Inc.	229,955	9,605
*	Gibraltar Industries Inc.	122,681	9,502
	Granite Construction Inc.	177,087	9,125
	MillerKnoll Inc.	296,198	9,049
*	AAR Corp.	135,157	9,026
*	Masterbrand Inc.	510,955	8,845
*	JetBlue Airways Corp.	1,343,406	8,705
	Tennant Co.	75,295	8,523
	Alamo Group Inc.	41,639	8,423
	HNI Corp.	187,756	8,413
	Trinity Industries Inc.	330,001	8,375
	Standex International Corp.	47,967	8,298
	Kennametal Inc.	320,857	8,098
*	Hayward Holdings Inc.	508,212	7,516
	Enerpac Tool Group Corp. Class A	219,049	7,384
	AZZ Inc.	101,082	7,359
	Barnes Group Inc.	204,260	7,137
*	CoreCivic Inc.	457,921	6,974
	Powell Industries Inc.	36,814	6,819
*	OPENLANE Inc.	435,409	6,649
*	American Woodmark Corp.	66,191	6,635
	Greenbrier Cos. Inc.	125,364	6,488
*	Mercury Systems Inc.	210,263	6,281
	CSG Systems International Inc.	114,493	6,247
*	DNOW Inc.	428,644	6,065
*	GEO Group Inc.	491,915	6,036
	Lindsay Corp.	44,380	5,295
*	NV5 Global Inc.	51,264	5,214
	Kaman Corp.	113,753	5,211
	Apogee Enterprises Inc.	88,973	5,090
	Wabash National Corp.	185,768	5,068
	Quanex Building Products Corp.	132,970	4,598

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Allegiant Travel Co.	60,819	4,426
	Marten Transport Ltd.	232,704	4,386
*	Triumph Group Inc.	309,795	4,306
	Forward Air Corp.	103,439	3,841
*	Healthcare Services Group Inc.	297,702	3,799
*	Proto Labs Inc.	103,942	3,787
	Astec Industries Inc.	91,662	3,722
	Interface Inc. Class A	234,248	3,682
	Matthews International Corp. Class A	122,821	3,554
	Deluxe Corp.	176,129	3,419
*	Vicor Corp.	90,967	3,388
	Kelly Services Inc. Class A	128,821	3,160
*	Viad Corp.	84,331	3,140
	Insteel Industries Inc.	78,425	2,855
	Heidrick & Struggles International Inc.	81,129	2,758
*	Titan International Inc.	203,951	2,602
*	Enviri Corp.	321,445	2,527
	Pitney Bowes Inc.	618,432	2,492
	Heartland Express Inc.	184,770	2,361
*	Sun Country Airlines Holdings Inc.	157,111	2,357
*	3D Systems Corp.	537,856	2,227
*	DXP Enterprises Inc.	53,172	1,889
	Resources Connection Inc.	129,751	1,794
	National Presto Industries Inc.	21,130	1,634
*	Liquidity Services Inc.	90,329	1,620
*	TrueBlue Inc.	124,776	1,466
	TTEC Holdings Inc.	76,480	1,335
*,1	SunPower Corp.	346,036	1,076
*	Forrester Research Inc.	46,152	931
			841,611
Information Technology (11.9%)
*	Fabrinet	146,441	31,567
*	SPS Commerce Inc.	147,922	27,389
*	Insight Enterprises Inc.	111,613	20,983
	Badger Meter Inc.	118,291	18,772
*	DoubleVerify Holdings Inc.	561,848	17,355
*	DXC Technology Co.	780,542	17,063
*	Itron Inc.	183,370	16,995
*	SolarEdge Technologies Inc.	228,989	15,381
*	Alarm.com Holdings Inc.	201,497	15,251
	Advanced Energy Industries Inc.	150,271	15,207
*	Axcelis Technologies Inc.	131,995	14,872
*	Sanmina Corp.	230,668	14,578
*	ACI Worldwide Inc.	438,247	14,423
*	FormFactor Inc.	313,762	13,501
*	Diodes Inc.	185,163	12,587
	InterDigital Inc.	103,606	11,088
	Kulicke & Soffa Industries Inc.	227,628	10,840
		Shares	Market Value• ($000)
*	Plexus Corp.	110,771	10,457
*	Envestnet Inc.	200,483	10,331
	Progress Software Corp.	175,613	9,371
*	LiveRamp Holdings Inc.	264,077	9,237
*	Perficient Inc.	140,162	9,092
*	ePlus Inc.	108,559	8,944
*	Viavi Solutions Inc.	896,448	8,561
	Xerox Holdings Corp.	455,762	8,500
*	OSI Systems Inc.	62,998	8,264
*	Veeco Instruments Inc.	227,105	8,223
*	NCR Voyix Corp.	540,707	7,900
*	Ultra Clean Holdings Inc.	180,706	7,806
*	Rogers Corp.	67,538	7,569
*	Photronics Inc.	252,116	7,258
*	Extreme Networks Inc.	522,455	6,604
*	SiTime Corp.	69,696	6,447
*	Agilysys Inc.	81,821	6,366
*	NetScout Systems Inc.	286,185	6,196
*	Cohu Inc.	191,487	6,152
*	TTM Technologies Inc.	412,138	6,120
*	Knowles Corp.	363,811	5,945
*	Harmonic Inc.	452,222	5,938
*	Viasat Inc.	301,119	5,893
*	MaxLinear Inc. Class A	299,170	5,816
	CTS Corp.	125,597	5,597
*	Semtech Corp.	258,675	5,484
*	Ichor Holdings Ltd.	118,426	5,069
	Adeia Inc.	432,016	4,899
*	SMART Global Holdings Inc.	209,276	4,451
	Benchmark Electronics Inc.	143,835	4,417
*	ScanSource Inc.	100,643	4,351
*	Digi International Inc.	144,991	4,286
*	PDF Solutions Inc.	123,381	4,194
*	Arlo Technologies Inc.	381,443	3,971
*	N-able Inc.	280,239	3,775
	A10 Networks Inc.	280,961	3,740
	Methode Electronics Inc.	145,159	3,092
	PC Connection Inc.	45,540	3,023
*	Cerence Inc.	162,586	2,422
*	Corsair Gaming Inc.	174,335	2,258
*	CEVA Inc.	94,894	2,148
*	Alpha & Omega Semiconductor Ltd.	90,721	1,987
*	Xperi Inc.	174,529	1,913
	ADTRAN Holdings Inc.	284,884	1,621
*	Digital Turbine Inc.	366,200	1,161
*	Consensus Cloud Solutions Inc.	71,810	1,143
			545,844
Materials (5.8%)
*	ATI Inc.	514,226	25,290
	Balchem Corp.	129,955	20,428
	Sealed Air Corp.	582,175	20,300
	Alpha Metallurgical Resources Inc.	47,654	17,977

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	HB Fuller Co.	217,742	17,317
	Carpenter Technology Corp.	198,739	12,849
	Innospec Inc.	100,229	12,455
	Warrior Met Coal Inc.	209,675	11,945
	Sensient Technologies Corp.	170,298	11,390
	Quaker Chemical Corp.	55,819	11,192
	Materion Corp.	83,182	11,173
*	O-I Glass Inc.	625,011	10,575
	Minerals Technologies Inc.	131,177	9,492
	Sylvamo Corp.	142,370	8,601
	Stepan Co.	85,649	7,640
*	Ingevity Corp.	135,817	6,204
	Hawkins Inc.	76,252	5,357
	Koppers Holdings Inc.	83,935	4,752
	Kaiser Aluminum Corp.	64,548	4,681
*	Worthington Steel Inc.	122,795	3,888
	Mativ Holdings Inc.	218,484	3,795
	SunCoke Energy Inc.	337,609	3,616
*	Metallus Inc.	154,819	3,367
	Compass Minerals International Inc.	136,027	3,101
	Haynes International Inc.	51,321	3,050
	AdvanSix Inc.	108,650	3,040
	Myers Industries Inc.	148,385	2,853
	Olympic Steel Inc.	39,491	2,686
*	Clearwater Paper Corp.	66,773	2,624
*	Century Aluminum Co.	208,583	2,184
	Mercer International Inc.	177,003	1,625
			265,447
Real Estate (7.3%)
	Phillips Edison & Co. Inc.	482,078	17,220
	Essential Properties Realty Trust Inc.	628,886	15,024
	Macerich Co.	868,412	14,251
	Apple Hospitality REIT Inc.	857,697	13,800
[1]	SL Green Realty Corp.	259,648	12,588
	Tanger Inc.	424,654	12,234
	Innovative Industrial Properties Inc.	113,023	11,075
	CareTrust REIT Inc.	480,111	10,831
	Highwoods Properties Inc.	426,015	10,416
	LXP Industrial Trust	1,179,522	10,215
	SITE Centers Corp.	725,580	9,853
	Sunstone Hotel Investors Inc.	828,101	9,266
	Douglas Emmett Inc.	672,079	8,885
	Four Corners Property Trust Inc.	365,047	8,827
	Outfront Media Inc.	585,441	8,413
	Urban Edge Properties	474,181	8,066
	DiamondRock Hospitality Co.	844,968	7,943
	St. Joe Co.	143,524	7,732
	Pebblebrook Hotel Trust	485,721	7,694
		Shares	Market Value• ($000)
*	Cushman & Wakefield plc	677,836	6,772
	Retail Opportunity Investments Corp.	507,890	6,567
	Xenia Hotels & Resorts Inc.	427,481	6,558
	Acadia Realty Trust	384,296	6,299
	JBG SMITH Properties	351,027	5,820
	Global Net Lease Inc.	789,167	5,690
	Uniti Group Inc.	962,050	5,638
	LTC Properties Inc.	166,921	5,251
	Getty Realty Corp.	193,313	5,096
	Alexander & Baldwin Inc.	292,389	4,754
	Veris Residential Inc.	323,411	4,722
	Elme Communities	354,049	4,560
	Service Properties Trust	668,187	4,544
	Easterly Government Properties Inc. Class A	383,744	4,528
	American Assets Trust Inc.	195,824	4,224
	Kennedy-Wilson Holdings Inc.	477,561	4,193
[1]	eXp World Holdings Inc.	309,966	4,061
	Safehold Inc.	180,464	3,631
	Marcus & Millichap Inc.	95,927	3,520
	Centerspace	60,680	3,373
	Hudson Pacific Properties Inc.	511,282	3,241
	Brandywine Realty Trust	693,711	2,983
*	Anywhere Real Estate Inc.	445,362	2,792
	Summit Hotel Properties Inc.	433,663	2,784
	Community Healthcare Trust Inc.	102,215	2,774
	Armada Hoffler Properties Inc.	271,699	2,766
	NexPoint Residential Trust Inc.	92,110	2,690
	Whitestone REIT	189,893	2,339
	Chatham Lodging Trust	196,765	2,007
	Universal Health Realty Income Trust	51,214	1,986
	Saul Centers Inc.	52,070	1,884
			332,380
Utilities (1.8%)
	Otter Tail Corp.	168,125	15,209
	California Water Service Group	232,617	10,675
	American States Water Co.	149,058	10,644
	Avista Corp.	311,835	10,353
	Chesapeake Utilities Corp.	87,293	8,906
	Clearway Energy Inc. Class C	324,592	7,076
	SJW Group	117,130	6,449
	Northwest Natural Holding Co.	148,240	5,446
	Middlesex Water Co.	71,782	3,653

S&P Small-Cap 600 Index Fund
	Shares	Market Value• ($000)
Unitil Corp.	64,892	3,307
Clearway Energy Inc. Class A	147,560	2,990
		84,708
Total Common Stocks (Cost $4,122,584)		4,571,893
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4] Vanguard Market Liquidity Fund, 5.400% (Cost $27,843)	278,496	27,847
Total Investments (100.4%) (Cost $4,150,427)		4,599,740
Other Assets and Liabilities—Net (-0.4%)		(19,415)
Net Assets (100%)		4,580,325
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,259,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $27,245,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2024	57	5,863	50

S&P Small-Cap 600 Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AMN Healthcare Services Inc.	1/31/25	CITNA	3,404	(5.327)	—	(830)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,122,584)	4,571,893
Affiliated Issuers (Cost $27,843)	27,847
Total Investments in Securities	4,599,740
Investment in Vanguard	141
Cash Collateral Pledged—Futures Contracts	250
Cash Collateral Pledged—Over-the-Counter Swap Contracts	900
Receivables for Investment Securities Sold	4,649
Receivables for Accrued Income	5,171
Receivables for Capital Shares Issued	1,191
Variation Margin Receivable—Futures Contracts	28
Total Assets	4,612,070
Liabilities
Due to Custodian	2,898
Payables for Investment Securities Purchased	358
Collateral for Securities on Loan	27,245
Payables for Capital Shares Redeemed	255
Payables to Vanguard	159
Unrealized Depreciation—Over-the-Counter Swap Contracts	830
Total Liabilities	31,745
Net Assets	4,580,325
1 Includes $26,259,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	4,646,144
Total Distributable Earnings (Loss)	(65,819)
Net Assets	4,580,325

ETF Shares—Net Assets
Applicable to 25,900,073 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,546,746
Net Asset Value Per Share—ETF Shares	$98.33

Institutional Shares—Net Assets
Applicable to 5,141,280 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,033,579
Net Asset Value Per Share—Institutional Shares	$395.54
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	33,884
Interest[2]	270
Securities Lending—Net	403
Total Income	34,557
Expenses
The Vanguard Group—Note B
Investment Advisory Services	45
Management and Administrative—ETF Shares	982
Management and Administrative—Institutional Shares	683
Marketing and Distribution—ETF Shares	61
Marketing and Distribution—Institutional Shares	36
Custodian Fees	39
Shareholders’ Reports—ETF Shares	48
Shareholders’ Reports—Institutional Shares	16
Trustees’ Fees and Expenses	2
Other Expenses	9
Total Expenses	1,921
Net Investment Income	32,636
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(40,074)
Futures Contracts	(417)
Swap Contracts	(2,956)
Realized Net Gain (Loss)	(43,447)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	331,537
Futures Contracts	85
Swap Contracts	572
Change in Unrealized Appreciation (Depreciation)	332,194
Net Increase (Decrease) in Net Assets Resulting from Operations	321,383
1	Dividends are net of foreign withholding taxes of $37,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $257,000, less than $1,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $132,084,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,636	68,583
Realized Net Gain (Loss)	(43,447)	(63,884)
Change in Unrealized Appreciation (Depreciation)	332,194	198,590
Net Increase (Decrease) in Net Assets Resulting from Operations	321,383	203,289
Distributions
ETF Shares	(36,371)	(32,040)
Institutional Shares	(31,964)	(27,853)
Total Distributions	(68,335)	(59,893)
Capital Share Transactions
ETF Shares	144,569	164,113
Institutional Shares	(11,959)	(136,137)
Net Increase (Decrease) from Capital Share Transactions	132,610	27,976
Total Increase (Decrease)	385,658	171,372
Net Assets
Beginning of Period	4,194,667	4,023,295
End of Period	4,580,325	4,194,667
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023[1]	2022[1]	2021[1]	2020[1]	2019[1]
Net Asset Value, Beginning of Period	$92.94	$89.49	$103.20	$67.80	$69.05	$82.34
Investment Operations
Net Investment Income[2]	.696	1.495	1.273	1.143	.973	.971
Net Realized and Unrealized Gain (Loss) on Investments	6.153	3.266	(13.765)	35.170	(1.180)	(13.429)
Total from Investment Operations	6.849	4.761	(12.492)	36.313	(.207)	(12.458)
Distributions
Dividends from Net Investment Income	(1.459)	(1.311)	(1.218)	(.913)	(1.043)	(.832)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.459)	(1.311)	(1.218)	(.913)	(1.043)	(.832)
Net Asset Value, End of Period	$98.33	$92.94	$89.49	$103.20	$67.80	$69.05
Total Return	7.39%	5.44%	-12.26%	53.88%	-0.43%	-15.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,547	$2,265	$2,027	$1,806	$987	$991
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.67%	1.31%	1.25%	1.46%	1.36%
Portfolio Turnover Rate[4]	15%	19%	12%	18%	15%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$373.91	$360.00	$415.16	$272.71	$277.68	$331.26
Investment Operations
Net Investment Income[1]	2.876	6.087	5.226	4.566	3.951	3.941
Net Realized and Unrealized Gain (Loss) on Investments	24.693	13.135	(55.426)	141.589	(4.694)	(54.011)
Total from Investment Operations	27.569	19.222	(50.200)	146.155	(.743)	(50.070)
Distributions
Dividends from Net Investment Income	(5.939)	(5.312)	(4.960)	(3.705)	(4.227)	(3.510)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(5.939)	(5.312)	(4.960)	(3.705)	(4.227)	(3.510)
Net Asset Value, End of Period	$395.54	$373.91	$360.00	$415.16	$272.71	$277.68
Total Return	7.37%	5.46%	-12.21%	53.93%	-0.41%	-15.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,034	$1,929	$1,996	$1,852	$1,377	$1,186
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.68%	1.69%	1.34%	1.26%	1.47%	1.38%
Portfolio Turnover Rate[3]	15%	19%	12%	18%	15%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional

S&P Small-Cap 600 Index Fund
amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 29, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

S&P Small-Cap 600 Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.

S&P Small-Cap 600 Index Fund
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $141,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,571,893	—	—	4,571,893
Temporary Cash Investments	27,847	—	—	27,847
Total	4,599,740	—	—	4,599,740

Derivative Financial Instruments
Assets
Futures Contracts[1]	50	—	—	50
Liabilities
Swap Contracts	—	830	—	830
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,161,692
Gross Unrealized Appreciation	978,884
Gross Unrealized Depreciation	(541,616)
Net Unrealized Appreciation (Depreciation)	437,268
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $465,754,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 29, 2024, the fund purchased $641,317,000 of investment securities and sold $670,325,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $400,161,000 and $266,401,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $169,523,000 and sales were $63,581,000, resulting in net realized loss of $2,684,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

S&P Small-Cap 600 Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	418,132	4,500	944,464	10,550
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(273,563)	(2,975)	(780,351)	(8,825)
Net Increase (Decrease)—ETF Shares	144,569	1,525	164,113	1,725
Institutional Shares
Issued	175,146	476	264,724	739
Issued in Lieu of Cash Distributions	28,051	71	24,779	72
Redeemed	(215,156)	(566)	(425,640)	(1,196)
Net Increase (Decrease)—Institutional Shares	(11,959)	(19)	(136,137)	(385)
1	2023 shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Value Index Fund
Fund Allocation
As of February 29, 2024
Communication Services	1.9%
Consumer Discretionary	13.9
Consumer Staples	4.3
Energy	2.7
Financials	25.1
Health Care	9.9
Industrials	15.4
Information Technology	9.9
Materials	5.3
Real Estate	9.4
Utilities	2.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (1.9%)
*	Lumen Technologies Inc.	2,564,806	4,155
*	EchoStar Corp. Class A	306,567	4,019
	John Wiley & Sons Inc. Class A	108,029	3,603
	Scholastic Corp.	69,330	2,734
*	QuinStreet Inc.	132,359	1,936
	Telephone & Data Systems Inc.	125,828	1,925
*	Thryv Holdings Inc.	78,991	1,654
	Shutterstock Inc.	29,936	1,460
*	AMC Networks Inc. Class A	77,781	1,007
	ATN International Inc.	26,777	898
*	TechTarget Inc.	27,687	878
*	Consolidated Communications Holdings Inc.	190,127	819
*	Gogo Inc.	83,587	682
*	EW Scripps Co. Class A	150,290	606
	Marcus Corp.	29,511	433
			26,809
Consumer Discretionary (13.8%)
	Academy Sports & Outdoors Inc.	189,707	14,175
	Advance Auto Parts Inc.	151,323	10,220
	MDC Holdings Inc.	152,106	9,537
	Kohl's Corp.	281,593	7,848
	Newell Brands Inc.	969,351	7,270
	Foot Locker Inc.	208,428	7,176
*	Sonos Inc.	326,323	6,187
*	Victoria's Secret & Co.	196,600	5,615
*	Asbury Automotive Group Inc.	26,724	5,581
*	Topgolf Callaway Brands Corp.	361,501	5,148
*	Hanesbrands Inc.	889,837	4,805
*	ODP Corp.	84,648	4,781
*	National Vision Holdings Inc.	199,004	4,657
*	Vista Outdoor Inc.	147,764	4,610
		Shares	Market Value• ($000)
	Dana Inc.	326,854	4,086
	Phinia Inc.	118,687	4,061
	Cracker Barrel Old Country Store Inc.	56,366	3,727
*	Leslie's Inc.	467,643	3,694
	Strategic Education Inc.	32,941	3,649
*	Sally Beauty Holdings Inc.	273,924	3,460
*	G-III Apparel Group Ltd.	103,398	3,440
*	Tri Pointe Homes Inc.	96,215	3,404
	Caleres Inc.	84,801	3,274
	Papa John's International Inc.	44,134	3,173
	Bloomin' Brands Inc.	112,462	3,057
	Century Communities Inc.	35,217	3,039
*	Brinker International Inc.	65,055	3,015
	LCI Industries	23,793	2,997
	Monro Inc.	79,789	2,678
	Hibbett Inc.	31,633	2,592
*	Gentherm Inc.	44,919	2,554
	Winnebago Industries Inc.	33,376	2,394
*	LGI Homes Inc.	20,819	2,375
	Cheesecake Factory Inc.	64,392	2,278
*	Dorman Products Inc.	22,422	2,113
*	BJ's Restaurants Inc.	59,307	2,077
	Wolverine World Wide Inc.	203,023	2,065
*	American Axle & Manufacturing Holdings Inc.	296,961	2,055
	Sonic Automotive Inc. Class A	37,946	1,992
	Sturm Ruger & Co. Inc.	44,921	1,946
	La-Z-Boy Inc.	50,554	1,921
*	MarineMax Inc.	50,899	1,690
	Upbound Group Inc.	49,999	1,688
	Standard Motor Products Inc.	47,705	1,515
	Shoe Carnival Inc.	46,088	1,510
	Worthington Enterprises Inc.	24,124	1,499
	Perdoceo Education Corp.	73,792	1,314
*	Sabre Corp.	455,300	1,207
	Buckle Inc.	28,868	1,182

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Designer Brands Inc. Class A	111,935	1,182
	Haverty Furniture Cos. Inc.	34,052	1,168
	Ethan Allen Interiors Inc.	34,428	1,151
	Movado Group Inc.	39,984	1,148
	Dine Brands Global Inc.	22,630	1,098
*	Mister Car Wash Inc.	125,558	1,041
*	America's Car-Mart Inc.	14,834	999
	Golden Entertainment Inc.	21,363	792
*	Chuy's Holdings Inc.	19,045	644
*,1	iRobot Corp.	46,952	536
			196,090
Consumer Staples (4.3%)
	PriceSmart Inc.	63,714	5,361
*	Central Garden & Pet Co. Class A	136,037	5,127
	Edgewell Personal Care Co.	129,336	4,939
*	TreeHouse Foods Inc.	128,011	4,582
*	Chefs' Warehouse Inc.	89,651	3,408
*	Simply Good Foods Co.	85,272	3,025
	Universal Corp.	62,453	2,998
	Energizer Holdings Inc.	91,212	2,604
	WK Kellogg Co.	168,314	2,464
*	United Natural Foods Inc.	151,647	2,367
	B&G Foods Inc.	200,702	2,318
*	Hain Celestial Group Inc.	227,601	2,276
	Andersons Inc.	38,068	2,104
	Vector Group Ltd.	186,095	2,077
	Fresh Del Monte Produce Inc.	85,418	2,044
	SpartanNash Co.	87,761	1,849
	Nu Skin Enterprises Inc. Class A	125,318	1,566
	MGP Ingredients Inc.	16,767	1,428
*	National Beverage Corp.	26,816	1,412
*	USANA Health Sciences Inc.	28,317	1,367
	Calavo Growers Inc.	45,345	1,309
	Medifast Inc.	27,800	1,115
	John B Sanfilippo & Son Inc.	10,761	1,102
*	Central Garden & Pet Co.	24,291	1,066
	Tootsie Roll Industries Inc.	17,192	559
			60,467
Energy (2.7%)
	Helmerich & Payne Inc.	116,332	4,466
*	Talos Energy Inc.	333,044	4,393
	Patterson-UTI Energy Inc.	367,708	4,254
	Peabody Energy Corp.	154,062	3,816
	World Kinect Corp.	153,037	3,728
*	Green Plains Inc.	163,263	3,478
*	US Silica Holdings Inc.	195,601	2,249
*	Dril-Quip Inc.	86,573	1,957
*	Nabors Industries Ltd.	22,721	1,781
		Shares	Market Value• ($000)
*	Vital Energy Inc.	32,890	1,655
*	Bristow Group Inc. Class A	61,286	1,652
*	ProPetro Holding Corp.	216,685	1,603
	CVR Energy Inc.	33,486	1,111
	Core Laboratories Inc.	66,794	1,000
	Comstock Resources Inc.	114,924	983
*	Oil States International Inc.	83,181	448
			38,574
Financials (25.1%)
*	Mr Cooper Group Inc.	167,746	11,957
	Lincoln National Corp.	431,869	11,894
	Jackson Financial Inc. Class A	180,189	9,919
[1]	Blackstone Mortgage Trust Inc. Class A	438,685	8,936
	United Community Banks Inc.	302,755	7,875
	Ameris Bancorp	165,231	7,655
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	282,803	7,118
*	Genworth Financial Inc. Class A	1,148,708	7,065
	First Hawaiian Inc.	324,860	6,809
	Fulton Financial Corp.	418,173	6,440
[1]	Arbor Realty Trust Inc.	479,796	6,429
	Atlantic Union Bankshares Corp.	190,915	6,350
	Community Bank System Inc.	135,865	6,155
	Simmons First National Corp. Class A	318,639	6,118
	Independent Bank Corp.	111,613	5,823
	CVB Financial Corp.	336,815	5,733
	Pacific Premier Bancorp Inc.	243,998	5,578
	First Financial Bancorp	242,197	5,256
	Seacoast Banking Corp. of Florida	216,605	5,229
	Radian Group Inc.	175,449	5,113
	BankUnited Inc.	189,334	5,078
	Assured Guaranty Ltd.	55,328	5,068
	Banc of California Inc.	332,394	4,863
*	Enova International Inc.	75,992	4,806
	Bread Financial Holdings Inc.	125,457	4,802
*	StoneX Group Inc.	68,267	4,728
	WaFd Inc.	172,604	4,702
	Walker & Dunlop Inc.	48,509	4,627
	Renasant Corp.	142,874	4,516
	Stewart Information Services Corp.	69,614	4,384
	ServisFirst Bancshares Inc.	67,297	4,253
	Moelis & Co. Class A	78,018	4,216
	Trustmark Corp.	155,382	4,174
	NBT Bancorp Inc.	119,839	4,121

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Independent Bank Group Inc.	91,384	3,996
	Banner Corp.	87,400	3,832
	Cathay General Bancorp	97,965	3,826
	Horace Mann Educators Corp.	103,834	3,758
	Northwest Bancshares Inc.	323,296	3,705
*	NCR Atleos Corp.	170,156	3,703
	Piper Sandler Cos.	19,503	3,672
	Bank of Hawaii Corp.	60,669	3,657
	Hilltop Holdings Inc.	117,698	3,635
	WSFS Financial Corp.	84,953	3,601
	First Bancorp	104,496	3,565
	Ready Capital Corp.	402,846	3,557
	Navient Corp.	215,274	3,500
	Hope Bancorp Inc.	305,386	3,350
	Artisan Partners Asset Management Inc. Class A	76,581	3,298
	Mercury General Corp.	67,505	3,287
	National Bank Holdings Corp. Class A	95,986	3,248
	FB Financial Corp.	89,319	3,183
	PennyMac Mortgage Investment Trust	220,537	3,116
	Safety Insurance Group Inc.	37,586	3,088
*	American Equity Investment Life Holding Co.	53,933	2,995
	Employers Holdings Inc.	65,313	2,985
	Provident Financial Services Inc.	192,006	2,895
*	Encore Capital Group Inc.	59,784	2,870
	Stellar Bancorp Inc.	119,116	2,823
	Park National Corp.	21,492	2,762
	Veritex Holdings Inc.	138,030	2,710
	Franklin BSP Realty Trust Inc.	208,492	2,692
	PJT Partners Inc. Class A	24,475	2,580
*	PRA Group Inc.	100,181	2,561
*	Axos Financial Inc.	48,270	2,516
	Brookline Bancorp Inc.	225,512	2,203
	Lakeland Financial Corp.	34,401	2,191
*	NMI Holdings Inc. Class A	72,449	2,179
*	Payoneer Global Inc.	399,004	1,939
	Capitol Federal Financial Inc.	322,714	1,869
	First Commonwealth Financial Corp.	140,753	1,834
	Eagle Bancorp Inc.	76,394	1,820
	Dime Community Bancshares Inc.	88,617	1,661
	Heritage Financial Corp.	89,087	1,635
	ProAssurance Corp.	130,117	1,604
	Tompkins Financial Corp.	31,874	1,535
	City Holding Co.	15,142	1,521
		Shares	Market Value• ($000)
	Virtus Investment Partners Inc.	6,381	1,482
	AMERISAFE Inc.	27,915	1,473
	KKR Real Estate Finance Trust Inc.	148,649	1,449
	S&T Bancorp Inc.	45,876	1,431
	Apollo Commercial Real Estate Finance Inc.	126,178	1,414
*	EZCORP Inc. Class A	132,997	1,395
	TrustCo Bank Corp.	48,561	1,325
	Central Pacific Financial Corp.	69,028	1,288
	Southside Bancshares Inc.	44,677	1,280
*	Trupanion Inc.	47,419	1,268
	United Fire Group Inc.	54,179	1,262
	BancFirst Corp.	14,048	1,233
	Westamerica Bancorp	26,525	1,212
	Berkshire Hills Bancorp Inc.	55,818	1,200
	Hanmi Financial Corp.	77,583	1,172
	Northfield Bancorp Inc.	100,988	1,020
*	Green Dot Corp. Class A	115,143	945
[1]	B. Riley Financial Inc.	42,131	772
	ARMOUR Residential REIT Inc.	38,672	766
	Brightsphere Investment Group Inc.	33,057	749
			354,883
Health Care (9.9%)
	Organon & Co.	650,439	11,324
*	Cytokinetics Inc.	137,228	9,913
*	Fortrea Holdings Inc.	225,935	8,482
	Select Medical Holdings Corp.	267,558	7,286
	Premier Inc. Class A	304,516	6,352
	Patterson Cos. Inc.	216,565	5,867
*	ICU Medical Inc.	51,576	5,634
*	Owens & Minor Inc.	194,532	4,733
*	Merit Medical Systems Inc.	60,257	4,592
*	Prestige Consumer Healthcare Inc.	65,627	4,566
*	Alkermes plc	152,764	4,536
*	Pacira BioSciences Inc.	118,076	3,509
*	Ligand Pharmaceuticals Inc.	41,650	3,305
*	Omnicell Inc.	115,640	3,034
*	AMN Healthcare Services Inc.	44,188	2,487
*	Supernus Pharmaceuticals Inc.	83,174	2,470
*	Vir Biotechnology Inc.	219,779	2,470
*	Myriad Genetics Inc.	114,748	2,402
*	Tandem Diabetes Care Inc.	89,714	2,389
*	Avanos Medical Inc.	118,729	2,205
*	Addus HomeCare Corp.	23,861	2,202
*	AdaptHealth Corp. Class A	208,906	2,137

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Embecta Corp.	145,450	2,077
*	Cytek Biosciences Inc.	252,591	1,945
*	Certara Inc.	114,840	1,939
*	Pediatrix Medical Group Inc.	211,448	1,935
*	Corcept Therapeutics Inc.	80,626	1,895
	US Physical Therapy Inc.	17,213	1,829
	National HealthCare Corp.	18,100	1,786
*	Varex Imaging Corp.	102,757	1,767
*	Xencor Inc.	74,595	1,712
*	Schrodinger Inc.	61,438	1,564
*	Arcus Biosciences Inc.	81,175	1,553
*	Cross Country Healthcare Inc.	84,350	1,541
*	Harmony Biosciences Holdings Inc.	47,732	1,532
*	STAAR Surgical Co.	48,601	1,518
	Mesa Laboratories Inc.	13,075	1,428
*	Ironwood Pharmaceuticals Inc. Class A	150,825	1,422
*	Fulgent Genetics Inc.	51,430	1,160
*	Enhabit Inc.	127,967	1,152
*	Innoviva Inc.	71,982	1,100
*	REGENXBIO Inc.	58,895	1,027
*	Artivion Inc.	45,754	883
*	ModivCare Inc.	31,504	883
*	Agiliti Inc.	89,500	883
	HealthStream Inc.	28,638	781
*	Veradigm Inc.	124,453	746
	Simulations Plus Inc.	16,695	693
	Phibro Animal Health Corp. Class A	51,920	671
*	BioLife Solutions Inc.	35,516	600
			139,917
Industrials (15.3%)
*	Alaska Air Group Inc.	326,135	12,194
*	Dycom Industries Inc.	74,692	9,448
	Hillenbrand Inc.	178,010	8,464
*	Resideo Technologies Inc.	371,726	8,301
	ABM Industries Inc.	166,837	6,892
*	Hub Group Inc. Class A	158,856	6,756
	MillerKnoll Inc.	187,024	5,714
*	Masterbrand Inc.	322,608	5,584
*	JetBlue Airways Corp.	847,903	5,494
	Kennametal Inc.	202,630	5,114
*	Hayward Holdings Inc.	320,720	4,743
	Enpro Inc.	29,266	4,560
	Barnes Group Inc.	128,907	4,504
*	CoreCivic Inc.	288,979	4,401
	Arcosa Inc.	50,863	4,222
*	OPENLANE Inc.	274,746	4,195
	Rush Enterprises Inc. Class A	85,422	4,160
	Greenbrier Cos. Inc.	79,077	4,092
*	Mercury Systems Inc.	132,703	3,964
		Shares	Market Value• ($000)
	Albany International Corp. Class A	41,244	3,872
	UniFirst Corp.	22,673	3,825
*	DNOW Inc.	269,970	3,820
*	GEO Group Inc.	310,244	3,807
	Korn Ferry	56,259	3,581
*	RXO Inc.	160,655	3,457
*	NV5 Global Inc.	32,336	3,289
	Kaman Corp.	71,728	3,286
	John Bean Technologies Corp.	32,375	3,285
	Wabash National Corp.	117,068	3,194
*	SkyWest Inc.	47,789	3,069
	Vestis Corp.	156,160	2,930
	Granite Construction Inc.	54,650	2,816
	Allegiant Travel Co.	38,336	2,790
*	Triumph Group Inc.	195,295	2,715
	Trinity Industries Inc.	103,925	2,638
	Forward Air Corp.	65,236	2,422
*	Healthcare Services Group Inc.	188,513	2,405
	Griffon Corp.	33,451	2,388
	Astec Industries Inc.	57,629	2,340
	Brady Corp. Class A	40,051	2,334
	Interface Inc. Class A	148,330	2,332
	Deluxe Corp.	110,819	2,151
	HNI Corp.	47,562	2,131
	CSG Systems International Inc.	36,971	2,017
	Kelly Services Inc. Class A	81,565	2,001
*	American Woodmark Corp.	18,441	1,849
	Apogee Enterprises Inc.	30,984	1,773
	Heidrick & Struggles International Inc.	51,363	1,746
	Lindsay Corp.	14,333	1,710
*	Titan International Inc.	129,151	1,648
*	Enviri Corp.	203,793	1,602
*	AAR Corp.	23,972	1,601
	Pitney Bowes Inc.	391,609	1,578
	Enerpac Tool Group Corp. Class A	45,783	1,543
	Marten Transport Ltd.	78,119	1,473
*	3D Systems Corp.	340,628	1,410
*	DXP Enterprises Inc.	33,865	1,203
	Resources Connection Inc.	81,730	1,130
*	Vicor Corp.	27,075	1,008
*	TrueBlue Inc.	79,490	934
	Quanex Building Products Corp.	26,086	902
	TTEC Holdings Inc.	48,431	845
*	Proto Labs Inc.	23,024	839
*	Sun Country Airlines Holdings Inc.	54,686	820
	Matthews International Corp. Class A	28,009	811
*,1	SunPower Corp.	219,164	682

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Heartland Express Inc.	52,485	671
	Insteel Industries Inc.	18,373	669
*	Forrester Research Inc.	29,473	595
	National Presto Industries Inc.	7,488	579
			217,318
Information Technology (9.8%)
*	DXC Technology Co.	492,876	10,774
*	Sanmina Corp.	145,689	9,208
*	SolarEdge Technologies Inc.	88,174	5,923
*	Itron Inc.	59,046	5,472
*	Viavi Solutions Inc.	566,061	5,406
	Xerox Holdings Corp.	287,758	5,367
*	NCR Voyix Corp.	338,238	4,942
*	Ultra Clean Holdings Inc.	114,055	4,927
*	Insight Enterprises Inc.	24,673	4,638
*	NetScout Systems Inc.	180,586	3,910
*	TTM Technologies Inc.	260,041	3,862
*	Envestnet Inc.	73,362	3,780
*	Viasat Inc.	190,033	3,719
*	Plexus Corp.	39,146	3,695
	Advanced Energy Industries Inc.	36,026	3,646
*	ACI Worldwide Inc.	102,225	3,364
*	Ichor Holdings Ltd.	74,606	3,193
*	Diodes Inc.	45,536	3,096
	Benchmark Electronics Inc.	91,084	2,797
*	ScanSource Inc.	63,368	2,739
*	Digi International Inc.	91,225	2,697
	Kulicke & Soffa Industries Inc.	53,070	2,527
*	Cohu Inc.	71,138	2,286
*	Perficient Inc.	34,425	2,233
*	Knowles Corp.	135,102	2,208
*	ePlus Inc.	26,635	2,194
	Methode Electronics Inc.	91,919	1,958
	PC Connection Inc.	28,834	1,914
*	Semtech Corp.	90,098	1,910
	Adeia Inc.	164,143	1,861
*	Harmonic Inc.	131,745	1,730
*	SiTime Corp.	18,535	1,714
*	Extreme Networks Inc.	132,350	1,673
*	SMART Global Holdings Inc.	78,196	1,663
*	Rogers Corp.	14,123	1,583
	CTS Corp.	34,990	1,559
*	Cerence Inc.	102,963	1,534
*	Corsair Gaming Inc.	110,394	1,430
*	MaxLinear Inc. Class A	71,998	1,400
*	Photronics Inc.	47,902	1,379
*	Alpha & Omega Semiconductor Ltd.	57,455	1,258
	A10 Networks Inc.	94,300	1,255
	ADTRAN Holdings Inc.	180,812	1,029
*	N-able Inc.	63,774	859
		Shares	Market Value• ($000)
*	CEVA Inc.	34,225	775
*	Digital Turbine Inc.	232,762	738
*	Consensus Cloud Solutions Inc.	45,465	724
*	Xperi Inc.	55,489	608
			139,157
Materials (5.3%)
	Sealed Air Corp.	220,602	7,692
*	O-I Glass Inc.	394,711	6,679
	Balchem Corp.	36,108	5,676
	HB Fuller Co.	70,145	5,579
	Sylvamo Corp.	89,871	5,429
	Stepan Co.	54,086	4,825
	Sensient Technologies Corp.	61,246	4,096
*	Ingevity Corp.	85,667	3,913
	Quaker Chemical Corp.	16,895	3,387
	Minerals Technologies Inc.	41,316	2,990
	Kaiser Aluminum Corp.	40,648	2,948
	Innospec Inc.	23,372	2,904
	Mativ Holdings Inc.	138,362	2,403
	SunCoke Energy Inc.	212,458	2,275
	Compass Minerals International Inc.	86,143	1,964
	AdvanSix Inc.	68,805	1,925
*	Clearwater Paper Corp.	42,279	1,661
	Koppers Holdings Inc.	24,980	1,414
*	Century Aluminum Co.	132,106	1,383
	Mercer International Inc.	112,088	1,029
	Myers Industries Inc.	47,922	922
*	Metallus Inc.	42,153	917
	Olympic Steel Inc.	12,751	867
	Haynes International Inc.	14,302	850
*	Worthington Steel Inc.	24,114	764
			74,492
Real Estate (9.4%)
	Macerich Co.	548,150	8,995
	SL Green Realty Corp.	163,869	7,944
	Highwoods Properties Inc.	268,869	6,574
	LXP Industrial Trust	745,123	6,453
	Douglas Emmett Inc.	424,163	5,607
	Phillips Edison & Co. Inc.	149,209	5,330
	Pebblebrook Hotel Trust	306,521	4,855
	Essential Properties Realty Trust Inc.	190,633	4,554
*	Cushman & Wakefield plc	427,423	4,270
	Retail Opportunity Investments Corp.	320,657	4,146
	Acadia Realty Trust	242,550	3,975
	JBG SMITH Properties	221,468	3,672
	Global Net Lease Inc.	498,036	3,591
	SITE Centers Corp.	242,544	3,294
	Innovative Industrial Properties Inc.	32,058	3,141

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Four Corners Property Trust Inc.	128,902	3,117
	Outfront Media Inc.	214,006	3,075
	Alexander & Baldwin Inc.	184,390	2,998
	Elme Communities	223,260	2,876
	Service Properties Trust	421,427	2,866
	Easterly Government Properties Inc. Class A	241,957	2,855
	American Assets Trust Inc.	123,406	2,662
	Kennedy-Wilson Holdings Inc.	301,187	2,644
	CareTrust REIT Inc.	112,511	2,538
	Safehold Inc.	113,593	2,285
	Centerspace	38,186	2,123
	Urban Edge Properties	123,140	2,095
	Hudson Pacific Properties Inc.	322,173	2,043
	LTC Properties Inc.	60,266	1,896
	Brandywine Realty Trust	439,325	1,889
	Getty Realty Corp.	69,786	1,840
	Veris Residential Inc.	122,884	1,794
*	Anywhere Real Estate Inc.	282,043	1,768
	Uniti Group Inc.	292,453	1,714
	NexPoint Residential Trust Inc.	58,334	1,704
	Xenia Hotels & Resorts Inc.	110,999	1,703
	Marcus & Millichap Inc.	35,845	1,315
	Chatham Lodging Trust	124,744	1,272
	Community Healthcare Trust Inc.	38,837	1,054
	Armada Hoffler Properties Inc.	98,096	999
	Summit Hotel Properties Inc.	134,520	864
	Whitestone REIT	61,176	754
	Universal Health Realty Income Trust	16,846	653
	Saul Centers Inc.	16,787	608
			132,405
Utilities (2.2%)
	Avista Corp.	197,088	6,543
	Shares	Market Value• ($000)
Clearway Energy Inc. Class C	246,531	5,375
California Water Service Group	88,082	4,042
Northwest Natural Holding Co.	93,521	3,436
American States Water Co.	44,198	3,156
Chesapeake Utilities Corp.	30,264	3,088
SJW Group	42,064	2,316
Middlesex Water Co.	24,545	1,249
Unitil Corp.	22,607	1,152
Clearway Energy Inc. Class A	48,282	978
		31,335
Total Common Stocks (Cost $1,428,566)		1,411,447
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[2,3] Vanguard Market Liquidity Fund, 5.400% (Cost $12,733)	127,349	12,734
Total Investments (100.6%) (Cost $1,441,299)		1,424,181
Other Assets and Liabilities—Net (-0.6%)		(8,579)
Net Assets (100%)		1,415,602
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,556,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $11,966,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2024	40	4,115	59

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,428,566)	1,411,447
Affiliated Issuers (Cost $12,733)	12,734
Total Investments in Securities	1,424,181
Investment in Vanguard	44
Cash Collateral Pledged—Futures Contracts	230
Receivables for Investment Securities Sold	1,715
Receivables for Accrued Income	2,202
Receivables for Capital Shares Issued	84
Variation Margin Receivable—Futures Contracts	25
Total Assets	1,428,481
Liabilities
Due to Custodian	619
Payables for Investment Securities Purchased	215
Collateral for Securities on Loan	11,966
Payables to Vanguard	79
Total Liabilities	12,879
Net Assets	1,415,602
1 Includes $11,556,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	1,667,883
Total Distributable Earnings (Loss)	(252,281)
Net Assets	1,415,602

ETF Shares—Net Assets
Applicable to 15,827,093 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,357,155
Net Asset Value Per Share—ETF Shares	$85.75

Institutional Shares—Net Assets
Applicable to 162,820 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	58,447
Net Asset Value Per Share—Institutional Shares	$358.97
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends	12,359
Interest[1]	31
Securities Lending—Net	216
Total Income	12,606
Expenses
The Vanguard Group—Note B
Investment Advisory Services	15
Management and Administrative—ETF Shares	836
Management and Administrative—Institutional Shares	19
Marketing and Distribution—ETF Shares	34
Marketing and Distribution—Institutional Shares	1
Custodian Fees	22
Shareholders’ Reports—ETF Shares	34
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Other Expenses	9
Total Expenses	970
Net Investment Income	11,636
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	56,008
Futures Contracts	127
Realized Net Gain (Loss)	56,135
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	6,551
Futures Contracts	56
Change in Unrealized Appreciation (Depreciation)	6,607
Net Increase (Decrease) in Net Assets Resulting from Operations	74,378
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $27,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $137,538,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,636	24,782
Realized Net Gain (Loss)	56,135	(58,051)
Change in Unrealized Appreciation (Depreciation)	6,607	79,814
Net Increase (Decrease) in Net Assets Resulting from Operations	74,378	46,545
Distributions
ETF Shares	(17,209)	(23,212)
Institutional Shares	(798)	(1,044)
Total Distributions	(18,007)	(24,256)
Capital Share Transactions
ETF Shares	25,039	7,972
Institutional Shares	3,230	(1,724)
Net Increase (Decrease) from Capital Share Transactions	28,269	6,248
Total Increase (Decrease)	84,640	28,537
Net Assets
Beginning of Period	1,330,962	1,302,425
End of Period	1,415,602	1,330,962
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023[1]	2022[1]	2021[1]	2020[1]	2019[1]
Net Asset Value, Beginning of Period	$82.73	$80.11	$88.82	$56.26	$61.62	$74.53
Investment Operations
Net Investment Income[2]	.707	1.529	1.372	1.296	1.091	1.071
Net Realized and Unrealized Gain (Loss) on Investments	3.422	2.600	(8.648)	32.307	(5.393)	(12.906)
Total from Investment Operations	4.129	4.129	(7.276)	33.603	(4.302)	(11.835)
Distributions
Dividends from Net Investment Income	(1.109)	(1.509)	(1.434)	(1.043)	(1.058)	(1.075)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.109)	(1.509)	(1.434)	(1.043)	(1.058)	(1.075)
Net Asset Value, End of Period	$85.75	$82.73	$80.11	$88.82	$56.26	$61.62
Total Return	5.05%	5.29%	-8.28%	60.19%	-7.08%	-15.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,357	$1,278	$1,250	$1,328	$501	$373
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.02%	1.89%	1.59%	1.61%	1.90%	1.66%
Portfolio Turnover Rate[3]	42%	45%	36%	30%	46%	39%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$346.33	$335.40	$371.84	$235.47	$257.69	$311.75
Investment Operations
Net Investment Income[1]	3.112	6.654	5.824	5.457	4.805	4.609
Net Realized and Unrealized Gain (Loss) on Investments	14.282	10.833	(36.009)	135.457	(22.489)	(53.914)
Total from Investment Operations	17.394	17.487	(30.185)	140.914	(17.684)	(49.305)
Distributions
Dividends from Net Investment Income	(4.754)	(6.557)	(6.255)	(4.544)	(4.536)	(4.755)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(4.754)	(6.557)	(6.255)	(4.544)	(4.536)	(4.755)
Net Asset Value, End of Period	$358.97	$346.33	$335.40	$371.84	$235.47	$257.69
Total Return	5.07%	5.39%	-8.20%	60.32%	-6.94%	-15.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$58	$53	$53	$68	$42	$35
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.12%	1.96%	1.61%	1.67%	2.00%	1.73%
Portfolio Turnover Rate[2]	42%	45%	36%	30%	46%	39%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,

S&P Small-Cap 600 Value Index Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

S&P Small-Cap 600 Value Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $44,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 29, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

S&P Small-Cap 600 Value Index Fund
D.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,442,434
Gross Unrealized Appreciation	138,428
Gross Unrealized Depreciation	(156,622)
Net Unrealized Appreciation (Depreciation)	(18,194)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $288,911,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 29, 2024, the fund purchased $584,780,000 of investment securities and sold $554,390,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $445,500,000 and $452,304,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $254,285,000 and sales were $159,765,000, resulting in net realized gain of $399,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	481,086	5,702	518,976	6,325
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(456,047)	(5,325)	(511,004)	(6,475)
Net Increase (Decrease)—ETF Shares	25,039	377	7,972	(150)
Institutional Shares
Issued	8,340	26	7,943	23
Issued in Lieu of Cash Distributions	688	2	889	3
Redeemed	(5,798)	(17)	(10,556)	(31)
Net Increase (Decrease)—Institutional Shares	3,230	11	(1,724)	(5)
1	2023 shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.

S&P Small-Cap 600 Value Index Fund
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At February 29, 2024, one shareholder was the record or beneficial owner of 31% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Growth Index Fund
Fund Allocation
As of February 29, 2024
Communication Services	3.5%
Consumer Discretionary	16.7
Consumer Staples	3.0
Energy	6.3
Financials	10.8
Health Care	11.4
Industrials	21.3
Information Technology	13.9
Materials	6.3
Real Estate	5.3
Utilities	1.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (3.5%)
	Cogent Communications Holdings Inc.	60,489	4,894
*	Madison Square Garden Sports Corp.	23,332	4,391
*	TripAdvisor Inc.	151,090	4,052
*	Yelp Inc. Class A	95,728	3,680
*	Cargurus Inc. Class A	119,762	2,652
*	Cinemark Holdings Inc.	148,220	2,581
*	Cars.com Inc.	85,982	1,577
	Shenandoah Telecommunications Co.	70,247	1,311
	Telephone & Data Systems Inc.	68,967	1,055
	Shutterstock Inc.	17,010	829
*	TechTarget Inc.	20,970	665
*	Gogo Inc.	40,615	331
	Marcus Corp.	18,077	265
			28,283
Consumer Discretionary (16.7%)
*	Abercrombie & Fitch Co. Class A	70,351	8,988
	Meritage Homes Corp.	51,343	8,095
	Installed Building Products Inc.	32,963	7,876
	Signet Jewelers Ltd.	62,723	6,383
	American Eagle Outfitters Inc.	259,366	6,160
*	Shake Shack Inc. Class A	52,391	5,570
	Group 1 Automotive Inc.	19,307	5,225
*	M/I Homes Inc.	38,909	4,941
	Steven Madden Ltd.	98,000	4,196
	Kontoor Brands Inc.	69,859	4,129
*	Cavco Industries Inc.	10,820	4,031
*	Boot Barn Holdings Inc.	42,279	3,911
*	Frontdoor Inc.	111,261	3,489
	Patrick Industries Inc.	29,055	3,485
*	Stride Inc.	55,547	3,319
*	Urban Outfitters Inc.	79,089	3,286
*	Dave & Buster's Entertainment Inc.	48,031	2,965
		Shares	Market Value• ($000)
*	Asbury Automotive Group Inc.	14,074	2,939
*	Tri Pointe Homes Inc.	82,700	2,926
	LCI Industries	22,290	2,808
*	Adtalem Global Education Inc.	55,669	2,756
*	Dorman Products Inc.	27,343	2,576
*	Six Flags Entertainment Corp.	100,388	2,544
	Oxford Industries Inc.	20,492	2,078
*	Green Brick Partners Inc.	35,472	2,075
	Jack in the Box Inc.	28,084	2,050
*	LGI Homes Inc.	17,184	1,961
	Worthington Enterprises Inc.	29,388	1,826
	Century Communities Inc.	20,129	1,737
	Winnebago Industries Inc.	23,415	1,680
	Bloomin' Brands Inc.	59,442	1,616
*	XPEL Inc.	29,697	1,561
	Papa John's International Inc.	21,483	1,544
	Strategic Education Inc.	12,587	1,394
	Monarch Casino & Resort Inc.	18,621	1,310
	La-Z-Boy Inc.	32,526	1,236
*	Brinker International Inc.	25,896	1,200
*	Gentherm Inc.	21,096	1,199
	Upbound Group Inc.	34,767	1,174
	Cheesecake Factory Inc.	29,997	1,061
	Buckle Inc.	25,757	1,054
	Guess? Inc.	38,207	970
	Perdoceo Education Corp.	51,316	914
*	Sabre Corp.	281,347	746
	Golden Entertainment Inc.	18,257	677
*	Mister Car Wash Inc.	58,469	485
*	Chuy's Holdings Inc.	13,793	467
	Dine Brands Global Inc.	9,345	453
	Ethan Allen Interiors Inc.	13,174	440
*	iRobot Corp.	13,282	152
			135,658
Consumer Staples (3.0%)
	WD-40 Co.	18,944	5,084
	Inter Parfums Inc.	24,998	3,668

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
	Cal-Maine Foods Inc.	56,803	3,266
	J & J Snack Foods Corp.	21,556	3,127
*	Simply Good Foods Co.	79,808	2,832
	Andersons Inc.	23,432	1,295
	Energizer Holdings Inc.	42,750	1,220
	MGP Ingredients Inc.	12,679	1,080
*	National Beverage Corp.	17,924	944
	Vector Group Ltd.	83,255	929
	John B Sanfilippo & Son Inc.	6,653	681
	Tootsie Roll Industries Inc.	14,762	480
			24,606
Energy (6.3%)
	SM Energy Co.	162,537	7,114
	California Resources Corp.	90,138	4,703
	Liberty Energy Inc. Class A	214,380	4,583
	Northern Oil & Gas Inc.	127,792	4,566
	Archrock Inc.	191,913	3,506
	CONSOL Energy Inc.	38,995	3,347
	Helmerich & Payne Inc.	75,036	2,881
	Patterson-UTI Energy Inc.	246,964	2,857
*	Par Pacific Holdings Inc.	77,754	2,808
*	Oceaneering International Inc.	140,729	2,781
*	Callon Petroleum Co.	77,710	2,421
*	Helix Energy Solutions Group Inc.	197,990	1,782
	Dorian LPG Ltd.	47,597	1,721
	Peabody Energy Corp.	69,219	1,715
*	REX American Resources Corp.	21,250	935
	RPC Inc.	118,829	878
*	Vital Energy Inc.	16,635	837
	CVR Energy Inc.	22,344	741
	Comstock Resources Inc.	65,700	562
	Core Laboratories Inc.	28,664	429
*	Oil States International Inc.	43,416	234
			51,401
Financials (10.8%)
	Assured Guaranty Ltd.	45,553	4,173
	First Bancorp	241,096	4,094
	Radian Group Inc.	117,700	3,430
*	Bancorp Inc.	74,968	3,347
	EVERTEC Inc.	91,904	3,320
*	American Equity Investment Life Holding Co.	57,589	3,198
	Moelis & Co. Class A	50,241	2,715
*	Palomar Holdings Inc.	34,531	2,629
*	Goosehead Insurance Inc. Class A	34,203	2,587
	OFG Bancorp	65,711	2,380
*	Axos Financial Inc.	45,274	2,360
	Artisan Partners Asset Management Inc. Class A	53,608	2,309
*	Triumph Financial Inc.	30,256	2,269
		Shares	Market Value• ($000)
*	Donnelley Financial Solutions Inc.	34,602	2,234
*	NMI Holdings Inc. Class A	73,655	2,216
*	Customers Bancorp Inc.	39,531	2,147
	ServisFirst Bancshares Inc.	31,497	1,990
	Piper Sandler Cos.	10,302	1,940
*	PROG Holdings Inc.	62,482	1,929
	Walker & Dunlop Inc.	20,084	1,916
	PJT Partners Inc. Class A	17,766	1,873
	Cathay General Bancorp	47,678	1,862
	Pathward Financial Inc.	36,598	1,861
	Two Harbors Investment Corp.	134,401	1,703
	WSFS Financial Corp.	38,190	1,619
*	SiriusPoint Ltd.	126,487	1,552
	Virtus Investment Partners Inc.	5,963	1,385
	Bank of Hawaii Corp.	22,228	1,340
	Apollo Commercial Real Estate Finance Inc.	112,727	1,264
	Preferred Bank	17,441	1,253
	City Holding Co.	12,417	1,248
	WisdomTree Inc.	154,390	1,244
	Ellington Financial Inc.	109,642	1,242
	BancFirst Corp.	12,552	1,101
	Lakeland Financial Corp.	16,700	1,064
	Park National Corp.	8,220	1,056
	Westamerica Bancorp	22,706	1,038
*	Ambac Financial Group Inc.	63,064	1,032
	Redwood Trust Inc.	165,969	1,017
[1]	ARMOUR Residential REIT Inc.	47,225	935
	New York Mortgage Trust Inc.	126,407	911
	S&T Bancorp Inc.	28,295	883
	First Commonwealth Financial Corp.	65,588	855
	HCI Group Inc.	8,411	821
*	Payoneer Global Inc.	144,978	705
*	Trupanion Inc.	23,935	640
	Berkshire Hills Bancorp Inc.	29,335	630
	Brightsphere Investment Group Inc.	27,066	613
	AMERISAFE Inc.	11,531	608
*	World Acceptance Corp.	4,769	571
	Southside Bancshares Inc.	15,640	448
			87,557
Health Care (11.4%)
	Ensign Group Inc.	78,860	9,851
*	Glaukos Corp.	68,029	6,027
*	Integer Holdings Corp.	46,549	5,134
*	Cytokinetics Inc.	61,661	4,454
*	Alkermes plc	149,250	4,431
*	Merit Medical Systems Inc.	47,601	3,627
	CONMED Corp.	42,984	3,452
*	Privia Health Group Inc.	143,494	3,203

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	RadNet Inc.	84,423	3,196
*	CorVel Corp.	12,669	3,091
*	Vericel Corp.	66,773	3,050
*	NeoGenomics Inc.	178,120	2,779
*	Astrana Health Inc.	58,047	2,614
*	Catalyst Pharmaceuticals Inc.	154,771	2,481
*	Amphastar Pharmaceuticals Inc.	52,220	2,432
*	Prestige Consumer Healthcare Inc.	33,294	2,317
*	Dynavax Technologies Corp.	180,493	2,287
*	UFP Technologies Inc.	9,789	2,039
	LeMaitre Vascular Inc.	27,711	1,940
*	Corcept Therapeutics Inc.	81,977	1,926
*	Collegium Pharmaceutical Inc.	45,562	1,673
*	AMN Healthcare Services Inc.	28,535	1,606
*	Certara Inc.	86,720	1,464
*	ANI Pharmaceuticals Inc.	21,107	1,428
*	STAAR Surgical Co.	41,579	1,299
*	Myriad Genetics Inc.	60,768	1,272
	US Physical Therapy Inc.	11,527	1,225
*	Tandem Diabetes Care Inc.	41,851	1,114
*	Schrodinger Inc.	42,830	1,090
*	Ironwood Pharmaceuticals Inc. Class A	109,407	1,032
*	Xencor Inc.	44,241	1,015
*	Supernus Pharmaceuticals Inc.	30,534	907
*	Addus HomeCare Corp.	9,528	879
	National HealthCare Corp.	8,865	875
*	OraSure Technologies Inc.	102,663	739
*	Harmony Biosciences Holdings Inc.	19,665	631
*	Innoviva Inc.	39,550	604
*	Arcus Biosciences Inc.	30,789	589
*	Artivion Inc.	29,457	569
	Simulations Plus Inc.	13,121	545
*	BioLife Solutions Inc.	29,224	494
	HealthStream Inc.	17,718	483
*	REGENXBIO Inc.	24,181	422
*,2	OmniAb Inc. 12.5 Earnout	7,390	—
*,2	OmniAb Inc. 15 Earnout	7,390	—
			92,286
Industrials (21.2%)
	Applied Industrial Technologies Inc.	54,169	10,286
	Mueller Industries Inc.	158,616	8,150
	AAON Inc.	94,233	7,914
	Boise Cascade Co.	55,321	7,519
*	SPX Technologies Inc.	63,794	7,476
	Armstrong World Industries Inc.	61,724	7,445
		Shares	Market Value• ($000)
	Federal Signal Corp.	85,126	6,973
	Moog Inc. Class A	40,175	6,024
	Franklin Electric Co. Inc.	55,418	5,761
	Matson Inc.	48,791	5,418
	Encore Wire Corp.	22,032	5,310
*	GMS Inc.	56,730	5,067
*	Verra Mobility Corp. Class A	232,398	5,024
	ArcBest Corp.	33,069	4,724
*	AeroVironment Inc.	36,738	4,658
*	MYR Group Inc.	23,356	3,794
	ESCO Technologies Inc.	36,019	3,670
	Arcosa Inc.	40,197	3,336
*	PGT Innovations Inc.	79,704	3,329
*	Gibraltar Industries Inc.	42,548	3,295
	Tennant Co.	26,082	2,952
	Alamo Group Inc.	14,430	2,919
	Standex International Corp.	16,627	2,876
	Griffon Corp.	38,909	2,778
	Korn Ferry	42,726	2,720
	John Bean Technologies Corp.	26,702	2,710
	AZZ Inc.	35,021	2,550
	Brady Corp. Class A	40,698	2,372
	Powell Industries Inc.	12,726	2,357
*	AAR Corp.	33,745	2,253
	Enpro Inc.	13,134	2,047
*	SkyWest Inc.	30,882	1,983
	Albany International Corp. Class A	20,908	1,963
	Rush Enterprises Inc. Class A	37,804	1,841
	Vestis Corp.	96,825	1,816
	HNI Corp.	39,055	1,750
	Enerpac Tool Group Corp. Class A	50,831	1,714
*	RXO Inc.	75,228	1,619
	Granite Construction Inc.	31,296	1,613
	UniFirst Corp.	8,643	1,458
	Trinity Industries Inc.	57,200	1,452
*	American Woodmark Corp.	12,889	1,292
	Quanex Building Products Corp.	31,739	1,098
*	Viad Corp.	29,210	1,087
	CSG Systems International Inc.	19,450	1,061
	Lindsay Corp.	7,528	898
*	Proto Labs Inc.	23,415	853
	Apogee Enterprises Inc.	13,862	793
	Matthews International Corp. Class A	27,196	787
	Marten Transport Ltd.	37,833	713
	Insteel Industries Inc.	17,181	626
*	Vicor Corp.	16,651	620
*	Liquidity Services Inc.	31,437	564
	Heartland Express Inc.	35,197	450

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	Sun Country Airlines Holdings Inc.	24,642	370
	National Presto Industries Inc.	3,224	249
			172,377
Information Technology (13.9%)
*	Fabrinet	50,784	10,948
*	SPS Commerce Inc.	51,274	9,493
	Badger Meter Inc.	40,993	6,505
*	DoubleVerify Holdings Inc.	194,742	6,016
*	Alarm.com Holdings Inc.	69,842	5,286
*	Axcelis Technologies Inc.	45,745	5,154
*	Insight Enterprises Inc.	25,167	4,731
*	FormFactor Inc.	108,762	4,680
	InterDigital Inc.	35,921	3,844
	Advanced Energy Industries Inc.	32,307	3,269
	Progress Software Corp.	60,879	3,248
*	LiveRamp Holdings Inc.	91,617	3,205
*	ACI Worldwide Inc.	95,728	3,150
*	Itron Inc.	31,161	2,888
*	OSI Systems Inc.	21,856	2,867
*	Veeco Instruments Inc.	78,677	2,849
*	Diodes Inc.	39,180	2,663
	Kulicke & Soffa Industries Inc.	49,717	2,368
*	Agilysys Inc.	28,324	2,204
*	SolarEdge Technologies Inc.	30,856	2,073
*	Perficient Inc.	29,692	1,926
*	ePlus Inc.	22,980	1,893
*	Photronics Inc.	61,176	1,761
*	Rogers Corp.	15,686	1,758
*	Plexus Corp.	16,875	1,593
*	Envestnet Inc.	29,202	1,505
*	PDF Solutions Inc.	42,720	1,452
*	Arlo Technologies Inc.	132,230	1,377
*	Extreme Networks Inc.	108,693	1,374
*	SiTime Corp.	14,037	1,298
*	MaxLinear Inc. Class A	64,291	1,250
*	Harmonic Inc.	84,439	1,109
	CTS Corp.	24,399	1,087
*	Cohu Inc.	27,194	874
*	Semtech Corp.	40,371	856
*	Knowles Corp.	51,695	845
*	N-able Inc.	62,049	836
	Adeia Inc.	59,908	679
*	SMART Global Holdings Inc.	29,785	634
	A10 Networks Inc.	45,585	607
*	Xperi Inc.	30,152	330
*	CEVA Inc.	14,169	321
			112,806
Materials (6.3%)
*	ATI Inc.	178,268	8,767
	Alpha Metallurgical Resources Inc.	16,501	6,225
		Shares	Market Value• ($000)
	Carpenter Technology Corp.	68,908	4,455
	Warrior Met Coal Inc.	72,721	4,143
	Balchem Corp.	25,231	3,966
	Materion Corp.	28,868	3,877
	HB Fuller Co.	36,996	2,942
	Sealed Air Corp.	80,692	2,814
	Innospec Inc.	21,888	2,720
	Quaker Chemical Corp.	10,066	2,018
	Hawkins Inc.	26,393	1,854
	Sensient Technologies Corp.	25,361	1,696
	Minerals Technologies Inc.	22,717	1,644
*	Worthington Steel Inc.	29,427	932
	Koppers Holdings Inc.	15,438	874
*	Metallus Inc.	30,468	663
	Haynes International Inc.	9,950	591
	Myers Industries Inc.	25,313	487
	Olympic Steel Inc.	6,744	459
			51,127
Real Estate (5.2%)
	Apple Hospitality REIT Inc.	297,327	4,784
	Tanger Inc.	147,183	4,240
	Sunstone Hotel Investors Inc.	287,055	3,212
	Phillips Edison & Co. Inc.	85,255	3,045
	DiamondRock Hospitality Co.	292,923	2,754
	Essential Properties Realty Trust Inc.	113,365	2,708
	St. Joe Co.	49,738	2,680
	CareTrust REIT Inc.	104,846	2,365
	Innovative Industrial Properties Inc.	21,545	2,111
	Urban Edge Properties	97,060	1,651
	SITE Centers Corp.	118,192	1,605
	eXp World Holdings Inc.	107,499	1,408
	Four Corners Property Trust Inc.	55,697	1,347
	Xenia Hotels & Resorts Inc.	87,228	1,338
	Outfront Media Inc.	85,062	1,222
	Uniti Group Inc.	173,169	1,015
	LTC Properties Inc.	24,879	783
	Getty Realty Corp.	28,835	760
	Veris Residential Inc.	44,870	655
	Marcus & Millichap Inc.	13,604	499
	Summit Hotel Properties Inc.	76,814	493
	Armada Hoffler Properties Inc.	40,535	413
	Whitestone REIT	32,425	400
	Community Healthcare Trust Inc.	14,186	385
	Universal Health Realty Income Trust	8,542	331
	Saul Centers Inc.	8,846	320
			42,524
Utilities (1.5%)
	Otter Tail Corp.	58,304	5,274

S&P Small-Cap 600 Growth Index Fund
	Shares	Market Value• ($000)
American States Water Co.	27,410	1,957
California Water Service Group	32,274	1,481
Chesapeake Utilities Corp.	13,631	1,391
SJW Group	17,453	961
Middlesex Water Co.	11,445	583
Unitil Corp.	10,067	513
		12,160
Total Common Stocks (Cost $708,526)		810,785
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4] Vanguard Market Liquidity Fund, 5.400% (Cost $1,380)	13,807	1,380
Total Investments (100.0%) (Cost $709,906)		812,165
Other Assets and Liabilities—Net (0.0%)		349
Net Assets (100%)		812,514
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $283,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $286,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2024	16	1,646	45

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $708,526)	810,785
Affiliated Issuers (Cost $1,380)	1,380
Total Investments in Securities	812,165
Investment in Vanguard	22
Cash Collateral Pledged—Futures Contracts	110
Receivables for Accrued Income	548
Receivables for Capital Shares Issued	5
Variation Margin Receivable—Futures Contracts	11
Total Assets	812,861
Liabilities
Due to Custodian	12
Payables for Investment Securities Purchased	5
Collateral for Securities on Loan	286
Payables to Vanguard	44
Total Liabilities	347
Net Assets	812,514
1 Includes $283,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	886,295
Total Distributable Earnings (Loss)	(73,781)
Net Assets	812,514

ETF Shares—Net Assets
Applicable to 7,440,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	812,514
Net Asset Value Per Share—ETF Shares	$109.21
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	4,012
Interest[2]	25
Securities Lending—Net	10
Total Income	4,047
Expenses
The Vanguard Group—Note B
Investment Advisory Services	7
Management and Administrative	396
Marketing and Distribution	16
Custodian Fees	9
Shareholders’ Reports	24
Trustees’ Fees and Expenses	—
Other Expenses	9
Total Expenses	461
Net Investment Income	3,586
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	5,642
Futures Contracts	(12)
Realized Net Gain (Loss)	5,630
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	52,082
Futures Contracts	44
Change in Unrealized Appreciation (Depreciation)	52,126
Net Increase (Decrease) in Net Assets Resulting from Operations	61,342
1	Dividends are net of foreign withholding taxes of $11,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $23,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $20,727,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,586	7,009
Realized Net Gain (Loss)	5,630	(58,246)
Change in Unrealized Appreciation (Depreciation)	52,126	78,713
Net Increase (Decrease) in Net Assets Resulting from Operations	61,342	27,476
Distributions
Total Distributions	(4,368)	(6,513)
Capital Share Transactions
Issued	221,014	129,942
Issued in Lieu of Cash Distributions	—	—
Redeemed	(58,240)	(51,267)
Net Increase (Decrease) from Capital Share Transactions	162,774	78,675
Total Increase (Decrease)	219,748	99,638
Net Assets
Beginning of Period	592,766	493,128
End of Period	812,514	592,766
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023[1]	2022[1]	2021[1]	2020[1]	2019[1]
Net Asset Value, Beginning of Period	$100.47	$96.69	$116.59	$79.48	$76.17	$89.71
Investment Operations
Net Investment Income[2]	.582	1.292	.927	.813	.732	.738
Net Realized and Unrealized Gain (Loss) on Investments	8.884	3.709	(19.803)	36.946	3.323	(13.572)
Total from Investment Operations	9.466	5.001	(18.876)	37.759	4.055	(12.834)
Distributions
Dividends from Net Investment Income	(.726)	(1.221)	(1.024)	(.649)	(.745)	(.706)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.726)	(1.221)	(1.024)	(.649)	(.745)	(.706)
Net Asset Value, End of Period	$109.21	$100.47	$96.69	$116.59	$79.48	$76.17
Total Return	9.48%	5.28%	-16.27%	47.68%	5.37%	-14.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$813	$593	$493	$565	$326	$392
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.12%	1.35%	0.87%	0.79%	0.97%	0.94%
Portfolio Turnover Rate[3]	42%	45%	42%	35%	57%	47%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Since inception, the fund has not issued any Institutional Shares and in March 2024, the board of trustees approved the closure of the Vanguard S&P Small-Cap 600 Growth Institutional Share Class effective March 21, 2024.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Growth Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

S&P Small-Cap 600 Growth Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $22,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	810,785	—	—	810,785
Temporary Cash Investments	1,380	—	—	1,380
Total	812,165	—	—	812,165

Derivative Financial Instruments
Assets
Futures Contracts[1]	45	—	—	45
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	710,589
Gross Unrealized Appreciation	129,269
Gross Unrealized Depreciation	(27,648)
Net Unrealized Appreciation (Depreciation)	101,621
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $181,750,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 29, 2024, the fund purchased $270,192,000 of investment securities and sold $264,653,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $211,324,000 and $55,376,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $154,687,000 and sales were $203,571,000, resulting in net realized loss of $12,883,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

S&P Small-Cap 600 Growth Index Fund
F.  Capital shares issued and redeemed were:
	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	Shares (000)	Shares (000)
ETF Shares[1]
Issued	2,110	1,350
Issued in Lieu of Cash Distributions	—	—
Redeemed	(570)	(550)
Net Increase (Decrease) in Shares Outstanding—ETF Shares	1,540	800
1	2023 shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no other events or transactions occurred, except as disclosed in the organizational note, subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.

The S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund particularly or the ability of the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund into consideration in determining, composing or calculating the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small- Cap 600 Growth Index Fund. There is no assurance that investment products based on the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P SMALL-CAP 600 INDEX FUND, VANGUARD S&P SMALL-CAP 600 VALUE INDEX FUND, AND VANGUARD S&P SMALL-CAP 600 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q18452 042024

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 25, 2024

VANGUARD ADMIRAL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 25, 2024

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.